Shareholder Report	12 Months Ended
	Jul. 31, 2025 USD ($) Holding	Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PACE Select Advisors Trust
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000007348
Shareholder Report [Line Items]
Fund Name	UBS Government Money Market Investments Fund
Class Name	Class P
Trading Symbol	PCEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 2,938,929,335
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,490,445
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$2,938,929,335
# of Portfolio Holdings	66
Total Advisory Fees Paid (includes Administration Fees)	$3,490,445

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	16.1%
U.S. Treasury obligations	33.1%
Repurchase agreements	51.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 4.360%, due 08/01/25	50.1%
U.S. Treasury Floating Rate Notes, 4.531%, due 08/01/25	3.2
U.S. Treasury Floating Rate Notes, 4.491%, due 08/01/25	3.0
U.S. Treasury Floating Rate Notes, 4.436%, due 08/01/25	2.7
Goldman Sachs and Co. Repurchase Agreement, 4.370%, due 08/01/25	1.7

Material Fund Change [Text Block]
C000007350
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class A
Trading Symbol	PFXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Exposure to securitized credit, including non-Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), and asset-backed securities (ABS), contributed to performance.

What didn't work:

• Relative value strategies within 30-year Fannie Mae and Ginnie Mae securities and positioning within US rates, particularly an underweight to the 3-month portion of the yield curve detracted from performance.

The strategy utilizes derivatives primarily for risk management purposes. The Fund will manage duration exposure as well as convexity risk with futures, swaps, and swaptions. Overall, derivative usage contributed to performance during the reporting period. However, given the use of derivatives is primarily for risk mitigation, derivative attribution should be viewed in the broader context of strategy management and exposures. The use of interest rate swaps to manage U.S. interest rate exposure and yield curve positioning contributed to performance, while the use of US Treasury options and futures detracted from returns. The use of money market futures contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/15	$9,629	$10,000	$10,000
8/31/15	$9,624	$10,008	$9,986
9/30/15	$9,684	$10,067	$10,053
10/31/15	$9,680	$10,074	$10,055
11/30/15	$9,652	$10,060	$10,028
12/31/15	$9,640	$10,057	$9,996
1/31/16	$9,756	$10,187	$10,133
2/29/16	$9,762	$10,225	$10,205
3/31/16	$9,815	$10,255	$10,299
4/30/16	$9,860	$10,272	$10,338
5/31/16	$9,886	$10,285	$10,341
6/30/16	$9,977	$10,369	$10,527
7/31/16	$9,991	$10,390	$10,594
8/31/16	$9,993	$10,402	$10,581
9/30/16	$10,037	$10,431	$10,575
10/31/16	$10,015	$10,403	$10,494
11/30/16	$9,809	$10,225	$10,246
12/31/16	$9,822	$10,225	$10,261
1/31/17	$9,827	$10,221	$10,281
2/28/17	$9,887	$10,270	$10,350
3/31/17	$9,884	$10,273	$10,344
4/30/17	$9,942	$10,340	$10,424
5/31/17	$9,997	$10,404	$10,504
6/30/17	$9,966	$10,363	$10,494
7/31/17	$10,021	$10,410	$10,539
8/31/17	$10,098	$10,486	$10,634
9/30/17	$10,082	$10,462	$10,583
10/31/17	$10,074	$10,459	$10,589
11/30/17	$10,050	$10,444	$10,575
12/31/17	$10,083	$10,478	$10,624
1/31/18	$9,939	$10,355	$10,502
2/28/18	$9,862	$10,287	$10,402
3/31/18	$9,894	$10,353	$10,469
4/30/18	$9,846	$10,301	$10,391
5/31/18	$9,903	$10,373	$10,465
6/30/18	$9,914	$10,378	$10,452
7/31/18	$9,908	$10,367	$10,455
8/31/18	$9,958	$10,430	$10,522
9/30/18	$9,903	$10,366	$10,454
10/31/18	$9,834	$10,300	$10,372
11/30/18	$9,916	$10,393	$10,433
12/31/18	$10,074	$10,582	$10,625
1/31/19	$10,166	$10,665	$10,738
2/28/19	$10,161	$10,656	$10,732
3/31/19	$10,314	$10,811	$10,938
4/30/19	$10,301	$10,804	$10,941
5/31/19	$10,413	$10,944	$11,135
6/30/19	$10,491	$11,023	$11,275
7/31/19	$10,529	$11,067	$11,299
8/31/19	$10,583	$11,166	$11,592
9/30/19	$10,616	$11,174	$11,531
10/31/19	$10,660	$11,214	$11,565
11/30/19	$10,671	$11,223	$11,559
12/31/19	$10,699	$11,254	$11,551
1/31/20	$10,760	$11,332	$11,774
2/29/20	$10,849	$11,450	$11,986
3/31/20	$10,828	$11,571	$11,915
4/30/20	$11,008	$11,644	$12,127
5/31/20	$11,071	$11,659	$12,183
6/30/20	$11,103	$11,648	$12,260
7/31/20	$11,163	$11,669	$12,443
8/31/20	$11,196	$11,673	$12,343
9/30/20	$11,192	$11,661	$12,336
10/31/20	$11,203	$11,656	$12,281
11/30/20	$11,232	$11,664	$12,401
12/31/20	$11,287	$11,689	$12,418
1/31/21	$11,340	$11,698	$12,329
2/28/21	$11,278	$11,620	$12,151
3/31/21	$11,211	$11,561	$12,000
4/30/21	$11,252	$11,625	$12,094
5/31/21	$11,230	$11,604	$12,134
6/30/21	$11,236	$11,599	$12,219
7/31/21	$11,297	$11,672	$12,356
8/31/21	$11,293	$11,653	$12,332
9/30/21	$11,271	$11,611	$12,225
10/31/21	$11,232	$11,589	$12,222
11/30/21	$11,192	$11,578	$12,258
12/31/21	$11,189	$11,568	$12,227
1/31/22	$11,014	$11,396	$11,964
2/28/22	$10,874	$11,286	$11,830
3/31/22	$10,532	$10,992	$11,501
4/30/22	$10,131	$10,606	$11,065
5/31/22	$10,260	$10,724	$11,136
6/30/22	$10,017	$10,552	$10,962
7/31/22	$10,366	$10,891	$11,229
8/31/22	$10,000	$10,519	$10,912
9/30/22	$9,430	$9,988	$10,441
10/31/22	$9,301	$9,845	$10,305
11/30/22	$9,684	$10,247	$10,684
12/31/22	$9,656	$10,201	$10,636
1/31/23	$9,980	$10,537	$10,963
2/28/23	$9,720	$10,259	$10,680
3/31/23	$9,894	$10,459	$10,951
4/30/23	$9,956	$10,513	$11,018
5/31/23	$9,869	$10,436	$10,898
6/30/23	$9,844	$10,392	$10,859
7/31/23	$9,843	$10,384	$10,851
8/31/23	$9,758	$10,298	$10,782
9/30/23	$9,440	$9,970	$10,508
10/31/23	$9,214	$9,764	$10,342
11/30/23	$9,720	$10,273	$10,810
12/31/23	$10,134	$10,716	$11,224
1/31/24	$10,085	$10,667	$11,193
2/29/24	$9,943	$10,493	$11,035
3/31/24	$10,050	$10,604	$11,137
4/30/24	$9,749	$10,283	$10,856
5/31/24	$9,956	$10,489	$11,040
6/30/24	$10,057	$10,611	$11,144
7/31/24	$10,324	$10,891	$11,405
8/31/24	$10,480	$11,067	$11,569
9/30/24	$10,571	$11,198	$11,724
10/31/24	$10,239	$10,881	$11,433
11/30/24	$10,395	$11,026	$11,554
12/31/24	$10,208	$10,845	$11,365
1/31/25	$10,267	$10,900	$11,425
2/28/25	$10,540	$11,178	$11,676
3/31/25	$10,539	$11,176	$11,681
4/30/25	$10,566	$11,208	$11,727
5/31/25	$10,458	$11,106	$11,643
6/30/25	$10,656	$11,303	$11,822
7/31/25	$10,590	$11,257	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	2.58%	(1.05%)	0.96%
Class A with Load	(1.31%)	(1.80%)	0.58%
Bloomberg US Mortgage-Backed Securities Index	3.36%	(0.72%)	1.19%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 168,670,779
Holdings Count | Holding	1,085
Advisory Fees Paid, Amount	$ 501,856
InvestmentCompanyPortfolioTurnover	945.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$168,670,779
# of Portfolio Holdings	1,085
Portfolio Turnover Rate	945%
Total Advisory Fees Paid (includes Administration Fees)	$501,856

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-term U.S. Treasury obligations	0.3%
Investment companies	0.8%
Asset-backed securities	7.8%
Mortgage-backed securities	17.5%
U.S. government agency obligations	177.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	15.1
Government National Mortgage Association, TBA, 3.000%	10.4
Government National Mortgage Association, TBA, 4.500%	6.4
Government National Mortgage Association, TBA, 2.000%	4.8

Material Fund Change [Text Block]
C000007349
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Exposure to securitized credit, including non-Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), and asset-backed securities (ABS), contributed to performance.

What didn't work:

• Relative value strategies within 30-year Fannie Mae and Ginnie Mae securities and positioning within US rates, particularly an underweight to the 3-month portion of the yield curve detracted from performance.

The strategy utilizes derivatives primarily for risk management purposes. The Fund will manage duration exposure as well as convexity risk with futures, swaps, and swaptions. Overall, derivative usage contributed to performance during the reporting period. However, given the use of derivatives is primarily for risk mitigation, derivative attribution should be viewed in the broader context of strategy management and exposures. The use of interest rate swaps to manage U.S. interest rate exposure and yield curve positioning contributed to performance, while the use of US Treasury options and futures detracted from returns. The use of money market futures contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,005	$10,008	$9,986
9/30/15	$10,069	$10,067	$10,053
10/31/15	$10,060	$10,074	$10,055
11/30/15	$10,040	$10,060	$10,028
12/31/15	$10,030	$10,057	$9,996
1/31/16	$10,153	$10,187	$10,133
2/29/16	$10,161	$10,225	$10,205
3/31/16	$10,210	$10,255	$10,299
4/30/16	$10,259	$10,272	$10,338
5/31/16	$10,288	$10,285	$10,341
6/30/16	$10,386	$10,369	$10,527
7/31/16	$10,410	$10,390	$10,594
8/31/16	$10,414	$10,402	$10,581
9/30/16	$10,463	$10,431	$10,575
10/31/16	$10,442	$10,403	$10,494
11/30/16	$10,221	$10,225	$10,246
12/31/16	$10,245	$10,225	$10,261
1/31/17	$10,253	$10,221	$10,281
2/28/17	$10,309	$10,270	$10,350
3/31/17	$10,308	$10,273	$10,344
4/30/17	$10,379	$10,340	$10,424
5/31/17	$10,439	$10,404	$10,504
6/30/17	$10,408	$10,363	$10,494
7/31/17	$10,467	$10,410	$10,539
8/31/17	$10,550	$10,486	$10,634
9/30/17	$10,535	$10,462	$10,583
10/31/17	$10,522	$10,459	$10,589
11/30/17	$10,506	$10,444	$10,575
12/31/17	$10,535	$10,478	$10,624
1/31/18	$10,387	$10,355	$10,502
2/28/18	$10,309	$10,287	$10,402
3/31/18	$10,352	$10,353	$10,469
4/30/18	$10,304	$10,301	$10,391
5/31/18	$10,358	$10,373	$10,465
6/30/18	$10,371	$10,378	$10,452
7/31/18	$10,376	$10,367	$10,455
8/31/18	$10,431	$10,430	$10,522
9/30/18	$10,367	$10,366	$10,454
10/31/18	$10,305	$10,300	$10,372
11/30/18	$10,384	$10,393	$10,433
12/31/18	$10,552	$10,582	$10,625
1/31/19	$10,659	$10,665	$10,738
2/28/19	$10,656	$10,656	$10,732
3/31/19	$10,818	$10,811	$10,938
4/30/19	$10,807	$10,804	$10,941
5/31/19	$10,926	$10,944	$11,135
6/30/19	$11,011	$11,023	$11,275
7/31/19	$11,053	$11,067	$11,299
8/31/19	$11,104	$11,166	$11,592
9/30/19	$11,140	$11,174	$11,531
10/31/19	$11,189	$11,214	$11,565
11/30/19	$11,203	$11,223	$11,559
12/31/19	$11,243	$11,254	$11,551
1/31/20	$11,310	$11,332	$11,774
2/29/20	$11,397	$11,450	$11,986
3/31/20	$11,377	$11,571	$11,915
4/30/20	$11,568	$11,644	$12,127
5/31/20	$11,646	$11,659	$12,183
6/30/20	$11,682	$11,648	$12,260
7/31/20	$11,739	$11,669	$12,443
8/31/20	$11,775	$11,673	$12,343
9/30/20	$11,783	$11,661	$12,336
10/31/20	$11,797	$11,656	$12,281
11/30/20	$11,830	$11,664	$12,401
12/31/20	$11,890	$11,689	$12,418
1/31/21	$11,949	$11,698	$12,329
2/28/21	$11,886	$11,620	$12,151
3/31/21	$11,808	$11,561	$12,000
4/30/21	$11,863	$11,625	$12,094
5/31/21	$11,842	$11,604	$12,134
6/30/21	$11,852	$11,599	$12,219
7/31/21	$11,919	$11,672	$12,356
8/31/21	$11,907	$11,653	$12,332
9/30/21	$11,886	$11,611	$12,225
10/31/21	$11,848	$11,589	$12,222
11/30/21	$11,818	$11,578	$12,258
12/31/21	$11,817	$11,568	$12,227
1/31/22	$11,635	$11,396	$11,964
2/28/22	$11,480	$11,286	$11,830
3/31/22	$11,130	$10,992	$11,501
4/30/22	$10,709	$10,606	$11,065
5/31/22	$10,838	$10,724	$11,136
6/30/22	$10,594	$10,552	$10,962
7/31/22	$10,955	$10,891	$11,229
8/31/22	$10,580	$10,519	$10,912
9/30/22	$9,970	$9,988	$10,441
10/31/22	$9,836	$9,845	$10,305
11/30/22	$10,252	$10,247	$10,684
12/31/22	$10,225	$10,201	$10,636
1/31/23	$10,571	$10,537	$10,963
2/28/23	$10,288	$10,259	$10,680
3/31/23	$10,474	$10,459	$10,951
4/30/23	$10,542	$10,513	$11,018
5/31/23	$10,452	$10,436	$10,898
6/30/23	$10,428	$10,392	$10,859
7/31/23	$10,429	$10,384	$10,851
8/31/23	$10,341	$10,298	$10,782
9/30/23	$10,006	$9,970	$10,508
10/31/23	$9,768	$9,764	$10,342
11/30/23	$10,308	$10,273	$10,810
12/31/23	$10,748	$10,716	$11,224
1/31/24	$10,709	$10,667	$11,193
2/29/24	$10,550	$10,493	$11,035
3/31/24	$10,677	$10,604	$11,137
4/30/24	$10,359	$10,283	$10,856
5/31/24	$10,570	$10,489	$11,040
6/30/24	$10,691	$10,611	$11,144
7/31/24	$10,966	$10,891	$11,405
8/31/24	$11,134	$11,067	$11,569
9/30/24	$11,243	$11,198	$11,724
10/31/24	$10,893	$10,881	$11,433
11/30/24	$11,051	$11,026	$11,554
12/31/24	$10,854	$10,845	$11,365
1/31/25	$10,919	$10,900	$11,425
2/28/25	$11,223	$11,178	$11,676
3/31/25	$11,212	$11,176	$11,681
4/30/25	$11,244	$11,208	$11,727
5/31/25	$11,132	$11,106	$11,643
6/30/25	$11,355	$11,303	$11,822
7/31/25	$11,288	$11,257	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	2.93%	(0.78%)	1.22%
Bloomberg US Mortgage-Backed Securities Index	3.36%	(0.72%)	1.19%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 168,670,779
Holdings Count | Holding	1,085
Advisory Fees Paid, Amount	$ 501,856
InvestmentCompanyPortfolioTurnover	945.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$168,670,779
# of Portfolio Holdings	1,085
Portfolio Turnover Rate	945%
Total Advisory Fees Paid (includes Administration Fees)	$501,856

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-term U.S. Treasury obligations	0.3%
Investment companies	0.8%
Asset-backed securities	7.8%
Mortgage-backed securities	17.5%
U.S. government agency obligations	177.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	15.1
Government National Mortgage Association, TBA, 3.000%	10.4
Government National Mortgage Association, TBA, 4.500%	6.4
Government National Mortgage Association, TBA, 2.000%	4.8

Material Fund Change [Text Block]
C000007355
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class A
Trading Symbol	PIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The portfolio benefited from exposure to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), loans, investment grade and high yield corporate debt; positions in venture debt ABS and recurring revenue debt ABS had a positive contribution to performance.

• Holdings of investment grade bonds issued by property and casualty companies, specialty real estate investment trusts (REITs), consumer cyclical companies, healthcare companies, and electric utilities contributed positively to performance.

• Holdings of high yield bonds issued by cable satellite companies positively impacted performance during the year.

• Loans to technology companies also had a positive impact on performance.

What didn't work:

• Positions in loans to chemical companies had a negative impact on performance.

• Positions in triple net lease ABS, and consumer loan ABS contributed negatively.

• Positions in business development companies (BDCs) had a negative impact on performance during the fiscal year.

• Holdings of investment grade corporate bonds issued by banks, airlines, and construction machinery companies also had a negative impact on performance.

The only use of derivatives comes from employing treasury futures to manage the duration of the portfolio to align with the benchmark. There is no active use of derivatives to make investment bets. The utilization of Treasury futures is designed to align the portfolio's duration exposure to be as close to neutral versus the benchmark such that exposure to credit is the driver of performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/15	$9,626	$10,000
8/31/15	$9,599	$9,986
9/30/15	$9,635	$10,053
10/31/15	$9,646	$10,055
11/30/15	$9,603	$10,028
12/31/15	$9,564	$9,996
1/31/16	$9,646	$10,133
2/29/16	$9,658	$10,205
3/31/16	$9,732	$10,299
4/30/16	$9,766	$10,338
5/31/16	$9,761	$10,341
6/30/16	$9,867	$10,527
7/31/16	$9,900	$10,594
8/31/16	$9,878	$10,581
9/30/16	$9,896	$10,575
10/31/16	$9,874	$10,494
11/30/16	$9,733	$10,246
12/31/16	$9,741	$10,261
1/31/17	$9,759	$10,281
2/28/17	$9,802	$10,350
3/31/17	$9,813	$10,344
4/30/17	$9,880	$10,424
5/31/17	$9,951	$10,504
6/30/17	$9,942	$10,494
7/31/17	$9,983	$10,539
8/31/17	$10,064	$10,634
9/30/17	$10,015	$10,583
10/31/17	$10,009	$10,589
11/30/17	$9,993	$10,575
12/31/17	$10,034	$10,624
1/31/18	$9,910	$10,502
2/28/18	$9,805	$10,402
3/31/18	$9,848	$10,469
4/30/18	$9,776	$10,391
5/31/18	$9,837	$10,465
6/30/18	$9,818	$10,452
7/31/18	$9,840	$10,455
8/31/18	$9,877	$10,522
9/30/18	$9,823	$10,454
10/31/18	$9,737	$10,372
11/30/18	$9,776	$10,433
12/31/18	$9,925	$10,625
1/31/19	$10,065	$10,738
2/28/19	$10,070	$10,732
3/31/19	$10,261	$10,938
4/30/19	$10,249	$10,941
5/31/19	$10,407	$11,135
6/30/19	$10,531	$11,275
7/31/19	$10,561	$11,299
8/31/19	$10,793	$11,592
9/30/19	$10,745	$11,531
10/31/19	$10,773	$11,565
11/30/19	$10,774	$11,559
12/31/19	$10,750	$11,551
1/31/20	$10,957	$11,774
2/29/20	$11,105	$11,986
3/31/20	$10,913	$11,915
4/30/20	$11,173	$12,127
5/31/20	$11,277	$12,183
6/30/20	$11,388	$12,260
7/31/20	$11,576	$12,443
8/31/20	$11,492	$12,343
9/30/20	$11,486	$12,336
10/31/20	$11,441	$12,281
11/30/20	$11,560	$12,401
12/31/20	$11,585	$12,418
1/31/21	$11,509	$12,329
2/28/21	$11,336	$12,151
3/31/21	$11,175	$12,000
4/30/21	$11,276	$12,094
5/31/21	$11,285	$12,134
6/30/21	$11,376	$12,219
7/31/21	$11,493	$12,356
8/31/21	$11,475	$12,332
9/30/21	$11,385	$12,225
10/31/21	$11,367	$12,222
11/30/21	$11,367	$12,258
12/31/21	$11,343	$12,227
1/31/22	$11,105	$11,964
2/28/22	$10,951	$11,830
3/31/22	$10,652	$11,501
4/30/22	$10,213	$11,065
5/31/22	$10,275	$11,136
6/30/22	$10,071	$10,962
7/31/22	$10,334	$11,229
8/31/22	$10,030	$10,912
9/30/22	$9,628	$10,441
10/31/22	$9,507	$10,305
11/30/22	$9,848	$10,684
12/31/22	$9,800	$10,636
1/31/23	$10,167	$10,963
2/28/23	$9,919	$10,680
3/31/23	$10,088	$10,951
4/30/23	$10,179	$11,018
5/31/23	$10,053	$10,898
6/30/23	$10,058	$10,859
7/31/23	$10,098	$10,851
8/31/23	$10,060	$10,782
9/30/23	$9,831	$10,508
10/31/23	$9,676	$10,342
11/30/23	$10,125	$10,810
12/31/23	$10,550	$11,224
1/31/24	$10,562	$11,193
2/29/24	$10,470	$11,035
3/31/24	$10,591	$11,137
4/30/24	$10,360	$10,856
5/31/24	$10,541	$11,040
6/30/24	$10,659	$11,144
7/31/24	$10,867	$11,405
8/31/24	$11,049	$11,569
9/30/24	$11,192	$11,724
10/31/24	$10,962	$11,433
11/30/24	$11,090	$11,554
12/31/24	$10,928	$11,365
1/31/25	$10,977	$11,425
2/28/25	$11,222	$11,676
3/31/25	$11,199	$11,681
4/30/25	$11,221	$11,727
5/31/25	$11,183	$11,643
6/30/25	$11,388	$11,822
7/31/25	$11,365	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.58%	(0.37%)	1.67%
Class A with Load	0.69%	(1.12%)	1.29%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 197,865,525
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 573,270
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$197,865,525
# of Portfolio Holdings	253
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (includes Administration Fees)	$573,270

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	4.5%
Mortgage-backed securities	11.4%
Loan assignments	13.8%
Asset-backed securities	18.9%
Corporate bonds	44.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6%
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 8.425%, due 11/15/27	1.2
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33	1.2

Material Fund Change [Text Block]
C000007354
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class P
Trading Symbol	PCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The portfolio benefited from exposure to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), loans, investment grade and high yield corporate debt; positions in venture debt ABS and recurring revenue debt ABS had a positive contribution to performance.

• Holdings of investment grade bonds issued by property and casualty companies, specialty real estate investment trusts (REITs), consumer cyclical companies, healthcare companies, and electric utilities contributed positively to performance.

• Holdings of high yield bonds issued by cable satellite companies positively impacted performance during the year.

• Loans to technology companies also had a positive impact on performance.

What didn't work:

• Positions in loans to chemical companies had a negative impact on performance.

• Positions in triple net lease ABS, and consumer loan ABS contributed negatively.

• Positions in business development companies (BDCs) had a negative impact on performance during the fiscal year.

• Holdings of investment grade corporate bonds issued by banks, airlines, and construction machinery companies also had a negative impact on performance.

The only use of derivatives comes from employing treasury futures to manage the duration of the portfolio to align with the benchmark. There is no active use of derivatives to make investment bets. The utilization of Treasury futures is designed to align the portfolio's duration exposure to be as close to neutral versus the benchmark such that exposure to credit is the driver of performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000
8/31/15	$9,974	$9,986
9/30/15	$10,014	$10,053
10/31/15	$10,027	$10,055
11/30/15	$9,984	$10,028
12/31/15	$9,946	$9,996
1/31/16	$10,034	$10,133
2/29/16	$10,048	$10,205
3/31/16	$10,136	$10,299
4/30/16	$10,165	$10,338
5/31/16	$10,153	$10,341
6/30/16	$10,282	$10,527
7/31/16	$10,311	$10,594
8/31/16	$10,290	$10,581
9/30/16	$10,319	$10,575
10/31/16	$10,290	$10,494
11/30/16	$10,145	$10,246
12/31/16	$10,156	$10,261
1/31/17	$10,186	$10,281
2/28/17	$10,224	$10,350
3/31/17	$10,237	$10,344
4/30/17	$10,309	$10,424
5/31/17	$10,385	$10,504
6/30/17	$10,378	$10,494
7/31/17	$10,423	$10,539
8/31/17	$10,510	$10,634
9/30/17	$10,461	$10,583
10/31/17	$10,457	$10,589
11/30/17	$10,442	$10,575
12/31/17	$10,488	$10,624
1/31/18	$10,360	$10,502
2/28/18	$10,252	$10,402
3/31/18	$10,308	$10,469
4/30/18	$10,235	$10,391
5/31/18	$10,293	$10,465
6/30/18	$10,281	$10,452
7/31/18	$10,297	$10,455
8/31/18	$10,347	$10,522
9/30/18	$10,293	$10,454
10/31/18	$10,196	$10,372
11/30/18	$10,239	$10,433
12/31/18	$10,398	$10,625
1/31/19	$10,546	$10,738
2/28/19	$10,553	$10,732
3/31/19	$10,765	$10,938
4/30/19	$10,755	$10,941
5/31/19	$10,923	$11,135
6/30/19	$11,055	$11,275
7/31/19	$11,080	$11,299
8/31/19	$11,325	$11,592
9/30/19	$11,277	$11,531
10/31/19	$11,318	$11,565
11/30/19	$11,321	$11,559
12/31/19	$11,298	$11,551
1/31/20	$11,518	$11,774
2/29/20	$11,676	$11,986
3/31/20	$11,468	$11,915
4/30/20	$11,753	$12,127
5/31/20	$11,865	$12,183
6/30/20	$11,975	$12,260
7/31/20	$12,175	$12,443
8/31/20	$12,099	$12,343
9/30/20	$12,085	$12,336
10/31/20	$12,040	$12,281
11/30/20	$12,178	$12,401
12/31/20	$12,206	$12,418
1/31/21	$12,120	$12,329
2/28/21	$11,950	$12,151
3/31/21	$11,782	$12,000
4/30/21	$11,891	$12,094
5/31/21	$11,903	$12,134
6/30/21	$11,992	$12,219
7/31/21	$12,128	$12,356
8/31/21	$12,111	$12,332
9/30/21	$12,009	$12,225
10/31/21	$11,993	$12,222
11/30/21	$12,005	$12,258
12/31/21	$11,982	$12,227
1/31/22	$11,724	$11,964
2/28/22	$11,563	$11,830
3/31/22	$11,250	$11,501
4/30/22	$10,799	$11,065
5/31/22	$10,856	$11,136
6/30/22	$10,643	$10,962
7/31/22	$10,924	$11,229
8/31/22	$10,615	$10,912
9/30/22	$10,182	$10,441
10/31/22	$10,056	$10,305
11/30/22	$10,419	$10,684
12/31/22	$10,380	$10,636
1/31/23	$10,771	$10,963
2/28/23	$10,501	$10,680
3/31/23	$10,681	$10,951
4/30/23	$10,790	$11,018
5/31/23	$10,650	$10,898
6/30/23	$10,657	$10,859
7/31/23	$10,702	$10,851
8/31/23	$10,663	$10,782
9/30/23	$10,434	$10,508
10/31/23	$10,271	$10,342
11/30/23	$10,749	$10,810
12/31/23	$11,192	$11,224
1/31/24	$11,207	$11,193
2/29/24	$11,112	$11,035
3/31/24	$11,253	$11,137
4/30/24	$11,000	$10,856
5/31/24	$11,194	$11,040
6/30/24	$11,322	$11,144
7/31/24	$11,546	$11,405
8/31/24	$11,741	$11,569
9/30/24	$11,895	$11,724
10/31/24	$11,664	$11,433
11/30/24	$11,803	$11,554
12/31/24	$11,623	$11,365
1/31/25	$11,676	$11,425
2/28/25	$11,940	$11,676
3/31/25	$11,917	$11,681
4/30/25	$11,943	$11,727
5/31/25	$11,905	$11,643
6/30/25	$12,127	$11,822
7/31/25	$12,105	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	4.84%	(0.12%)	1.93%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 197,865,525
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 573,270
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$197,865,525
# of Portfolio Holdings	253
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (includes Administration Fees)	$573,270

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	4.5%
Mortgage-backed securities	11.4%
Loan assignments	13.8%
Asset-backed securities	18.9%
Corporate bonds	44.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6%
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 8.425%, due 11/15/27	1.2
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33	1.2

Material Fund Change [Text Block]
C000007360
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class A
Trading Symbol	PBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Duration and tactical interest rate positioning were meaningful positive contributors to relative performance for the portfolio.

• Broad sector allocation: Exposure to securitized credit (asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations), corporate credit (investment grade and high yield), and loans provided diversified sources of positive performance across managers.

• Security selection in credit: Effective selection within investment grade and high yield corporate bonds, especially in sectors like property & casualty, specialty real estate investment trusts (REITs), healthcare, industrials, cable satellite, and senior financial names added value.

• Selection in asset-backed securities (ABS) and loan holdings: Positions in venture debt ABS, recurring revenue debt ABS, and loans to technology companies contributed positively, reflecting successful targeting of niche credit opportunities.

What didn't work:

• Loan and ABS selection: Specific holdings in loans to chemical companies and ABS tied to triple net leases and consumer loans detracted from performance.

• Investment grade corporate credit selection: Underperformance in investment grade bonds issued by banks and brokerage firms weighed on results. Positioning in US investment grade credit detracted, as did non-US developed market investment grade credit and US Treasuries.

• Developed market investment grade credit and currency positions: Broader exposures to developed market investment grade credit and short positions in select currencies (e.g., Swiss franc, Malaysian ringgit) modestly detracted across managers.

During the reporting period, the Fund utilized derivatives, including futures, options, and swaps. These instruments were used to manage interest rate and duration exposure, gain access to markets without physical securities, hedge unwanted risks, and implement customized investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/15	$9,627	$10,000	$10,000
8/31/15	$9,549	$9,986	$9,977
9/30/15	$9,512	$10,053	$10,047
10/31/15	$9,589	$10,055	$10,047
11/30/15	$9,559	$10,028	$10,015
12/31/15	$9,501	$9,996	$9,972
1/31/16	$9,558	$10,133	$10,112
2/29/16	$9,568	$10,205	$10,198
3/31/16	$9,759	$10,299	$10,318
4/30/16	$9,830	$10,338	$10,367
5/31/16	$9,840	$10,341	$10,365
6/30/16	$10,009	$10,527	$10,593
7/31/16	$10,150	$10,594	$10,678
8/31/16	$10,159	$10,581	$10,656
9/30/16	$10,166	$10,575	$10,636
10/31/16	$10,098	$10,494	$10,533
11/30/16	$9,822	$10,246	$10,254
12/31/16	$9,880	$10,261	$10,276
1/31/17	$9,962	$10,281	$10,304
2/28/17	$10,056	$10,350	$10,383
3/31/17	$10,062	$10,344	$10,374
4/30/17	$10,142	$10,424	$10,459
5/31/17	$10,236	$10,504	$10,546
6/30/17	$10,250	$10,494	$10,549
7/31/17	$10,314	$10,539	$10,593
8/31/17	$10,425	$10,634	$10,695
9/30/17	$10,393	$10,583	$10,635
10/31/17	$10,386	$10,589	$10,644
11/30/17	$10,348	$10,575	$10,631
12/31/17	$10,401	$10,624	$10,686
1/31/18	$10,302	$10,502	$10,563
2/28/18	$10,204	$10,402	$10,449
3/31/18	$10,241	$10,469	$10,517
4/30/18	$10,151	$10,391	$10,428
5/31/18	$10,183	$10,465	$10,503
6/30/18	$10,173	$10,452	$10,483
7/31/18	$10,223	$10,455	$10,491
8/31/18	$10,271	$10,522	$10,559
9/30/18	$10,227	$10,454	$10,489
10/31/18	$10,171	$10,372	$10,398
11/30/18	$10,166	$10,433	$10,447
12/31/18	$10,253	$10,625	$10,642
1/31/19	$10,430	$10,738	$10,767
2/28/19	$10,471	$10,732	$10,761
3/31/19	$10,649	$10,938	$10,989
4/30/19	$10,685	$10,941	$10,995
5/31/19	$10,848	$11,135	$11,211
6/30/19	$11,013	$11,275	$11,376
7/31/19	$11,009	$11,299	$11,394
8/31/19	$11,361	$11,592	$11,765
9/30/19	$11,283	$11,531	$11,676
10/31/19	$11,326	$11,565	$11,709
11/30/19	$11,304	$11,559	$11,698
12/31/19	$11,288	$11,551	$11,675
1/31/20	$11,567	$11,774	$11,954
2/29/20	$11,712	$11,986	$12,203
3/31/20	$11,297	$11,915	$12,068
4/30/20	$11,581	$12,127	$12,337
5/31/20	$11,735	$12,183	$12,408
6/30/20	$11,905	$12,260	$12,516
7/31/20	$12,171	$12,443	$12,768
8/31/20	$12,111	$12,343	$12,620
9/30/20	$12,097	$12,336	$12,614
10/31/20	$12,045	$12,281	$12,538
11/30/20	$12,273	$12,401	$12,706
12/31/20	$12,315	$12,418	$12,717
1/31/21	$12,235	$12,329	$12,584
2/28/21	$12,053	$12,151	$12,364
3/31/21	$11,897	$12,000	$12,173
4/30/21	$12,015	$12,094	$12,280
5/31/21	$12,064	$12,134	$12,343
6/30/21	$12,198	$12,219	$12,467
7/31/21	$12,324	$12,356	$12,632
8/31/21	$12,319	$12,332	$12,607
9/30/21	$12,202	$12,225	$12,472
10/31/21	$12,206	$12,222	$12,478
11/30/21	$12,200	$12,258	$12,535
12/31/21	$12,196	$12,227	$12,495
1/31/22	$11,936	$11,964	$12,190
2/28/22	$11,763	$11,830	$12,047
3/31/22	$11,426	$11,501	$11,704
4/30/22	$10,972	$11,065	$11,240
5/31/22	$10,983	$11,136	$11,293
6/30/22	$10,705	$10,962	$11,115
7/31/22	$10,974	$11,229	$11,355
8/31/22	$10,711	$10,912	$11,059
9/30/22	$10,268	$10,441	$10,608
10/31/22	$10,158	$10,305	$10,476
11/30/22	$10,528	$10,684	$10,850
12/31/22	$10,474	$10,636	$10,798
1/31/23	$10,884	$10,963	$11,124
2/28/23	$10,622	$10,680	$10,835
3/31/23	$10,816	$10,951	$11,140
4/30/23	$10,902	$11,018	$11,211
5/31/23	$10,777	$10,898	$11,072
6/30/23	$10,794	$10,859	$11,037
7/31/23	$10,831	$10,851	$11,028
8/31/23	$10,784	$10,782	$10,963
9/30/23	$10,538	$10,508	$10,706
10/31/23	$10,370	$10,342	$10,554
11/30/23	$10,859	$10,810	$11,011
12/31/23	$11,296	$11,224	$11,416
1/31/24	$11,310	$11,193	$11,390
2/29/24	$11,194	$11,035	$11,235
3/31/24	$11,327	$11,137	$11,334
4/30/24	$11,074	$10,856	$11,065
5/31/24	$11,270	$11,040	$11,241
6/30/24	$11,376	$11,144	$11,339
7/31/24	$11,626	$11,405	$11,593
8/31/24	$11,809	$11,569	$11,753
9/30/24	$11,959	$11,724	$11,917
10/31/24	$11,718	$11,433	$11,634
11/30/24	$11,856	$11,554	$11,746
12/31/24	$11,686	$11,365	$11,551
1/31/25	$11,752	$11,425	$11,612
2/28/25	$12,009	$11,676	$11,856
3/31/25	$11,984	$11,681	$11,862
4/30/25	$11,996	$11,727	$11,912
5/31/25	$11,981	$11,643	$11,833
6/30/25	$12,182	$11,822	$12,007
7/31/25	$12,162	$11,790	$11,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.61%	(0.02%)	2.36%
Class A with Load	0.70%	(0.78%)	1.98%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
Bloomberg US Government/Credit Index	3.34%	(1.27%)	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 418,705,154
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 1,732,773
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$418,705,154
# of Portfolio Holdings	1,577
Portfolio Turnover Rate	219%
Total Advisory Fees Paid (includes Administration Fees)	$1,732,773

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Loan assignments	8.5%
U.S. treasury obligations	10.3%
Mortgage-backed securities	11.7%
Asset-backed securities	14.2%
Corporate bonds	46.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	1.8%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.8
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.6
U.S. Treasury Notes, 0.500%, due 08/31/27	1.3
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

Material Fund Change [Text Block]
C000007359
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class P
Trading Symbol	PCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Duration and tactical interest rate positioning were meaningful positive contributors to relative performance for the portfolio.

• Broad sector allocation: Exposure to securitized credit (asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations), corporate credit (investment grade and high yield), and loans provided diversified sources of positive performance across managers.

• Security selection in credit: Effective selection within investment grade and high yield corporate bonds, especially in sectors like property & casualty, specialty real estate investment trusts (REITs), healthcare, industrials, cable satellite, and senior financial names added value.

• Selection in asset-backed securities (ABS) and loan holdings: Positions in venture debt ABS, recurring revenue debt ABS, and loans to technology companies contributed positively, reflecting successful targeting of niche credit opportunities.

What didn't work:

• Loan and ABS selection: Specific holdings in loans to chemical companies and ABS tied to triple net leases and consumer loans detracted from performance.

• Investment grade corporate credit selection: Underperformance in investment grade bonds issued by banks and brokerage firms weighed on results. Positioning in US investment grade credit detracted, as did non-US developed market investment grade credit and US Treasuries.

• Developed market investment grade credit and currency positions: Broader exposures to developed market investment grade credit and short positions in select currencies (e.g., Swiss franc, Malaysian ringgit) modestly detracted across managers.

During the reporting period, the Fund utilized derivatives, including futures, options, and swaps. These instruments were used to manage interest rate and duration exposure, gain access to markets without physical securities, hedge unwanted risks, and implement customized investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,921	$9,986	$9,977
9/30/15	$9,885	$10,053	$10,047
10/31/15	$9,967	$10,055	$10,047
11/30/15	$9,938	$10,028	$10,015
12/31/15	$9,880	$9,996	$9,972
1/31/16	$9,942	$10,133	$10,112
2/29/16	$9,953	$10,205	$10,198
3/31/16	$10,161	$10,299	$10,318
4/30/16	$10,229	$10,338	$10,367
5/31/16	$10,242	$10,341	$10,365
6/30/16	$10,419	$10,527	$10,593
7/31/16	$10,568	$10,594	$10,678
8/31/16	$10,586	$10,581	$10,656
9/30/16	$10,588	$10,575	$10,636
10/31/16	$10,520	$10,494	$10,533
11/30/16	$10,234	$10,246	$10,254
12/31/16	$10,305	$10,261	$10,276
1/31/17	$10,384	$10,281	$10,304
2/28/17	$10,485	$10,350	$10,383
3/31/17	$10,493	$10,344	$10,374
4/30/17	$10,579	$10,424	$10,459
5/31/17	$10,679	$10,504	$10,546
6/30/17	$10,704	$10,494	$10,549
7/31/17	$10,773	$10,539	$10,593
8/31/17	$10,883	$10,634	$10,695
9/30/17	$10,852	$10,583	$10,635
10/31/17	$10,846	$10,589	$10,644
11/30/17	$10,810	$10,575	$10,631
12/31/17	$10,867	$10,624	$10,686
1/31/18	$10,766	$10,502	$10,563
2/28/18	$10,665	$10,402	$10,449
3/31/18	$10,707	$10,469	$10,517
4/30/18	$10,615	$10,391	$10,428
5/31/18	$10,658	$10,465	$10,503
6/30/18	$10,650	$10,452	$10,483
7/31/18	$10,696	$10,455	$10,491
8/31/18	$10,749	$10,522	$10,559
9/30/18	$10,713	$10,454	$10,489
10/31/18	$10,648	$10,372	$10,398
11/30/18	$10,645	$10,433	$10,447
12/31/18	$10,739	$10,625	$10,642
1/31/19	$10,927	$10,738	$10,767
2/28/19	$10,971	$10,732	$10,761
3/31/19	$11,160	$10,938	$10,989
4/30/19	$11,201	$10,941	$10,995
5/31/19	$11,383	$11,135	$11,211
6/30/19	$11,549	$11,275	$11,376
7/31/19	$11,556	$11,299	$11,394
8/31/19	$11,919	$11,592	$11,765
9/30/19	$11,841	$11,531	$11,676
10/31/19	$11,888	$11,565	$11,709
11/30/19	$11,867	$11,559	$11,698
12/31/19	$11,853	$11,551	$11,675
1/31/20	$12,149	$11,774	$11,954
2/29/20	$12,303	$11,986	$12,203
3/31/20	$11,878	$11,915	$12,068
4/30/20	$12,171	$12,127	$12,337
5/31/20	$12,335	$12,183	$12,408
6/30/20	$12,516	$12,260	$12,516
7/31/20	$12,800	$12,443	$12,768
8/31/20	$12,738	$12,343	$12,620
9/30/20	$12,727	$12,336	$12,614
10/31/20	$12,675	$12,281	$12,538
11/30/20	$12,918	$12,401	$12,706
12/31/20	$12,964	$12,418	$12,717
1/31/21	$12,883	$12,329	$12,584
2/28/21	$12,693	$12,151	$12,364
3/31/21	$12,532	$12,000	$12,173
4/30/21	$12,659	$12,094	$12,280
5/31/21	$12,714	$12,134	$12,343
6/30/21	$12,857	$12,219	$12,467
7/31/21	$12,993	$12,356	$12,632
8/31/21	$12,990	$12,332	$12,607
9/30/21	$12,869	$12,225	$12,472
10/31/21	$12,877	$12,222	$12,478
11/30/21	$12,873	$12,258	$12,535
12/31/21	$12,871	$12,227	$12,495
1/31/22	$12,599	$11,964	$12,190
2/28/22	$12,419	$11,830	$12,047
3/31/22	$12,066	$11,501	$11,704
4/30/22	$11,588	$11,065	$11,240
5/31/22	$11,603	$11,136	$11,293
6/30/22	$11,311	$10,962	$11,115
7/31/22	$11,597	$11,229	$11,355
8/31/22	$11,322	$10,912	$11,059
9/30/22	$10,856	$10,441	$10,608
10/31/22	$10,751	$10,305	$10,476
11/30/22	$11,135	$10,684	$10,850
12/31/22	$11,090	$10,636	$10,798
1/31/23	$11,517	$10,963	$11,124
2/28/23	$11,242	$10,680	$10,835
3/31/23	$11,450	$10,951	$11,140
4/30/23	$11,544	$11,018	$11,211
5/31/23	$11,414	$10,898	$11,072
6/30/23	$11,434	$10,859	$11,037
7/31/23	$11,485	$10,851	$11,028
8/31/23	$11,429	$10,782	$10,963
9/30/23	$11,170	$10,508	$10,706
10/31/23	$10,994	$10,342	$10,554
11/30/23	$11,515	$10,810	$11,011
12/31/23	$11,981	$11,224	$11,416
1/31/24	$11,998	$11,193	$11,390
2/29/24	$11,878	$11,035	$11,235
3/31/24	$12,021	$11,137	$11,334
4/30/24	$11,755	$10,856	$11,065
5/31/24	$11,966	$11,040	$11,241
6/30/24	$12,081	$11,144	$11,339
7/31/24	$12,349	$11,405	$11,593
8/31/24	$12,547	$11,569	$11,753
9/30/24	$12,709	$11,724	$11,917
10/31/24	$12,455	$11,433	$11,634
11/30/24	$12,604	$11,554	$11,746
12/31/24	$12,415	$11,365	$11,551
1/31/25	$12,499	$11,425	$11,612
2/28/25	$12,776	$11,676	$11,856
3/31/25	$12,751	$11,681	$11,862
4/30/25	$12,767	$11,727	$11,912
5/31/25	$12,753	$11,643	$11,833
6/30/25	$12,970	$11,822	$12,007
7/31/25	$12,952	$11,790	$11,980

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	4.88%	0.24%	2.62%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
Bloomberg US Government/Credit Index	3.34%	(1.27%)	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 418,705,154
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 1,732,773
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$418,705,154
# of Portfolio Holdings	1,577
Portfolio Turnover Rate	219%
Total Advisory Fees Paid (includes Administration Fees)	$1,732,773

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Loan assignments	8.5%
U.S. treasury obligations	10.3%
Mortgage-backed securities	11.7%
Asset-backed securities	14.2%
Corporate bonds	46.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	1.8%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.8
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.6
U.S. Treasury Notes, 0.500%, due 08/31/27	1.3
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

Material Fund Change [Text Block]
C000007365
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class A
Trading Symbol	PMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• An overweight to revenue airport and housing bonds contributed to performance.

• An underweight to the local general obligation sector contributed relative to the benchmark due to lagging performance in that sector.

• Strong performance among Illinois Municipal Electric and Richmond Indianan healthcare (Reid Hospital) contributed to performance.

What didn't work:

• Modestly long duration posture was a detractor as 10-yr AAA yields increased; an overweight to the 15-20yr maturity segment of the yield curve detracted.

• Being overweight hospital and water/sewer were detractors; an underweight to state general obligations, which outperformed, also detracted.

• An overweight to BBB rated, which lagged higher quality segments, detracted from performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/15	$9,777	$10,000	$10,000
8/31/15	$9,805	$10,019	$10,020
9/30/15	$9,871	$10,096	$10,092
10/31/15	$9,907	$10,138	$10,132
11/30/15	$9,943	$10,162	$10,173
12/31/15	$10,015	$10,221	$10,244
1/31/16	$10,157	$10,352	$10,366
2/29/16	$10,163	$10,371	$10,383
3/31/16	$10,176	$10,383	$10,416
4/30/16	$10,243	$10,451	$10,492
5/31/16	$10,248	$10,456	$10,520
6/30/16	$10,399	$10,597	$10,688
7/31/16	$10,388	$10,611	$10,694
8/31/16	$10,393	$10,617	$10,709
9/30/16	$10,345	$10,577	$10,655
10/31/16	$10,257	$10,481	$10,544
11/30/16	$9,862	$10,108	$10,150
12/31/16	$9,966	$10,216	$10,270
1/31/17	$10,018	$10,292	$10,337
2/28/17	$10,079	$10,365	$10,409
3/31/17	$10,108	$10,385	$10,432
4/30/17	$10,184	$10,466	$10,507
5/31/17	$10,331	$10,618	$10,674
6/30/17	$10,289	$10,573	$10,636
7/31/17	$10,358	$10,657	$10,722
8/31/17	$10,435	$10,733	$10,803
9/30/17	$10,385	$10,679	$10,748
10/31/17	$10,391	$10,696	$10,775
11/30/17	$10,310	$10,604	$10,717
12/31/17	$10,401	$10,702	$10,829
1/31/18	$10,295	$10,594	$10,702
2/28/18	$10,246	$10,561	$10,670
3/31/18	$10,260	$10,588	$10,709
4/30/18	$10,227	$10,558	$10,671
5/31/18	$10,330	$10,664	$10,793
6/30/18	$10,338	$10,681	$10,802
7/31/18	$10,361	$10,716	$10,828
8/31/18	$10,375	$10,738	$10,856
9/30/18	$10,308	$10,674	$10,786
10/31/18	$10,241	$10,625	$10,719
11/30/18	$10,347	$10,740	$10,838
12/31/18	$10,466	$10,867	$10,968
1/31/19	$10,563	$10,965	$11,051
2/28/19	$10,627	$11,021	$11,110
3/31/19	$10,759	$11,158	$11,286
4/30/19	$10,791	$11,182	$11,328
5/31/19	$10,939	$11,327	$11,484
6/30/19	$10,988	$11,375	$11,527
7/31/19	$11,077	$11,469	$11,619
8/31/19	$11,217	$11,614	$11,803
9/30/19	$11,131	$11,513	$11,708
10/31/19	$11,128	$11,543	$11,729
11/30/19	$11,143	$11,570	$11,758
12/31/19	$11,178	$11,609	$11,794
1/31/20	$11,352	$11,800	$12,006
2/29/20	$11,478	$11,920	$12,161
3/31/20	$11,031	$11,545	$11,720
4/30/20	$10,879	$11,451	$11,573
5/31/20	$11,205	$11,797	$11,941
6/30/20	$11,310	$11,872	$12,039
7/31/20	$11,483	$12,053	$12,242
8/31/20	$11,466	$12,008	$12,185
9/30/20	$11,475	$12,018	$12,187
10/31/20	$11,450	$11,985	$12,151
11/30/20	$11,598	$12,131	$12,334
12/31/20	$11,667	$12,194	$12,409
1/31/21	$11,727	$12,256	$12,488
2/28/21	$11,553	$12,085	$12,290
3/31/21	$11,605	$12,148	$12,366
4/30/21	$11,692	$12,231	$12,469
5/31/21	$11,718	$12,250	$12,506
6/30/21	$11,726	$12,268	$12,541
7/31/21	$11,805	$12,365	$12,645
8/31/21	$11,770	$12,338	$12,598
9/30/21	$11,689	$12,256	$12,507
10/31/21	$11,648	$12,217	$12,471
11/30/21	$11,722	$12,288	$12,577
12/31/21	$11,719	$12,307	$12,597
1/31/22	$11,416	$11,984	$12,253
2/28/22	$11,352	$11,945	$12,209
3/31/22	$11,041	$11,604	$11,813
4/30/22	$10,782	$11,341	$11,486
5/31/22	$10,898	$11,508	$11,657
6/30/22	$10,781	$11,401	$11,466
7/31/22	$11,017	$11,676	$11,769
8/31/22	$10,812	$11,463	$11,511
9/30/22	$10,479	$11,090	$11,069
10/31/22	$10,426	$11,042	$10,977
11/30/22	$10,815	$11,457	$11,490
12/31/22	$10,844	$11,517	$11,523
1/31/23	$11,107	$11,794	$11,854
2/28/23	$10,898	$11,558	$11,586
3/31/23	$11,083	$11,794	$11,843
4/30/23	$11,074	$11,761	$11,816
5/31/23	$10,967	$11,648	$11,714
6/30/23	$11,049	$11,739	$11,831
7/31/23	$11,070	$11,788	$11,878
8/31/23	$10,981	$11,656	$11,707
9/30/23	$10,734	$11,372	$11,364
10/31/23	$10,645	$11,317	$11,267
11/30/23	$11,163	$11,903	$11,983
12/31/23	$11,407	$12,144	$12,261
1/31/24	$11,381	$12,093	$12,198
2/29/24	$11,392	$12,104	$12,214
3/31/24	$11,377	$12,103	$12,214
4/30/24	$11,267	$11,968	$12,062
5/31/24	$11,206	$11,887	$12,027
6/30/24	$11,339	$12,049	$12,211
7/31/24	$11,428	$12,158	$12,323
8/31/24	$11,507	$12,268	$12,420
9/30/24	$11,604	$12,374	$12,543
10/31/24	$11,439	$12,206	$12,360
11/30/24	$11,593	$12,365	$12,573
12/31/24	$11,474	$12,230	$12,390
1/31/25	$11,526	$12,315	$12,452
2/28/25	$11,643	$12,442	$12,576
3/31/25	$11,451	$12,271	$12,363
4/30/25	$11,407	$12,191	$12,263
5/31/25	$11,422	$12,260	$12,271
6/30/25	$11,504	$12,356	$12,347
7/31/25	$11,491	$12,384	$12,322

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.55%	0.01%	1.63%
Class A with Load	(1.71%)	(0.44%)	1.40%
Bloomberg US Municipal 3-15 Year Blend Index	1.88%	0.55%	2.16%
Bloomberg Municipal Bond Index	(0.00%)	0.13%	2.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 152,208,054
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 580,064
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$152,208,054
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (includes Administration Fees)	$580,064

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Wisconsin	5.3%
Illinois	8.2%
New York	8.4%
Pennsylvania	9.3%
Texas	12.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.0%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.8
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.7

Material Fund Change [Text Block]
C000007364
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class P
Trading Symbol	PCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• An overweight to revenue airport and housing bonds contributed to performance.

• An underweight to the local general obligation sector contributed relative to the benchmark due to lagging performance in that sector.

• Strong performance among Illinois Municipal Electric and Richmond Indianan healthcare (Reid Hospital) contributed to performance.

What didn't work:

• Modestly long duration posture was a detractor as 10-yr AAA yields increased; an overweight to the 15-20yr maturity segment of the yield curve detracted.

• Being overweight hospital and water/sewer were detractors; an underweight to state general obligations, which outperformed, also detracted.

• An overweight to BBB rated, which lagged higher quality segments, detracted from performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,023	$10,019	$10,020
9/30/15	$10,093	$10,096	$10,092
10/31/15	$10,139	$10,138	$10,132
11/30/15	$10,171	$10,162	$10,173
12/31/15	$10,246	$10,221	$10,244
1/31/16	$10,401	$10,352	$10,366
2/29/16	$10,402	$10,371	$10,383
3/31/16	$10,425	$10,383	$10,416
4/30/16	$10,496	$10,451	$10,492
5/31/16	$10,495	$10,456	$10,520
6/30/16	$10,652	$10,597	$10,688
7/31/16	$10,651	$10,611	$10,694
8/31/16	$10,659	$10,617	$10,709
9/30/16	$10,611	$10,577	$10,655
10/31/16	$10,516	$10,481	$10,544
11/30/16	$10,112	$10,108	$10,150
12/31/16	$10,221	$10,216	$10,270
1/31/17	$10,276	$10,292	$10,337
2/28/17	$10,341	$10,365	$10,409
3/31/17	$10,373	$10,385	$10,432
4/30/17	$10,453	$10,466	$10,507
5/31/17	$10,614	$10,618	$10,674
6/30/17	$10,565	$10,573	$10,636
7/31/17	$10,638	$10,657	$10,722
8/31/17	$10,727	$10,733	$10,803
9/30/17	$10,679	$10,679	$10,748
10/31/17	$10,679	$10,696	$10,775
11/30/17	$10,605	$10,604	$10,717
12/31/17	$10,702	$10,702	$10,829
1/31/18	$10,587	$10,594	$10,702
2/28/18	$10,547	$10,561	$10,670
3/31/18	$10,563	$10,588	$10,709
4/30/18	$10,523	$10,558	$10,671
5/31/18	$10,640	$10,664	$10,793
6/30/18	$10,648	$10,681	$10,802
7/31/18	$10,674	$10,716	$10,828
8/31/18	$10,682	$10,738	$10,856
9/30/18	$10,625	$10,674	$10,786
10/31/18	$10,549	$10,625	$10,719
11/30/18	$10,668	$10,740	$10,838
12/31/18	$10,793	$10,867	$10,968
1/31/19	$10,887	$10,965	$11,051
2/28/19	$10,964	$11,021	$11,110
3/31/19	$11,102	$11,158	$11,286
4/30/19	$11,137	$11,182	$11,328
5/31/19	$11,292	$11,327	$11,484
6/30/19	$11,336	$11,375	$11,527
7/31/19	$11,440	$11,469	$11,619
8/31/19	$11,586	$11,614	$11,803
9/30/19	$11,500	$11,513	$11,708
10/31/19	$11,500	$11,543	$11,729
11/30/19	$11,517	$11,570	$11,758
12/31/19	$11,556	$11,609	$11,794
1/31/20	$11,738	$11,800	$12,006
2/29/20	$11,870	$11,920	$12,161
3/31/20	$11,411	$11,545	$11,720
4/30/20	$11,256	$11,451	$11,573
5/31/20	$11,596	$11,797	$11,941
6/30/20	$11,707	$11,872	$12,039
7/31/20	$11,888	$12,053	$12,242
8/31/20	$11,873	$12,008	$12,185
9/30/20	$11,885	$12,018	$12,187
10/31/20	$11,862	$11,985	$12,151
11/30/20	$12,009	$12,131	$12,334
12/31/20	$12,091	$12,194	$12,409
1/31/21	$12,156	$12,256	$12,488
2/28/21	$11,978	$12,085	$12,290
3/31/21	$12,035	$12,148	$12,366
4/30/21	$12,128	$12,231	$12,469
5/31/21	$12,157	$12,250	$12,506
6/30/21	$12,168	$12,268	$12,541
7/31/21	$12,252	$12,365	$12,645
8/31/21	$12,219	$12,338	$12,598
9/30/21	$12,128	$12,256	$12,507
10/31/21	$12,097	$12,217	$12,471
11/30/21	$12,177	$12,288	$12,577
12/31/21	$12,176	$12,307	$12,597
1/31/22	$11,864	$11,984	$12,253
2/28/22	$11,799	$11,945	$12,209
3/31/22	$11,480	$11,604	$11,813
4/30/22	$11,203	$11,341	$11,486
5/31/22	$11,336	$11,508	$11,657
6/30/22	$11,217	$11,401	$11,466
7/31/22	$11,464	$11,676	$11,769
8/31/22	$11,253	$11,463	$11,511
9/30/22	$10,909	$11,090	$11,069
10/31/22	$10,848	$11,042	$10,977
11/30/22	$11,264	$11,457	$11,490
12/31/22	$11,287	$11,517	$11,523
1/31/23	$11,573	$11,794	$11,854
2/28/23	$11,357	$11,558	$11,586
3/31/23	$11,553	$11,794	$11,843
4/30/23	$11,546	$11,761	$11,816
5/31/23	$11,436	$11,648	$11,714
6/30/23	$11,515	$11,739	$11,831
7/31/23	$11,549	$11,788	$11,878
8/31/23	$11,449	$11,656	$11,707
9/30/23	$11,194	$11,372	$11,364
10/31/23	$11,113	$11,317	$11,267
11/30/23	$11,646	$11,903	$11,983
12/31/23	$11,912	$12,144	$12,261
1/31/24	$11,888	$12,093	$12,198
2/29/24	$11,892	$12,104	$12,214
3/31/24	$11,889	$12,103	$12,214
4/30/24	$11,776	$11,968	$12,062
5/31/24	$11,715	$11,887	$12,027
6/30/24	$11,856	$12,049	$12,211
7/31/24	$11,951	$12,158	$12,323
8/31/24	$12,037	$12,268	$12,420
9/30/24	$12,140	$12,374	$12,543
10/31/24	$11,961	$12,206	$12,360
11/30/24	$12,134	$12,365	$12,573
12/31/24	$12,013	$12,230	$12,390
1/31/25	$12,059	$12,315	$12,452
2/28/25	$12,194	$12,442	$12,576
3/31/25	$11,996	$12,271	$12,363
4/30/25	$11,953	$12,191	$12,263
5/31/25	$11,970	$12,260	$12,271
6/30/25	$12,059	$12,356	$12,347
7/31/25	$12,048	$12,384	$12,322

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	0.81%	0.27%	1.88%
Bloomberg US Municipal 3-15 Year Blend Index	1.88%	0.55%	2.16%
Bloomberg Municipal Bond Index	(0.00%)	0.13%	2.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 152,208,054
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 580,064
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$152,208,054
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (includes Administration Fees)	$580,064

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Wisconsin	5.3%
Illinois	8.2%
New York	8.4%
Pennsylvania	9.3%
Texas	12.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.0%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.8
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.7

Material Fund Change [Text Block]
C000007370
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class A
Trading Symbol	PWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation was a key contributor, driven by overweights in investment grade credit, agency mortgage-backed securities (MBS) and emerging market hard currency.

• Currency overlay was a contributor over the reporting period, particularly overweights in Japanese yen (JPY) and Swiss franc (CHF). Currency positioning was a contributor, particularly an underweight stance in the US dollar.

What didn’t work:

• Duration detracted from performance, with yield curve steepeners in the US – held as a risk hedge – hurting performance.

• The Fund switched from overweight to underweight Eurozone duration over the first quarter of 2025 which detracted from performance.

The Fund used derivatives for hedging and efficient portfolio management, mainly futures and foreign currency forwards. This was beneficial for the portfolio as futures were used for implementation of yield curve management and foreign currency forwards were used to implement an underweight US dollar view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/15	$9,622	$10,000	$10,000
8/31/15	$9,668	$10,035	$10,012
9/30/15	$9,694	$10,078	$10,063
10/31/15	$9,740	$10,111	$10,084
11/30/15	$9,521	$9,830	$9,917
12/31/15	$9,607	$9,951	$9,970
1/31/16	$9,603	$10,001	$10,056
2/29/16	$9,904	$10,350	$10,280
3/31/16	$10,294	$10,773	$10,558
4/30/16	$10,539	$10,993	$10,698
5/31/16	$10,256	$10,731	$10,555
6/30/16	$10,619	$11,140	$10,863
7/31/16	$10,755	$11,232	$10,945
8/31/16	$10,680	$11,141	$10,892
9/30/16	$10,736	$11,254	$10,952
10/31/16	$10,293	$10,765	$10,648
11/30/16	$9,717	$10,197	$10,225
12/31/16	$9,697	$10,099	$10,178
1/31/17	$9,788	$10,289	$10,292
2/28/17	$9,828	$10,319	$10,341
3/31/17	$9,840	$10,350	$10,357
4/30/17	$9,944	$10,497	$10,474
5/31/17	$10,079	$10,727	$10,636
6/30/17	$10,079	$10,717	$10,626
7/31/17	$10,262	$11,005	$10,805
8/31/17	$10,324	$11,122	$10,912
9/30/17	$10,253	$10,982	$10,814
10/31/17	$10,223	$10,900	$10,773
11/30/17	$10,316	$11,131	$10,892
12/31/17	$10,337	$11,161	$10,930
1/31/18	$10,452	$11,500	$11,060
2/28/18	$10,342	$11,403	$10,962
3/31/18	$10,434	$11,567	$11,079
4/30/18	$10,293	$11,303	$10,902
5/31/18	$10,141	$11,092	$10,819
6/30/18	$10,083	$11,015	$10,771
7/31/18	$10,085	$10,975	$10,753
8/31/18	$10,058	$10,940	$10,764
9/30/18	$10,008	$10,823	$10,671
10/31/18	$9,876	$10,673	$10,552
11/30/18	$9,858	$10,685	$10,585
12/31/18	$9,996	$10,922	$10,799
1/31/19	$10,187	$11,125	$10,963
2/28/19	$10,136	$11,009	$10,900
3/31/19	$10,265	$11,088	$11,037
4/30/19	$10,247	$11,020	$11,004
5/31/19	$10,366	$11,135	$11,153
6/30/19	$10,599	$11,467	$11,400
7/31/19	$10,537	$11,385	$11,369
8/31/19	$10,771	$11,565	$11,600
9/30/19	$10,656	$11,401	$11,482
10/31/19	$10,721	$11,510	$11,558
11/30/19	$10,628	$11,354	$11,471
12/31/19	$10,672	$11,477	$11,538
1/31/20	$10,792	$11,564	$11,685
2/29/20	$10,806	$11,541	$11,764
3/31/20	$10,554	$11,170	$11,500
4/30/20	$10,733	$11,398	$11,726
5/31/20	$10,785	$11,432	$11,777
6/30/20	$10,874	$11,548	$11,882
7/31/20	$11,314	$12,061	$12,261
8/31/20	$11,326	$12,095	$12,242
9/30/20	$11,254	$12,025	$12,198
10/31/20	$11,257	$12,081	$12,210
11/30/20	$11,538	$12,368	$12,432
12/31/20	$11,732	$12,637	$12,599
1/31/21	$11,622	$12,508	$12,488
2/28/21	$11,454	$12,265	$12,273
3/31/21	$11,273	$11,969	$12,037
4/30/21	$11,413	$12,162	$12,189
5/31/21	$11,508	$12,328	$12,303
6/30/21	$11,416	$12,079	$12,195
7/31/21	$11,545	$12,261	$12,357
8/31/21	$11,486	$12,186	$12,306
9/30/21	$11,295	$11,887	$12,087
10/31/21	$11,284	$11,840	$12,058
11/30/21	$11,255	$11,755	$12,022
12/31/21	$11,236	$11,746	$12,006
1/31/22	$11,049	$11,517	$11,760
2/28/22	$10,941	$11,389	$11,620
3/31/22	$10,653	$11,024	$11,266
4/30/22	$10,067	$10,271	$10,649
5/31/22	$10,067	$10,272	$10,678
6/30/22	$9,721	$9,810	$10,335
7/31/22	$9,892	$9,998	$10,555
8/31/22	$9,512	$9,499	$10,138
9/30/22	$9,051	$8,942	$9,618
10/31/22	$8,938	$8,929	$9,551
11/30/22	$9,428	$9,427	$10,001
12/31/22	$9,477	$9,550	$10,055
1/31/23	$9,814	$9,883	$10,385
2/28/23	$9,454	$9,488	$10,040
3/31/23	$9,678	$9,843	$10,357
4/30/23	$9,701	$9,871	$10,403
5/31/23	$9,489	$9,605	$10,200
6/30/23	$9,489	$9,630	$10,199
7/31/23	$9,539	$9,753	$10,269
8/31/23	$9,377	$9,561	$10,129
9/30/23	$9,081	$9,245	$9,833
10/31/23	$8,976	$9,160	$9,716
11/30/23	$9,418	$9,666	$10,205
12/31/23	$9,863	$10,097	$10,630
1/31/24	$9,708	$9,866	$10,483
2/29/24	$9,600	$9,749	$10,351
3/31/24	$9,663	$9,772	$10,408
4/30/24	$9,413	$9,519	$10,146
5/31/24	$9,539	$9,615	$10,278
6/30/24	$9,517	$9,566	$10,293
7/31/24	$9,803	$9,868	$10,577
8/31/24	$10,026	$10,177	$10,828
9/30/24	$10,200	$10,381	$11,012
10/31/24	$9,848	$9,953	$10,643
11/30/24	$9,887	$9,930	$10,679
12/31/24	$9,656	$9,670	$10,450
1/31/25	$9,710	$9,728	$10,510
2/28/25	$9,847	$9,806	$10,660
3/31/25	$9,876	$9,915	$10,725
4/30/25	$10,155	$10,422	$11,041
5/31/25	$10,108	$10,410	$11,001
6/30/25	$10,325	$10,638	$11,210
7/31/25	$10,126	$10,371	$11,043

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	3.30%	(2.19%)	0.51%
Class A with Load	(0.55%)	(2.93%)	0.13%
Bloomberg Global Aggregate ex USD 50% Hedged Index	5.10%	(2.97%)	0.36%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 167,614,202
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 615,948
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$167,614,202
# of Portfolio Holdings	417
Portfolio Turnover Rate	136%
Total Advisory Fees Paid (includes Administration Fees)	$615,948

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Asset-backed securities	3.0%
U.S. treasury obligations	4.4%
U.S. government agency obligations	15.8%
Corporate bonds	31.5%
Non-U.S. government agency obligations	41.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Italy Buoni Poliennali Del Tesoro, 2.950%, due 07/01/30	8.8%
U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29	3.0
French Republic Government Bonds OAT, 2.700%, due 02/25/31	3.0
China Government Bonds, 2.670%, due 05/25/33	2.8
U.K. Gilts, 4.375%, due 07/31/54	2.6

Material Fund Change [Text Block]
C000007369
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation was a key contributor, driven by overweights in investment grade credit, agency mortgage-backed securities (MBS) and emerging market hard currency.

• Currency overlay was a contributor over the reporting period, particularly overweights in Japanese yen (JPY) and Swiss franc (CHF). Currency positioning was a contributor, particularly an underweight stance in the US dollar.

What didn’t work:

• Duration detracted from performance, with yield curve steepeners in the US – held as a risk hedge – hurting performance.

• The Fund switched from overweight to underweight Eurozone duration over the first quarter of 2025 which detracted from performance.

The Fund used derivatives for hedging and efficient portfolio management, mainly futures and foreign currency forwards. This was beneficial for the portfolio as futures were used for implementation of yield curve management and foreign currency forwards were used to implement an underweight US dollar view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,049	$10,035	$10,012
9/30/15	$10,078	$10,078	$10,063
10/31/15	$10,117	$10,111	$10,084
11/30/15	$9,891	$9,830	$9,917
12/31/15	$9,991	$9,951	$9,970
1/31/16	$9,989	$10,001	$10,056
2/29/16	$10,304	$10,350	$10,280
3/31/16	$10,712	$10,773	$10,558
4/30/16	$10,968	$10,993	$10,698
5/31/16	$10,665	$10,731	$10,555
6/30/16	$11,055	$11,140	$10,863
7/31/16	$11,198	$11,232	$10,945
8/31/16	$11,112	$11,141	$10,892
9/30/16	$11,182	$11,254	$10,952
10/31/16	$10,723	$10,765	$10,648
11/30/16	$10,124	$10,197	$10,225
12/31/16	$10,105	$10,099	$10,178
1/31/17	$10,202	$10,289	$10,292
2/28/17	$10,245	$10,319	$10,341
3/31/17	$10,259	$10,350	$10,357
4/30/17	$10,358	$10,497	$10,474
5/31/17	$10,511	$10,727	$10,636
6/30/17	$10,512	$10,717	$10,626
7/31/17	$10,694	$11,005	$10,805
8/31/17	$10,771	$11,122	$10,912
9/30/17	$10,698	$10,982	$10,814
10/31/17	$10,668	$10,900	$10,773
11/30/17	$10,767	$11,131	$10,892
12/31/17	$10,792	$11,161	$10,930
1/31/18	$10,914	$11,500	$11,060
2/28/18	$10,801	$11,403	$10,962
3/31/18	$10,899	$11,567	$11,079
4/30/18	$10,755	$11,303	$10,902
5/31/18	$10,598	$11,092	$10,819
6/30/18	$10,539	$11,015	$10,771
7/31/18	$10,533	$10,975	$10,753
8/31/18	$10,518	$10,940	$10,764
9/30/18	$10,457	$10,823	$10,671
10/31/18	$10,320	$10,673	$10,552
11/30/18	$10,304	$10,685	$10,585
12/31/18	$10,450	$10,922	$10,799
1/31/19	$10,653	$11,125	$10,963
2/28/19	$10,602	$11,009	$10,900
3/31/19	$10,739	$11,088	$11,037
4/30/19	$10,733	$11,020	$11,004
5/31/19	$10,849	$11,135	$11,153
6/30/19	$11,095	$11,467	$11,400
7/31/19	$11,033	$11,385	$11,369
8/31/19	$11,269	$11,565	$11,600
9/30/19	$11,162	$11,401	$11,482
10/31/19	$11,233	$11,510	$11,558
11/30/19	$11,137	$11,354	$11,471
12/31/19	$11,174	$11,477	$11,538
1/31/20	$11,303	$11,564	$11,685
2/29/20	$11,320	$11,541	$11,764
3/31/20	$11,058	$11,170	$11,500
4/30/20	$11,248	$11,398	$11,726
5/31/20	$11,305	$11,432	$11,777
6/30/20	$11,401	$11,548	$11,882
7/31/20	$11,865	$12,061	$12,261
8/31/20	$11,881	$12,095	$12,242
9/30/20	$11,807	$12,025	$12,198
10/31/20	$11,813	$12,081	$12,210
11/30/20	$12,111	$12,368	$12,432
12/31/20	$12,318	$12,637	$12,599
1/31/21	$12,205	$12,508	$12,488
2/28/21	$12,030	$12,265	$12,273
3/31/21	$11,842	$11,969	$12,037
4/30/21	$11,992	$12,162	$12,189
5/31/21	$12,094	$12,328	$12,303
6/30/21	$12,000	$12,079	$12,195
7/31/21	$12,126	$12,261	$12,357
8/31/21	$12,067	$12,186	$12,306
9/30/21	$11,868	$11,887	$12,087
10/31/21	$11,870	$11,840	$12,058
11/30/21	$11,842	$11,755	$12,022
12/31/21	$11,826	$11,746	$12,006
1/31/22	$11,619	$11,517	$11,760
2/28/22	$11,507	$11,389	$11,620
3/31/22	$11,206	$11,024	$11,266
4/30/22	$10,602	$10,271	$10,649
5/31/22	$10,591	$10,272	$10,678
6/30/22	$10,229	$9,810	$10,335
7/31/22	$10,424	$9,998	$10,555
8/31/22	$10,012	$9,499	$10,138
9/30/22	$9,527	$8,942	$9,618
10/31/22	$9,410	$8,929	$9,551
11/30/22	$9,930	$9,427	$10,001
12/31/22	$9,984	$9,550	$10,055
1/31/23	$10,343	$9,883	$10,385
2/28/23	$9,963	$9,488	$10,040
3/31/23	$10,203	$9,843	$10,357
4/30/23	$10,229	$9,871	$10,403
5/31/23	$10,008	$9,605	$10,200
6/30/23	$10,009	$9,630	$10,199
7/31/23	$10,064	$9,753	$10,269
8/31/23	$9,895	$9,561	$10,129
9/30/23	$9,583	$9,245	$9,833
10/31/23	$9,475	$9,160	$9,716
11/30/23	$9,944	$9,666	$10,205
12/31/23	$10,418	$10,097	$10,630
1/31/24	$10,257	$9,866	$10,483
2/29/24	$10,131	$9,749	$10,351
3/31/24	$10,201	$9,772	$10,408
4/30/24	$9,949	$9,519	$10,146
5/31/24	$10,072	$9,615	$10,278
6/30/24	$10,065	$9,566	$10,293
7/31/24	$10,370	$9,868	$10,577
8/31/24	$10,597	$10,177	$10,828
9/30/24	$10,783	$10,381	$11,012
10/31/24	$10,411	$9,953	$10,643
11/30/24	$10,455	$9,930	$10,679
12/31/24	$10,212	$9,670	$10,450
1/31/25	$10,271	$9,728	$10,510
2/28/25	$10,420	$9,806	$10,660
3/31/25	$10,452	$9,915	$10,725
4/30/25	$10,751	$10,422	$11,041
5/31/25	$10,703	$10,410	$11,001
6/30/25	$10,923	$10,638	$11,210
7/31/25	$10,714	$10,371	$11,043

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	3.31%	(2.02%)	0.69%
Bloomberg Global Aggregate ex USD 50% Hedged Index	5.10%	(2.97%)	0.36%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 167,614,202
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 615,948
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$167,614,202
# of Portfolio Holdings	417
Portfolio Turnover Rate	136%
Total Advisory Fees Paid (includes Administration Fees)	$615,948

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Asset-backed securities	3.0%
U.S. treasury obligations	4.4%
U.S. government agency obligations	15.8%
Corporate bonds	31.5%
Non-U.S. government agency obligations	41.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Italy Buoni Poliennali Del Tesoro, 2.950%, due 07/01/30	8.8%
U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29	3.0
French Republic Government Bonds OAT, 2.700%, due 02/25/31	3.0
China Government Bonds, 2.670%, due 05/25/33	2.8
U.K. Gilts, 4.375%, due 07/31/54	2.6

Material Fund Change [Text Block]
C000016533
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class A
Trading Symbol	PHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/15	$9,623	$10,000	$10,000
8/31/15	$9,457	$9,829	$9,986
9/30/15	$9,201	$9,574	$10,053
10/31/15	$9,446	$9,870	$10,055
11/30/15	$9,302	$9,753	$10,028
12/31/15	$9,114	$9,511	$9,996
1/31/16	$8,988	$9,375	$10,133
2/29/16	$9,035	$9,409	$10,205
3/31/16	$9,400	$9,819	$10,299
4/30/16	$9,718	$10,159	$10,338
5/31/16	$9,777	$10,217	$10,341
6/30/16	$9,835	$10,329	$10,527
7/31/16	$10,093	$10,586	$10,594
8/31/16	$10,331	$10,808	$10,581
9/30/16	$10,380	$10,868	$10,575
10/31/16	$10,440	$10,914	$10,494
11/30/16	$10,414	$10,848	$10,246
12/31/16	$10,615	$11,053	$10,261
1/31/17	$10,752	$11,211	$10,281
2/28/17	$10,919	$11,380	$10,350
3/31/17	$10,903	$11,371	$10,344
4/30/17	$11,015	$11,509	$10,424
5/31/17	$11,087	$11,597	$10,504
6/30/17	$11,048	$11,607	$10,494
7/31/17	$11,197	$11,734	$10,539
8/31/17	$11,203	$11,770	$10,634
9/30/17	$11,319	$11,869	$10,583
10/31/17	$11,400	$11,942	$10,589
11/30/17	$11,364	$11,906	$10,575
12/31/17	$11,409	$11,939	$10,624
1/31/18	$11,480	$12,017	$10,502
2/28/18	$11,392	$11,918	$10,402
3/31/18	$11,326	$11,868	$10,469
4/30/18	$11,409	$11,917	$10,391
5/31/18	$11,378	$11,857	$10,465
6/30/18	$11,372	$11,851	$10,452
7/31/18	$11,505	$12,017	$10,455
8/31/18	$11,511	$12,015	$10,522
9/30/18	$11,609	$12,119	$10,454
10/31/18	$11,399	$11,967	$10,372
11/30/18	$11,236	$11,853	$10,433
12/31/18	$11,054	$11,711	$10,625
1/31/19	$11,477	$12,182	$10,738
2/28/19	$11,649	$12,388	$10,732
3/31/19	$11,729	$12,518	$10,938
4/30/19	$11,880	$12,685	$10,941
5/31/19	$11,750	$12,562	$11,135
6/30/19	$11,987	$12,873	$11,275
7/31/19	$12,042	$12,965	$11,299
8/31/19	$12,032	$12,971	$11,592
9/30/19	$12,098	$13,036	$11,531
10/31/19	$12,111	$13,107	$11,565
11/30/19	$12,164	$13,174	$11,559
12/31/19	$12,405	$13,414	$11,551
1/31/20	$12,443	$13,467	$11,774
2/29/20	$12,243	$13,282	$11,986
3/31/20	$10,501	$11,598	$11,915
4/30/20	$10,945	$12,126	$12,127
5/31/20	$11,492	$12,670	$12,183
6/30/20	$11,736	$12,887	$12,260
7/31/20	$12,192	$13,377	$12,443
8/31/20	$12,421	$13,552	$12,343
9/30/20	$12,288	$13,416	$12,336
10/31/20	$12,347	$13,472	$12,281
11/30/20	$12,988	$14,034	$12,401
12/31/20	$13,296	$14,300	$12,418
1/31/21	$13,352	$14,329	$12,329
2/28/21	$13,446	$14,394	$12,151
3/31/21	$13,491	$14,402	$12,000
4/30/21	$13,669	$14,554	$12,094
5/31/21	$13,726	$14,615	$12,134
6/30/21	$13,874	$14,750	$12,219
7/31/21	$13,836	$14,745	$12,356
8/31/21	$13,934	$14,846	$12,332
9/30/21	$13,853	$14,781	$12,225
10/31/21	$13,715	$14,678	$12,222
11/30/21	$13,537	$14,522	$12,258
12/31/21	$13,746	$14,735	$12,227
1/31/22	$13,425	$14,380	$11,964
2/28/22	$13,186	$14,080	$11,830
3/31/22	$13,084	$13,925	$11,501
4/30/22	$12,673	$13,481	$11,065
5/31/22	$12,584	$13,434	$11,136
6/30/22	$11,677	$12,539	$10,962
7/31/22	$12,260	$13,162	$11,229
8/31/22	$12,098	$12,961	$10,912
9/30/22	$11,579	$12,416	$10,441
10/31/22	$11,789	$12,651	$10,305
11/30/22	$12,203	$13,074	$10,684
12/31/22	$12,171	$13,069	$10,636
1/31/23	$12,667	$13,576	$10,963
2/28/23	$12,514	$13,419	$10,680
3/31/23	$12,601	$13,503	$10,951
4/30/23	$12,691	$13,597	$11,018
5/31/23	$12,590	$13,520	$10,898
6/30/23	$12,805	$13,721	$10,859
7/31/23	$12,967	$13,916	$10,851
8/31/23	$12,975	$13,936	$10,782
9/30/23	$12,881	$13,848	$10,508
10/31/23	$12,730	$13,714	$10,342
11/30/23	$13,252	$14,282	$10,810
12/31/23	$13,704	$14,782	$11,224
1/31/24	$13,741	$14,848	$11,193
2/29/24	$13,810	$14,919	$11,035
3/31/24	$13,946	$15,089	$11,137
4/30/24	$13,824	$14,983	$10,856
5/31/24	$13,995	$15,174	$11,040
6/30/24	$14,130	$15,314	$11,144
7/31/24	$14,330	$15,589	$11,405
8/31/24	$14,539	$15,828	$11,569
9/30/24	$14,741	$16,080	$11,724
10/31/24	$14,687	$16,044	$11,433
11/30/24	$14,825	$16,197	$11,554
12/31/24	$14,768	$16,168	$11,365
1/31/25	$14,947	$16,365	$11,425
2/28/25	$15,087	$16,511	$11,676
3/31/25	$14,928	$16,370	$11,681
4/30/25	$14,900	$16,356	$11,727
5/31/25	$15,133	$16,615	$11,643
6/30/25	$15,386	$16,885	$11,822
7/31/25	$15,499	$17,021	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	8.15%	4.92%	4.88%
Class A with Load	4.08%	4.12%	4.48%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	4.94%	5.46%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 171,918,900
Holdings Count | Holding	1,426
Advisory Fees Paid, Amount	$ 871,060
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

Material Fund Change [Text Block]
C000016537
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P
Trading Symbol	PHYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,830	$9,829	$9,986
9/30/15	$9,565	$9,574	$10,053
10/31/15	$9,820	$9,870	$10,055
11/30/15	$9,672	$9,753	$10,028
12/31/15	$9,468	$9,511	$9,996
1/31/16	$9,349	$9,375	$10,133
2/29/16	$9,399	$9,409	$10,205
3/31/16	$9,780	$9,819	$10,299
4/30/16	$10,111	$10,159	$10,338
5/31/16	$10,173	$10,217	$10,341
6/30/16	$10,234	$10,329	$10,527
7/31/16	$10,503	$10,586	$10,594
8/31/16	$10,752	$10,808	$10,581
9/30/16	$10,815	$10,868	$10,575
10/31/16	$10,867	$10,914	$10,494
11/30/16	$10,853	$10,848	$10,246
12/31/16	$11,052	$11,053	$10,261
1/31/17	$11,207	$11,211	$10,281
2/28/17	$11,371	$11,380	$10,350
3/31/17	$11,356	$11,371	$10,344
4/30/17	$11,484	$11,509	$10,424
5/31/17	$11,549	$11,597	$10,504
6/30/17	$11,521	$11,607	$10,494
7/31/17	$11,666	$11,734	$10,539
8/31/17	$11,673	$11,770	$10,634
9/30/17	$11,807	$11,869	$10,583
10/31/17	$11,881	$11,942	$10,589
11/30/17	$11,845	$11,906	$10,575
12/31/17	$11,894	$11,939	$10,624
1/31/18	$11,983	$12,017	$10,502
2/28/18	$11,882	$11,918	$10,402
3/31/18	$11,815	$11,868	$10,469
4/30/18	$11,904	$11,917	$10,391
5/31/18	$11,874	$11,857	$10,465
6/30/18	$11,871	$11,851	$10,452
7/31/18	$12,012	$12,017	$10,455
8/31/18	$12,020	$12,015	$10,522
9/30/18	$12,124	$12,119	$10,454
10/31/18	$11,908	$11,967	$10,372
11/30/18	$11,740	$11,853	$10,433
12/31/18	$11,553	$11,711	$10,625
1/31/19	$11,997	$12,182	$10,738
2/28/19	$12,179	$12,388	$10,732
3/31/19	$12,252	$12,518	$10,938
4/30/19	$12,424	$12,685	$10,941
5/31/19	$12,278	$12,562	$11,135
6/30/19	$12,528	$12,873	$11,275
7/31/19	$12,589	$12,965	$11,299
8/31/19	$12,581	$12,971	$11,592
9/30/19	$12,653	$13,036	$11,531
10/31/19	$12,669	$13,107	$11,565
11/30/19	$12,727	$13,174	$11,559
12/31/19	$12,982	$13,414	$11,551
1/31/20	$13,024	$13,467	$11,774
2/29/20	$12,817	$13,282	$11,986
3/31/20	$10,985	$11,598	$11,915
4/30/20	$11,465	$12,126	$12,127
5/31/20	$12,027	$12,670	$12,183
6/30/20	$12,285	$12,887	$12,260
7/31/20	$12,764	$13,377	$12,443
8/31/20	$13,007	$13,552	$12,343
9/30/20	$12,884	$13,416	$12,336
10/31/20	$12,935	$13,472	$12,281
11/30/20	$13,609	$14,034	$12,401
12/31/20	$13,921	$14,300	$12,418
1/31/21	$13,996	$14,329	$12,329
2/28/21	$14,098	$14,394	$12,151
3/31/21	$14,150	$14,402	$12,000
4/30/21	$14,340	$14,554	$12,094
5/31/21	$14,402	$14,615	$12,134
6/30/21	$14,547	$14,750	$12,219
7/31/21	$14,524	$14,745	$12,356
8/31/21	$14,615	$14,846	$12,332
9/30/21	$14,533	$14,781	$12,225
10/31/21	$14,392	$14,678	$12,222
11/30/21	$14,207	$14,522	$12,258
12/31/21	$14,430	$14,735	$12,227
1/31/22	$14,096	$14,380	$11,964
2/28/22	$13,848	$14,080	$11,830
3/31/22	$13,743	$13,925	$11,501
4/30/22	$13,314	$13,481	$11,065
5/31/22	$13,208	$13,434	$11,136
6/30/22	$12,257	$12,539	$10,962
7/31/22	$12,887	$13,162	$11,229
8/31/22	$12,703	$12,961	$10,912
9/30/22	$12,159	$12,416	$10,441
10/31/22	$12,398	$12,651	$10,305
11/30/22	$12,820	$13,074	$10,684
12/31/22	$12,790	$13,069	$10,636
1/31/23	$13,314	$13,576	$10,963
2/28/23	$13,154	$13,419	$10,680
3/31/23	$13,249	$13,503	$10,951
4/30/23	$13,347	$13,597	$11,018
5/31/23	$13,243	$13,520	$10,898
6/30/23	$13,456	$13,721	$10,859
7/31/23	$13,646	$13,916	$10,851
8/31/23	$13,657	$13,936	$10,782
9/30/23	$13,545	$13,848	$10,508
10/31/23	$13,389	$13,714	$10,342
11/30/23	$13,942	$14,282	$10,810
12/31/23	$14,422	$14,782	$11,224
1/31/24	$14,481	$14,848	$11,193
2/29/24	$14,541	$14,919	$11,035
3/31/24	$14,687	$15,089	$11,137
4/30/24	$14,561	$14,983	$10,856
5/31/24	$14,745	$15,174	$11,040
6/30/24	$14,873	$15,314	$11,144
7/31/24	$15,106	$15,589	$11,405
8/31/24	$15,329	$15,828	$11,569
9/30/24	$15,547	$16,080	$11,724
10/31/24	$15,494	$16,044	$11,433
11/30/24	$15,643	$16,197	$11,554
12/31/24	$15,587	$16,168	$11,365
1/31/25	$15,761	$16,365	$11,425
2/28/25	$15,913	$16,511	$11,676
3/31/25	$15,766	$16,370	$11,681
4/30/25	$15,721	$16,356	$11,727
5/31/25	$15,971	$16,615	$11,643
6/30/25	$16,243	$16,885	$11,822
7/31/25	$16,365	$17,021	$11,790

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	8.34%	5.10%	5.05%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	4.94%	5.46%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 171,918,900
Holdings Count | Holding	1,426
Advisory Fees Paid, Amount	$ 871,060
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

Material Fund Change [Text Block]
C000228113
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P2
Trading Symbol	PHDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/16/21	$10,000	$10,000	$10,000
9/30/21	$9,921	$9,931	$9,906
10/31/21	$9,809	$9,862	$9,904
11/30/21	$9,678	$9,757	$9,933
12/31/21	$9,830	$9,900	$9,908
1/31/22	$9,601	$9,662	$9,694
2/28/22	$9,443	$9,460	$9,586
3/31/22	$9,378	$9,356	$9,320
4/30/22	$9,084	$9,058	$8,966
5/31/22	$9,018	$9,026	$9,024
6/30/22	$8,378	$8,425	$8,882
7/31/22	$8,804	$8,844	$9,099
8/31/22	$8,690	$8,708	$8,842
9/30/22	$8,321	$8,342	$8,460
10/31/22	$8,483	$8,500	$8,351
11/30/22	$8,780	$8,784	$8,658
12/31/22	$8,771	$8,781	$8,619
1/31/23	$9,127	$9,122	$8,884
2/28/23	$9,018	$9,016	$8,654
3/31/23	$9,076	$9,072	$8,874
4/30/23	$9,140	$9,136	$8,928
5/31/23	$9,078	$9,084	$8,830
6/30/23	$9,231	$9,219	$8,799
7/31/23	$9,357	$9,350	$8,793
8/31/23	$9,374	$9,363	$8,737
9/30/23	$9,307	$9,304	$8,515
10/31/23	$9,198	$9,214	$8,380
11/30/23	$9,570	$9,596	$8,760
12/31/23	$9,903	$9,932	$9,095
1/31/24	$9,940	$9,976	$9,070
2/29/24	$10,000	$10,024	$8,942
3/31/24	$10,097	$10,138	$9,025
4/30/24	$10,021	$10,067	$8,797
5/31/24	$10,142	$10,195	$8,946
6/30/24	$10,237	$10,289	$9,030
7/31/24	$10,391	$10,474	$9,241
8/31/24	$10,550	$10,635	$9,374
9/30/24	$10,706	$10,804	$9,500
10/31/24	$10,667	$10,779	$9,264
11/30/24	$10,776	$10,882	$9,362
12/31/24	$10,736	$10,863	$9,209
1/31/25	$10,862	$10,995	$9,258
2/28/25	$10,974	$11,093	$9,461
3/31/25	$10,859	$10,999	$9,465
4/30/25	$10,839	$10,989	$9,502
5/31/25	$11,016	$11,164	$9,434
6/30/25	$11,195	$11,345	$9,579
7/31/25	$11,287	$11,436	$9,554

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 9/16/21
Class P2	8.62%	3.18%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	3.53%
Bloomberg US Aggregate Bond Index	3.38%	(1.17%)

Performance Inception Date	Sep. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 171,918,900
Holdings Count | Holding	1,426
Advisory Fees Paid, Amount	$ 871,060
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

Material Fund Change [Text Block]
C000008145
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class A
Trading Symbol	PCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology, financials, consumer discretionary, and materials contributed to performance.

• On a sector level, being overweight financials contributed to performance.

• Top individual contributors included Heidelberg Materials, Meta, and Bank of New York Mellon Corp.

What didn't work:

• From a sector perspective, an underweight to the industrials and consumer discretionary sectors and an overweight to materials detracted from performance.

• Security selection in health care and real estate detracted from performance.

• Top individual detractors included Elevance Health, Merck & Co. and Celanese Corp. The Fund sold Celanese but continued to hold Elevance Health and Merck & Co. subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/15	$9,450	$10,000	$10,000
8/31/15	$8,904	$9,404	$9,398
9/30/15	$8,606	$9,121	$9,141
10/31/15	$9,247	$9,809	$9,880
11/30/15	$9,259	$9,846	$9,913
12/31/15	$9,052	$9,634	$9,735
1/31/16	$8,606	$9,137	$9,211
2/29/16	$8,638	$9,134	$9,208
3/31/16	$9,271	$9,792	$9,849
4/30/16	$9,394	$9,998	$9,903
5/31/16	$9,471	$10,153	$10,076
6/30/16	$9,416	$10,241	$10,099
7/31/16	$9,721	$10,538	$10,484
8/31/16	$9,867	$10,620	$10,497
9/30/16	$9,853	$10,598	$10,506
10/31/16	$9,694	$10,434	$10,301
11/30/16	$10,477	$11,029	$10,707
12/31/16	$10,668	$11,305	$10,908
1/31/17	$10,739	$11,386	$11,128
2/28/17	$11,100	$11,795	$11,558
3/31/17	$10,981	$11,675	$11,566
4/30/17	$10,929	$11,653	$11,688
5/31/17	$10,938	$11,641	$11,837
6/30/17	$11,104	$11,832	$11,920
7/31/17	$11,252	$11,989	$12,156
8/31/17	$11,138	$11,849	$12,194
9/30/17	$11,479	$12,200	$12,453
10/31/17	$11,636	$12,289	$12,739
11/30/17	$11,949	$12,665	$13,127
12/31/17	$12,141	$12,850	$13,274
1/31/18	$12,672	$13,347	$14,002
2/28/18	$12,038	$12,709	$13,488
3/31/18	$11,739	$12,486	$13,182
4/30/18	$11,837	$12,527	$13,227
5/31/18	$11,817	$12,601	$13,565
6/30/18	$11,796	$12,633	$13,652
7/31/18	$12,245	$13,133	$14,124
8/31/18	$12,425	$13,327	$14,610
9/30/18	$12,425	$13,353	$14,666
10/31/18	$11,760	$12,662	$13,628
11/30/18	$12,002	$13,040	$13,905
12/31/18	$10,825	$11,788	$12,639
1/31/19	$11,749	$12,705	$13,698
2/28/19	$11,961	$13,111	$14,162
3/31/19	$11,904	$13,194	$14,408
4/30/19	$12,351	$13,662	$14,990
5/31/19	$11,439	$12,784	$14,035
6/30/19	$12,248	$13,702	$15,020
7/31/19	$12,374	$13,815	$15,254
8/31/19	$12,013	$13,409	$14,974
9/30/19	$12,454	$13,887	$15,234
10/31/19	$12,558	$14,081	$15,557
11/30/19	$12,948	$14,517	$16,144
12/31/19	$13,294	$14,916	$16,611
1/31/20	$12,730	$14,595	$16,629
2/29/20	$11,420	$13,182	$15,270
3/31/20	$9,030	$10,929	$13,252
4/30/20	$10,037	$12,158	$15,003
5/31/20	$10,407	$12,574	$15,795
6/30/20	$10,486	$12,491	$16,144
7/31/20	$10,838	$12,985	$17,089
8/31/20	$11,196	$13,522	$18,343
9/30/20	$10,844	$13,190	$17,673
10/31/20	$10,807	$13,016	$17,247
11/30/20	$12,366	$14,767	$19,278
12/31/20	$12,943	$15,333	$20,093
1/31/21	$12,864	$15,193	$19,927
2/28/21	$13,704	$16,111	$20,505
3/31/21	$14,545	$17,059	$21,281
4/30/21	$15,171	$17,741	$22,426
5/31/21	$15,668	$18,155	$22,533
6/30/21	$15,417	$17,947	$23,097
7/31/21	$15,552	$18,091	$23,577
8/31/21	$15,871	$18,450	$24,260
9/30/21	$15,288	$17,807	$23,145
10/31/21	$16,043	$18,712	$24,751
11/30/21	$15,294	$18,052	$24,419
12/31/21	$16,268	$19,191	$25,408
1/31/22	$16,246	$18,744	$23,976
2/28/22	$16,084	$18,527	$23,318
3/31/22	$16,231	$19,050	$24,105
4/30/22	$15,480	$17,975	$21,956
5/31/22	$15,907	$18,324	$21,923
6/30/22	$14,419	$16,723	$20,087
7/31/22	$15,259	$17,832	$21,958
8/31/22	$14,949	$17,301	$21,114
9/30/22	$13,616	$15,784	$19,161
10/31/22	$14,971	$17,402	$20,697
11/30/22	$16,091	$18,490	$21,817
12/31/22	$15,418	$17,744	$20,549
1/31/23	$16,547	$18,664	$21,926
2/28/23	$16,004	$18,006	$21,404
3/31/23	$15,892	$17,923	$22,082
4/30/23	$16,099	$18,193	$22,355
5/31/23	$15,547	$17,491	$22,459
6/30/23	$16,573	$18,653	$23,976
7/31/23	$17,280	$19,309	$24,801
8/31/23	$16,711	$18,788	$24,367
9/30/23	$16,228	$18,063	$23,222
10/31/23	$15,849	$17,426	$22,660
11/30/23	$16,918	$18,740	$24,777
12/31/23	$17,743	$19,778	$26,000
1/31/24	$17,635	$19,799	$26,362
2/29/24	$18,151	$20,529	$27,786
3/31/24	$19,076	$21,556	$28,677
4/30/24	$18,496	$20,635	$27,457
5/31/24	$19,094	$21,289	$28,750
6/30/24	$18,977	$21,089	$29,701
7/31/24	$19,756	$22,167	$30,133
8/31/24	$20,137	$22,762	$30,848
9/30/24	$20,418	$23,077	$31,507
10/31/24	$20,291	$22,823	$31,287
11/30/24	$21,325	$24,281	$33,301
12/31/24	$20,153	$22,620	$32,373
1/31/25	$21,136	$23,667	$33,403
2/28/25	$21,295	$23,763	$32,819
3/31/25	$21,066	$23,103	$30,920
4/30/25	$20,481	$22,399	$30,736
5/31/25	$21,265	$23,186	$32,698
6/30/25	$22,029	$23,978	$34,354
7/31/25	$22,059	$24,116	$35,117

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	11.66%	15.27%	8.85%
Class A with Load	5.51%	13.98%	8.23%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 753,536,443
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,871,979
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$753,536,443
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$5,871,979

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	8.8%
Information Technology	9.4%
Industrials	10.6%
Health Care	13.4%
Financials	26.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.8%
Citigroup, Inc.	2.4
Alphabet, Inc., Class A	2.4
PACCAR, Inc.	2.3
American International Group, Inc.	2.2

Material Fund Change [Text Block]
C000008144
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology, financials, consumer discretionary, and materials contributed to performance.

• On a sector level, being overweight financials contributed to performance.

• Top individual contributors included Heidelberg Materials, Meta, and Bank of New York Mellon Corp.

What didn't work:

• From a sector perspective, an underweight to the industrials and consumer discretionary sectors and an overweight to materials detracted from performance.

• Security selection in health care and real estate detracted from performance.

• Top individual detractors included Elevance Health, Merck & Co. and Celanese Corp. The Fund sold Celanese but continued to hold Elevance Health and Merck & Co. subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,430	$9,404	$9,398
9/30/15	$9,113	$9,121	$9,141
10/31/15	$9,797	$9,809	$9,880
11/30/15	$9,810	$9,846	$9,913
12/31/15	$9,591	$9,634	$9,735
1/31/16	$9,116	$9,137	$9,211
2/29/16	$9,155	$9,134	$9,208
3/31/16	$9,828	$9,792	$9,849
4/30/16	$9,964	$9,998	$9,903
5/31/16	$10,046	$10,153	$10,076
6/30/16	$9,988	$10,241	$10,099
7/31/16	$10,317	$10,538	$10,484
8/31/16	$10,472	$10,620	$10,497
9/30/16	$10,457	$10,598	$10,506
10/31/16	$10,293	$10,434	$10,301
11/30/16	$11,125	$11,029	$10,707
12/31/16	$11,333	$11,305	$10,908
1/31/17	$11,409	$11,386	$11,128
2/28/17	$11,793	$11,795	$11,558
3/31/17	$11,672	$11,675	$11,566
4/30/17	$11,616	$11,653	$11,688
5/31/17	$11,631	$11,641	$11,837
6/30/17	$11,809	$11,832	$11,920
7/31/17	$11,970	$11,989	$12,156
8/31/17	$11,849	$11,849	$12,194
9/30/17	$12,213	$12,200	$12,453
10/31/17	$12,380	$12,289	$12,739
11/30/17	$12,719	$12,665	$13,127
12/31/17	$12,923	$12,850	$13,274
1/31/18	$13,495	$13,347	$14,002
2/28/18	$12,823	$12,709	$13,488
3/31/18	$12,504	$12,486	$13,182
4/30/18	$12,614	$12,527	$13,227
5/31/18	$12,592	$12,601	$13,565
6/30/18	$12,576	$12,633	$13,652
7/31/18	$13,055	$13,133	$14,124
8/31/18	$13,247	$13,327	$14,610
9/30/18	$13,253	$13,353	$14,666
10/31/18	$12,543	$12,662	$13,628
11/30/18	$12,807	$13,040	$13,905
12/31/18	$11,550	$11,788	$12,639
1/31/19	$12,540	$12,705	$13,698
2/28/19	$12,767	$13,111	$14,162
3/31/19	$12,712	$13,194	$14,408
4/30/19	$13,185	$13,662	$14,990
5/31/19	$12,220	$12,784	$14,035
6/30/19	$13,081	$13,702	$15,020
7/31/19	$13,222	$13,815	$15,254
8/31/19	$12,841	$13,409	$14,974
9/30/19	$13,314	$13,887	$15,234
10/31/19	$13,425	$14,081	$15,557
11/30/19	$13,849	$14,517	$16,144
12/31/19	$14,216	$14,916	$16,611
1/31/20	$13,617	$14,595	$16,629
2/29/20	$12,216	$13,182	$15,270
3/31/20	$9,669	$10,929	$13,252
4/30/20	$10,744	$12,158	$15,003
5/31/20	$11,141	$12,574	$15,795
6/30/20	$11,226	$12,491	$16,144
7/31/20	$11,604	$12,985	$17,089
8/31/20	$11,995	$13,522	$18,343
9/30/20	$11,617	$13,190	$17,673
10/31/20	$11,584	$13,016	$17,247
11/30/20	$13,252	$14,767	$19,278
12/31/20	$13,878	$15,333	$20,093
1/31/21	$13,798	$15,193	$19,927
2/28/21	$14,704	$16,111	$20,505
3/31/21	$15,609	$17,059	$21,281
4/30/21	$16,283	$17,741	$22,426
5/31/21	$16,819	$18,155	$22,533
6/30/21	$16,548	$17,947	$23,097
7/31/21	$16,700	$18,091	$23,577
8/31/21	$17,043	$18,450	$24,260
9/30/21	$16,422	$17,807	$23,145
10/31/21	$17,235	$18,712	$24,751
11/30/21	$16,435	$18,052	$24,419
12/31/21	$17,480	$19,191	$25,408
1/31/22	$17,464	$18,744	$23,976
2/28/22	$17,289	$18,527	$23,318
3/31/22	$17,456	$19,050	$24,105
4/30/22	$16,653	$17,975	$21,956
5/31/22	$17,114	$18,324	$21,923
6/30/22	$15,515	$16,723	$20,087
7/31/22	$16,422	$17,832	$21,958
8/31/22	$16,096	$17,301	$21,114
9/30/22	$14,664	$15,784	$19,161
10/31/22	$16,120	$17,402	$20,697
11/30/22	$17,329	$18,490	$21,817
12/31/22	$16,611	$17,744	$20,549
1/31/23	$17,835	$18,664	$21,926
2/28/23	$17,246	$18,006	$21,404
3/31/23	$17,134	$17,923	$22,082
4/30/23	$17,359	$18,193	$22,355
5/31/23	$16,770	$17,491	$22,459
6/30/23	$17,882	$18,653	$23,976
7/31/23	$18,649	$19,309	$24,801
8/31/23	$18,032	$18,788	$24,367
9/30/23	$17,517	$18,063	$23,222
10/31/23	$17,116	$17,426	$22,660
11/30/23	$18,265	$18,740	$24,777
12/31/23	$19,169	$19,778	$26,000
1/31/24	$19,051	$19,799	$26,362
2/29/24	$19,612	$20,529	$27,786
3/31/24	$20,618	$21,556	$28,677
4/30/24	$19,987	$20,635	$27,457
5/31/24	$20,637	$21,289	$28,750
6/30/24	$20,519	$21,089	$29,701
7/31/24	$21,367	$22,167	$30,133
8/31/24	$21,790	$22,762	$30,848
9/30/24	$22,086	$23,077	$31,507
10/31/24	$21,958	$22,823	$31,287
11/30/24	$23,081	$24,281	$33,301
12/31/24	$21,822	$22,620	$32,373
1/31/25	$22,883	$23,667	$33,403
2/28/25	$23,067	$23,763	$32,819
3/31/25	$22,829	$23,103	$30,920
4/30/25	$22,190	$22,399	$30,736
5/31/25	$23,045	$23,186	$32,698
6/30/25	$23,879	$23,978	$34,354
7/31/25	$23,911	$24,116	$35,117

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	11.91%	15.56%	9.11%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 753,536,443
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,871,979
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$753,536,443
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$5,871,979

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	8.8%
Information Technology	9.4%
Industrials	10.6%
Health Care	13.4%
Financials	26.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.8%
Citigroup, Inc.	2.4
Alphabet, Inc., Class A	2.4
PACCAR, Inc.	2.3
American International Group, Inc.	2.2

Material Fund Change [Text Block]
C000008150
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, an overweight to utilities contributed to performance.

• Security selection within communication services and consumer staples contributed to performance.

• The top contributing holdings were Apple, Netflix, and Shopify.

What didn't work:

• Security selection within utilities detracted the most, followed by security selection in financials and consumer discretionary.

• On a sector level, being overweight healthcare and underweight information technology detracted from performance.

• The most significant individual detractors were being underweight NVIDIA, Broadcom and Palantir. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Russell 1000 Growth Index	Russell 1000 Index
7/31/15	$9,449	$10,000	$10,000
8/31/15	$8,866	$9,393	$9,398
9/30/15	$8,563	$9,160	$9,141
10/31/15	$9,309	$9,949	$9,880
11/30/15	$9,352	$9,977	$9,913
12/31/15	$9,221	$9,831	$9,735
1/31/16	$8,701	$9,282	$9,211
2/29/16	$8,591	$9,278	$9,208
3/31/16	$8,974	$9,904	$9,849
4/30/16	$8,910	$9,813	$9,903
5/31/16	$9,174	$10,004	$10,076
6/30/16	$9,059	$9,964	$10,099
7/31/16	$9,518	$10,435	$10,484
8/31/16	$9,480	$10,383	$10,497
9/30/16	$9,518	$10,421	$10,506
10/31/16	$9,280	$10,176	$10,301
11/30/16	$9,259	$10,398	$10,707
12/31/16	$9,288	$10,526	$10,908
1/31/17	$9,530	$10,881	$11,128
2/28/17	$9,935	$11,333	$11,558
3/31/17	$10,058	$11,464	$11,566
4/30/17	$10,353	$11,726	$11,688
5/31/17	$10,675	$12,031	$11,837
6/30/17	$10,723	$11,999	$11,920
7/31/17	$11,089	$12,318	$12,156
8/31/17	$11,252	$12,544	$12,194
9/30/17	$11,379	$12,707	$12,453
10/31/17	$11,740	$13,200	$12,739
11/30/17	$11,983	$13,601	$13,127
12/31/17	$12,031	$13,707	$13,274
1/31/18	$12,970	$14,677	$14,002
2/28/18	$12,585	$14,292	$13,488
3/31/18	$12,327	$13,901	$13,182
4/30/18	$12,293	$13,949	$13,227
5/31/18	$12,697	$14,561	$13,565
6/30/18	$12,760	$14,701	$13,652
7/31/18	$13,164	$15,132	$14,124
8/31/18	$13,670	$15,960	$14,610
9/30/18	$13,728	$16,049	$14,666
10/31/18	$12,541	$14,614	$13,628
11/30/18	$12,785	$14,769	$13,905
12/31/18	$11,613	$13,499	$12,639
1/31/19	$12,622	$14,712	$13,698
2/28/19	$13,004	$15,239	$14,162
3/31/19	$13,321	$15,673	$14,408
4/30/19	$14,061	$16,381	$14,990
5/31/19	$13,333	$15,346	$14,035
6/30/19	$14,252	$16,400	$15,020
7/31/19	$14,491	$16,770	$15,254
8/31/19	$14,431	$16,642	$14,974
9/30/19	$14,270	$16,644	$15,234
10/31/19	$14,401	$17,113	$15,557
11/30/19	$14,933	$17,872	$16,144
12/31/19	$15,295	$18,411	$16,611
1/31/20	$15,737	$18,823	$16,629
2/29/20	$14,797	$17,541	$15,270
3/31/20	$13,135	$15,815	$13,252
4/30/20	$14,959	$18,156	$15,003
5/31/20	$16,144	$19,375	$15,795
6/30/20	$16,908	$20,218	$16,144
7/31/20	$18,311	$21,774	$17,089
8/31/20	$20,162	$24,021	$18,343
9/30/20	$19,201	$22,890	$17,673
10/31/20	$18,479	$22,113	$17,247
11/30/20	$20,464	$24,377	$19,278
12/31/20	$21,262	$25,498	$20,093
1/31/21	$20,944	$25,310	$19,927
2/28/21	$21,330	$25,304	$20,505
3/31/21	$21,405	$25,739	$21,281
4/30/21	$22,781	$27,490	$22,426
5/31/21	$22,622	$27,110	$22,533
6/30/21	$23,629	$28,810	$23,097
7/31/21	$24,283	$29,760	$23,577
8/31/21	$25,097	$30,873	$24,260
9/30/21	$23,654	$29,144	$23,145
10/31/21	$25,340	$31,668	$24,751
11/30/21	$25,198	$31,861	$24,419
12/31/21	$25,545	$32,535	$25,408
1/31/22	$23,291	$29,743	$23,976
2/28/22	$22,354	$28,479	$23,318
3/31/22	$23,028	$29,594	$24,105
4/30/22	$20,522	$26,020	$21,956
5/31/22	$20,364	$25,415	$21,923
6/30/22	$18,616	$23,402	$20,087
7/31/22	$20,533	$26,210	$21,958
8/31/22	$19,606	$24,989	$21,114
9/30/22	$17,837	$22,560	$19,161
10/31/22	$19,006	$23,879	$20,697
11/30/22	$19,680	$24,967	$21,817
12/31/22	$18,393	$23,055	$20,549
1/31/23	$19,758	$24,977	$21,926
2/28/23	$19,102	$24,680	$21,404
3/31/23	$20,183	$26,367	$22,082
4/30/23	$20,289	$26,628	$22,355
5/31/23	$21,282	$27,841	$22,459
6/30/23	$22,593	$29,745	$23,976
7/31/23	$23,461	$30,747	$24,801
8/31/23	$23,319	$30,471	$24,367
9/30/23	$21,866	$28,814	$23,222
10/31/23	$21,459	$28,404	$22,660
11/30/23	$23,869	$31,500	$24,777
12/31/23	$24,814	$32,895	$26,000
1/31/24	$25,867	$33,715	$26,362
2/29/24	$27,990	$36,016	$27,786
3/31/24	$28,390	$36,650	$28,677
4/30/24	$26,938	$35,095	$27,457
5/31/24	$27,990	$37,196	$28,750
6/30/24	$29,642	$39,704	$29,701
7/31/24	$28,989	$39,029	$30,133
8/31/24	$29,787	$39,842	$30,848
9/30/24	$30,296	$40,971	$31,507
10/31/24	$30,078	$40,835	$31,287
11/30/24	$32,093	$43,484	$33,301
12/31/24	$31,636	$43,868	$32,373
1/31/25	$32,872	$44,735	$33,403
2/28/25	$31,945	$43,128	$32,819
3/31/25	$29,494	$39,481	$30,920
4/30/25	$29,597	$40,153	$30,736
5/31/25	$31,471	$43,747	$32,698
6/30/25	$33,036	$46,580	$34,354
7/31/25	$33,551	$48,339	$35,117

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.74%	12.88%	13.51%
Class A with Load	9.37%	11.61%	12.87%
Russell 1000 Growth Index	23.85%	17.29%	17.07%
Russell 1000 Index	16.54%	15.49%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 768,924,031
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 5,963,803
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$768,924,031
# of Portfolio Holdings	118
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (includes Administration Fees)	$5,963,803

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.1%
Financials	11.2%
Communication Services	12.1%
Consumer Discretionary	13.4%
Information Technology	39.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.4%
NVIDIA Corp.	7.0
Amazon.com, Inc.	5.9
Alphabet, Inc., Class C	3.8
Meta Platforms, Inc., Class A	3.7

Material Fund Change [Text Block]
C000008149
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, an overweight to utilities contributed to performance.

• Security selection within communication services and consumer staples contributed to performance.

• The top contributing holdings were Apple, Netflix, and Shopify.

What didn't work:

• Security selection within utilities detracted the most, followed by security selection in financials and consumer discretionary.

• On a sector level, being overweight healthcare and underweight information technology detracted from performance.

• The most significant individual detractors were being underweight NVIDIA, Broadcom and Palantir. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 1000 Growth Index	Russell 1000 Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,381	$9,393	$9,398
9/30/15	$9,064	$9,160	$9,141
10/31/15	$9,858	$9,949	$9,880
11/30/15	$9,907	$9,977	$9,913
12/31/15	$9,768	$9,831	$9,735
1/31/16	$9,219	$9,282	$9,211
2/29/16	$9,105	$9,278	$9,208
3/31/16	$9,513	$9,904	$9,849
4/30/16	$9,448	$9,813	$9,903
5/31/16	$9,728	$10,004	$10,076
6/30/16	$9,610	$9,964	$10,099
7/31/16	$10,101	$10,435	$10,484
8/31/16	$10,057	$10,383	$10,497
9/30/16	$10,101	$10,421	$10,506
10/31/16	$9,851	$10,176	$10,301
11/30/16	$9,834	$10,398	$10,707
12/31/16	$9,865	$10,526	$10,908
1/31/17	$10,120	$10,881	$11,128
2/28/17	$10,556	$11,333	$11,558
3/31/17	$10,688	$11,464	$11,566
4/30/17	$11,006	$11,726	$11,688
5/31/17	$11,347	$12,031	$11,837
6/30/17	$11,406	$11,999	$11,920
7/31/17	$11,792	$12,318	$12,156
8/31/17	$11,970	$12,544	$12,194
9/30/17	$12,111	$12,707	$12,453
10/31/17	$12,493	$13,200	$12,739
11/30/17	$12,752	$13,601	$13,127
12/31/17	$12,809	$13,707	$13,274
1/31/18	$13,811	$14,677	$14,002
2/28/18	$13,400	$14,292	$13,488
3/31/18	$13,135	$13,901	$13,182
4/30/18	$13,095	$13,949	$13,227
5/31/18	$13,531	$14,561	$13,565
6/30/18	$13,601	$14,701	$13,652
7/31/18	$14,037	$15,132	$14,124
8/31/18	$14,578	$15,960	$14,610
9/30/18	$14,643	$16,049	$14,666
10/31/18	$13,380	$14,614	$13,628
11/30/18	$13,641	$14,769	$13,905
12/31/18	$12,393	$13,499	$12,639
1/31/19	$13,473	$14,712	$13,698
2/28/19	$13,889	$15,239	$14,162
3/31/19	$14,224	$15,673	$14,408
4/30/19	$15,018	$16,381	$14,990
5/31/19	$14,243	$15,346	$14,035
6/30/19	$15,232	$16,400	$15,020
7/31/19	$15,488	$16,770	$15,254
8/31/19	$15,427	$16,642	$14,974
9/30/19	$15,256	$16,644	$15,234
10/31/19	$15,403	$17,113	$15,557
11/30/19	$15,970	$17,872	$16,144
12/31/19	$16,362	$18,411	$16,611
1/31/20	$16,839	$18,823	$16,629
2/29/20	$15,841	$17,541	$15,270
3/31/20	$14,059	$15,815	$13,252
4/30/20	$16,019	$18,156	$15,003
5/31/20	$17,288	$19,375	$15,795
6/30/20	$18,115	$20,218	$16,144
7/31/20	$19,627	$21,774	$17,089
8/31/20	$21,609	$24,021	$18,343
9/30/20	$20,582	$22,890	$17,673
10/31/20	$19,812	$22,113	$17,247
11/30/20	$21,951	$24,377	$19,278
12/31/20	$22,815	$25,498	$20,093
1/31/21	$22,469	$25,310	$19,927
2/28/21	$22,891	$25,304	$20,505
3/31/21	$22,975	$25,739	$21,281
4/30/21	$24,453	$27,490	$22,426
5/31/21	$24,293	$27,110	$22,533
6/30/21	$25,373	$28,810	$23,097
7/31/21	$26,083	$29,760	$23,577
8/31/21	$26,961	$30,873	$24,260
9/30/21	$25,424	$29,144	$23,145
10/31/21	$27,240	$31,668	$24,751
11/30/21	$27,088	$31,861	$24,419
12/31/21	$27,462	$32,535	$25,408
1/31/22	$25,054	$29,743	$23,976
2/28/22	$24,053	$28,479	$23,318
3/31/22	$24,772	$29,594	$24,105
4/30/22	$22,082	$26,020	$21,956
5/31/22	$21,915	$25,415	$21,923
6/30/22	$20,049	$23,402	$20,087
7/31/22	$22,113	$26,210	$21,958
8/31/22	$21,123	$24,989	$21,114
9/30/22	$19,215	$22,560	$19,161
10/31/22	$20,477	$23,879	$20,697
11/30/22	$21,206	$24,967	$21,817
12/31/22	$19,834	$23,055	$20,549
1/31/23	$21,301	$24,977	$21,926
2/28/23	$20,584	$24,680	$21,404
3/31/23	$21,768	$26,367	$22,082
4/30/23	$21,884	$26,628	$22,355
5/31/23	$22,968	$27,841	$22,459
6/30/23	$24,401	$29,745	$23,976
7/31/23	$25,318	$30,747	$24,801
8/31/23	$25,184	$30,471	$24,367
9/30/23	$23,618	$28,814	$23,222
10/31/23	$23,184	$28,404	$22,660
11/30/23	$25,784	$31,500	$24,777
12/31/23	$26,807	$32,895	$26,000
1/31/24	$27,964	$33,715	$26,362
2/29/24	$30,262	$36,016	$27,786
3/31/24	$30,704	$36,650	$28,677
4/30/24	$29,138	$35,095	$27,457
5/31/24	$30,279	$37,196	$28,750
6/30/24	$32,083	$39,704	$29,701
7/31/24	$31,368	$39,029	$30,133
8/31/24	$32,236	$39,842	$30,848
9/30/24	$32,815	$40,971	$31,507
10/31/24	$32,576	$40,835	$31,287
11/30/24	$34,755	$43,484	$33,301
12/31/24	$34,294	$43,868	$32,373
1/31/25	$35,622	$44,735	$33,403
2/28/25	$34,617	$43,128	$32,819
3/31/25	$31,980	$39,481	$30,920
4/30/25	$32,094	$40,153	$30,736
5/31/25	$34,123	$43,747	$32,698
6/30/25	$35,849	$46,580	$34,354
7/31/25	$36,400	$48,339	$35,117

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	16.04%	13.15%	13.79%
Russell 1000 Growth Index	23.85%	17.29%	17.07%
Russell 1000 Index	16.54%	15.49%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 768,924,031
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 5,963,803
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$768,924,031
# of Portfolio Holdings	118
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (includes Administration Fees)	$5,963,803

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.1%
Financials	11.2%
Communication Services	12.1%
Consumer Discretionary	13.4%
Information Technology	39.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.4%
NVIDIA Corp.	7.0
Amazon.com, Inc.	5.9
Alphabet, Inc., Class C	3.8
Meta Platforms, Inc., Class A	3.7

Material Fund Change [Text Block]
C000008155
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class A
Trading Symbol	PEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.28%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, being underweight health care and real estate contributed to performance relative to the benchmark.

• Security selection within health care had the most positive impact on performance, followed by security selection in utilities.

• Holdings in UGI Corporation, LPL Financial Holdings, and Wynn Resorts contributed to performance.

What didn't work:

• Being underweight financials and overweight industrials and consumer discretionary detracted from performance.

• Security selection within consumer discretionary detracted the most, followed by energy and materials.

• Not owning Robinhood detracted from performance; holdings in ManpowerGroup and Capri detracted as well. The Fund continued to hold ManpowerGroup and Capri subsequent to the fiscal year ended at July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/15	$9,451	$10,000	$10,000
8/31/15	$8,960	$9,514	$9,396
9/30/15	$8,579	$9,178	$9,122
10/31/15	$9,210	$9,722	$9,843
11/30/15	$9,414	$9,885	$9,898
12/31/15	$8,909	$9,433	$9,694
1/31/16	$8,298	$8,855	$9,147
2/29/16	$8,354	$8,950	$9,144
3/31/16	$9,128	$9,747	$9,788
4/30/16	$9,230	$9,936	$9,849
5/31/16	$9,408	$10,112	$10,025
6/30/16	$9,260	$10,173	$10,046
7/31/16	$9,601	$10,636	$10,444
8/31/16	$9,820	$10,731	$10,471
9/30/16	$9,795	$10,801	$10,488
10/31/16	$9,566	$10,478	$10,261
11/30/16	$10,604	$11,482	$10,720
12/31/16	$10,928	$11,810	$10,929
1/31/17	$10,981	$11,875	$11,135
2/28/17	$11,225	$12,096	$11,549
3/31/17	$11,145	$12,002	$11,557
4/30/17	$11,093	$11,989	$11,679
5/31/17	$10,807	$11,729	$11,799
6/30/17	$11,034	$12,040	$11,905
7/31/17	$11,066	$12,134	$12,130
8/31/17	$10,918	$11,924	$12,153
9/30/17	$11,431	$12,502	$12,449
10/31/17	$11,468	$12,570	$12,721
11/30/17	$11,786	$12,982	$13,107
12/31/17	$11,933	$13,033	$13,238
1/31/18	$12,206	$13,197	$13,936
2/28/18	$11,618	$12,550	$13,423
3/31/18	$11,612	$12,688	$13,153
4/30/18	$11,654	$12,826	$13,203
5/31/18	$12,141	$13,353	$13,576
6/30/18	$12,224	$13,424	$13,665
7/31/18	$12,497	$13,690	$14,118
8/31/18	$12,823	$14,002	$14,614
9/30/18	$12,610	$13,783	$14,638
10/31/18	$11,321	$12,604	$13,560
11/30/18	$11,434	$12,842	$13,832
12/31/18	$9,928	$11,423	$12,544
1/31/19	$10,996	$12,699	$13,621
2/28/19	$11,537	$13,096	$14,100
3/31/19	$11,416	$12,921	$14,306
4/30/19	$12,007	$13,374	$14,877
5/31/19	$10,945	$12,365	$13,915
6/30/19	$11,638	$13,165	$14,892
7/31/19	$11,912	$13,251	$15,113
8/31/19	$11,346	$12,606	$14,805
9/30/19	$11,797	$13,183	$15,065
10/31/19	$11,848	$13,373	$15,389
11/30/19	$12,064	$13,701	$15,974
12/31/19	$12,472	$14,114	$16,436
1/31/20	$12,062	$13,600	$16,418
2/29/20	$10,930	$12,289	$15,074
3/31/20	$8,185	$9,225	$13,001
4/30/20	$9,445	$10,445	$14,722
5/31/20	$10,047	$10,922	$15,510
6/30/20	$10,341	$11,125	$15,864
7/31/20	$10,802	$11,460	$16,765
8/31/20	$11,186	$11,980	$17,980
9/30/20	$10,546	$11,519	$17,325
10/31/20	$11,045	$11,779	$16,951
11/30/20	$13,074	$13,840	$19,013
12/31/20	$13,952	$14,803	$19,869
1/31/21	$14,337	$15,130	$19,780
2/28/21	$15,604	$16,476	$20,399
3/31/21	$16,395	$17,294	$21,130
4/30/21	$17,160	$18,036	$22,219
5/31/21	$17,475	$18,403	$22,320
6/30/21	$17,308	$18,159	$22,871
7/31/21	$16,928	$17,893	$23,258
8/31/21	$17,160	$18,271	$23,921
9/30/21	$16,633	$17,784	$22,848
10/31/21	$16,986	$18,628	$24,393
11/30/21	$16,498	$17,980	$24,021
12/31/21	$17,511	$18,915	$24,967
1/31/22	$16,696	$17,954	$23,498
2/28/22	$16,855	$18,246	$22,906
3/31/22	$16,930	$18,631	$23,649
4/30/22	$15,851	$17,368	$21,527
5/31/22	$16,153	$17,701	$21,498
6/30/22	$14,652	$15,764	$19,700
7/31/22	$15,927	$17,289	$21,548
8/31/22	$15,602	$16,747	$20,744
9/30/22	$14,124	$15,054	$18,820
10/31/22	$15,753	$16,643	$20,364
11/30/22	$16,168	$17,479	$21,426
12/31/22	$15,159	$16,440	$20,172
1/31/23	$16,557	$18,083	$21,561
2/28/23	$16,222	$17,571	$21,057
3/31/23	$15,187	$16,669	$21,620
4/30/23	$14,982	$16,447	$21,851
5/31/23	$14,405	$15,978	$21,936
6/30/23	$15,523	$17,398	$23,433
7/31/23	$16,389	$18,418	$24,273
8/31/23	$15,989	$17,709	$23,805
9/30/23	$15,234	$16,761	$22,671
10/31/23	$14,461	$15,821	$22,070
11/30/23	$15,653	$17,257	$24,128
12/31/23	$17,026	$19,067	$25,408
1/31/24	$16,596	$18,532	$25,689
2/29/24	$17,373	$19,275	$27,080
3/31/24	$18,029	$20,225	$27,953
4/30/24	$16,905	$18,953	$26,723
5/31/24	$17,626	$19,752	$27,986
6/30/24	$17,148	$19,354	$28,852
7/31/24	$18,338	$20,921	$29,389
8/31/24	$18,029	$20,921	$30,029
9/30/24	$18,384	$21,217	$30,650
10/31/24	$18,094	$20,950	$30,425
11/30/24	$19,696	$22,798	$32,449
12/31/24	$18,055	$21,162	$31,457
1/31/25	$18,620	$21,882	$32,450
2/28/25	$17,811	$21,073	$31,828
3/31/25	$16,737	$19,928	$29,971
4/30/25	$15,906	$19,351	$29,770
5/31/25	$16,682	$20,455	$31,657
6/30/25	$17,247	$21,380	$33,266
7/31/25	$17,656	$21,751	$33,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(3.71%)	10.33%	6.45%
Class A with Load	(9.01%)	9.09%	5.85%
Russell 2500 Value Index	3.97%	13.67%	8.08%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 251,451,684
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 2,024,289
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$251,451,684
# of Portfolio Holdings	174
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (includes Administration Fees)	$2,024,289

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Real Estate	5.9%
Information Technology	10.4%
Consumer Discretionary	15.4%
Financials	19.2%
Industrials	23.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.6%
WESCO International, Inc.	1.5
First American Financial Corp.	1.3
CACI International, Inc., Class A	1.3
BJ's Wholesale Club Holdings, Inc.	1.2

Material Fund Change [Text Block]
C000008154
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$102	1.04%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, being underweight health care and real estate contributed to performance relative to the benchmark.

• Security selection within health care had the most positive impact on performance, followed by security selection in utilities.

• Holdings in UGI Corporation, LPL Financial Holdings, and Wynn Resorts contributed to performance.

What didn't work:

• Being underweight financials and overweight industrials and consumer discretionary detracted from performance.

• Security selection within consumer discretionary detracted the most, followed by energy and materials.

• Not owning Robinhood detracted from performance; holdings in ManpowerGroup and Capri detracted as well. The Fund continued to hold ManpowerGroup and Capri subsequent to the fiscal year ended at July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,488	$9,514	$9,396
9/30/15	$9,084	$9,178	$9,122
10/31/15	$9,751	$9,722	$9,843
11/30/15	$9,967	$9,885	$9,898
12/31/15	$9,435	$9,433	$9,694
1/31/16	$8,788	$8,855	$9,147
2/29/16	$8,851	$8,950	$9,144
3/31/16	$9,672	$9,747	$9,788
4/30/16	$9,777	$9,936	$9,849
5/31/16	$9,966	$10,112	$10,025
6/30/16	$9,814	$10,173	$10,046
7/31/16	$10,177	$10,636	$10,444
8/31/16	$10,408	$10,731	$10,471
9/30/16	$10,382	$10,801	$10,488
10/31/16	$10,140	$10,478	$10,261
11/30/16	$11,244	$11,482	$10,720
12/31/16	$11,591	$11,810	$10,929
1/31/17	$11,646	$11,875	$11,135
2/28/17	$11,903	$12,096	$11,549
3/31/17	$11,821	$12,002	$11,557
4/30/17	$11,772	$11,989	$11,679
5/31/17	$11,466	$11,729	$11,799
6/30/17	$11,712	$12,040	$11,905
7/31/17	$11,745	$12,134	$12,130
8/31/17	$11,586	$11,924	$12,153
9/30/17	$12,133	$12,502	$12,449
10/31/17	$12,171	$12,570	$12,721
11/30/17	$12,516	$12,982	$13,107
12/31/17	$12,674	$13,033	$13,238
1/31/18	$12,968	$13,197	$13,936
2/28/18	$12,343	$12,550	$13,423
3/31/18	$12,337	$12,688	$13,153
4/30/18	$12,386	$12,826	$13,203
5/31/18	$12,900	$13,353	$13,576
6/30/18	$12,992	$13,424	$13,665
7/31/18	$13,280	$13,690	$14,118
8/31/18	$13,635	$14,002	$14,614
9/30/18	$13,409	$13,783	$14,638
10/31/18	$12,043	$12,604	$13,560
11/30/18	$12,160	$12,842	$13,832
12/31/18	$10,561	$11,423	$12,544
1/31/19	$11,701	$12,699	$13,621
2/28/19	$12,271	$13,096	$14,100
3/31/19	$12,153	$12,921	$14,306
4/30/19	$12,775	$13,374	$14,877
5/31/19	$11,649	$12,365	$13,915
6/30/19	$12,389	$13,165	$14,892
7/31/19	$12,684	$13,251	$15,113
8/31/19	$12,087	$12,606	$14,805
9/30/19	$12,566	$13,183	$15,065
10/31/19	$12,625	$13,373	$15,389
11/30/19	$12,854	$13,701	$15,974
12/31/19	$13,285	$14,114	$16,436
1/31/20	$12,862	$13,600	$16,418
2/29/20	$11,653	$12,289	$15,074
3/31/20	$8,727	$9,225	$13,001
4/30/20	$10,068	$10,445	$14,722
5/31/20	$10,715	$10,922	$15,510
6/30/20	$11,032	$11,125	$15,864
7/31/20	$11,528	$11,460	$16,765
8/31/20	$11,937	$11,980	$17,980
9/30/20	$11,257	$11,519	$17,325
10/31/20	$11,792	$11,779	$16,951
11/30/20	$13,959	$13,840	$19,013
12/31/20	$14,895	$14,803	$19,869
1/31/21	$15,314	$15,130	$19,780
2/28/21	$16,663	$16,476	$20,399
3/31/21	$17,514	$17,294	$21,130
4/30/21	$18,331	$18,036	$22,219
5/31/21	$18,670	$18,403	$22,320
6/30/21	$18,497	$18,159	$22,871
7/31/21	$18,092	$17,893	$23,258
8/31/21	$18,345	$18,271	$23,921
9/30/21	$17,780	$17,784	$22,848
10/31/21	$18,165	$18,628	$24,393
11/30/21	$17,647	$17,980	$24,021
12/31/21	$18,724	$18,915	$24,967
1/31/22	$17,862	$17,954	$23,498
2/28/22	$18,033	$18,246	$22,906
3/31/22	$18,111	$18,631	$23,649
4/30/22	$16,961	$17,368	$21,527
5/31/22	$17,287	$17,701	$21,498
6/30/22	$15,679	$15,764	$19,700
7/31/22	$17,046	$17,289	$21,548
8/31/22	$16,704	$16,747	$20,744
9/30/22	$15,127	$15,054	$18,820
10/31/22	$16,867	$16,643	$20,364
11/30/22	$17,318	$17,479	$21,426
12/31/22	$16,234	$16,440	$20,172
1/31/23	$17,740	$18,083	$21,561
2/28/23	$17,387	$17,571	$21,057
3/31/23	$16,282	$16,669	$21,620
4/30/23	$16,063	$16,447	$21,851
5/31/23	$15,453	$15,978	$21,936
6/30/23	$16,654	$17,398	$23,433
7/31/23	$17,578	$18,418	$24,273
8/31/23	$17,159	$17,709	$23,805
9/30/23	$16,349	$16,761	$22,671
10/31/23	$15,520	$15,821	$22,070
11/30/23	$16,797	$17,257	$24,128
12/31/23	$18,276	$19,067	$25,408
1/31/24	$17,825	$18,532	$25,689
2/29/24	$18,660	$19,275	$27,080
3/31/24	$19,370	$20,225	$27,953
4/30/24	$18,161	$18,953	$26,723
5/31/24	$18,948	$19,752	$27,986
6/30/24	$18,439	$19,354	$28,852
7/31/24	$19,715	$20,921	$29,389
8/31/24	$19,389	$20,921	$30,029
9/30/24	$19,782	$21,217	$30,650
10/31/24	$19,466	$20,950	$30,425
11/30/24	$21,202	$22,798	$32,449
12/31/24	$19,434	$21,162	$31,457
1/31/25	$20,054	$21,882	$32,450
2/28/25	$19,186	$21,073	$31,828
3/31/25	$18,024	$19,928	$29,971
4/30/25	$17,144	$19,351	$29,770
5/31/25	$17,979	$20,455	$31,657
6/30/25	$18,599	$21,380	$33,266
7/31/25	$19,028	$21,751	$33,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	(3.49%)	10.54%	6.64%
Russell 2500 Value Index	3.97%	13.67%	8.08%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 251,451,684
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 2,024,289
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$251,451,684
# of Portfolio Holdings	174
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (includes Administration Fees)	$2,024,289

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Real Estate	5.9%
Information Technology	10.4%
Consumer Discretionary	15.4%
Financials	19.2%
Industrials	23.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.6%
WESCO International, Inc.	1.5
First American Financial Corp.	1.3
CACI International, Inc., Class A	1.3
BJ's Wholesale Club Holdings, Inc.	1.2

Material Fund Change [Text Block]
C000008160
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PQUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.28%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most, followed by security selection in consumer discretionary.

• Being overweight information technology and underweight energy and materials contributed to relative performance.

• The biggest contributors from a stock selection perspective were Doximity, Paycor HCM, and Five Below.

What didn't work:

• Security selection in industrials, information technology, and consumer staples detracted.

• Being overweight health care and underweight utilities and financials were not rewarded.

• The biggest detractors from a stock selection perspective were SPS Commerce, Globant SA, and Freshpet. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/15	$9,450	$10,000	$10,000
8/31/15	$8,822	$9,299	$9,396
9/30/15	$8,249	$8,791	$9,122
10/31/15	$8,591	$9,250	$9,843
11/30/15	$8,766	$9,460	$9,898
12/31/15	$8,310	$9,126	$9,694
1/31/16	$7,379	$8,223	$9,147
2/29/16	$7,157	$8,248	$9,144
3/31/16	$7,713	$8,883	$9,788
4/30/16	$7,795	$8,968	$9,849
5/31/16	$8,035	$9,191	$10,025
6/30/16	$8,005	$9,123	$10,046
7/31/16	$8,391	$9,665	$10,444
8/31/16	$8,432	$9,732	$10,471
9/30/16	$8,526	$9,760	$10,488
10/31/16	$7,988	$9,250	$10,261
11/30/16	$8,602	$9,925	$10,720
12/31/16	$8,567	$10,013	$10,929
1/31/17	$8,807	$10,251	$11,135
2/28/17	$9,053	$10,562	$11,549
3/31/17	$9,252	$10,639	$11,557
4/30/17	$9,457	$10,826	$11,679
5/31/17	$9,632	$10,831	$11,799
6/30/17	$9,784	$11,078	$11,905
7/31/17	$9,825	$11,226	$12,130
8/31/17	$9,679	$11,248	$12,153
9/30/17	$10,007	$11,718	$12,449
10/31/17	$10,223	$12,032	$12,721
11/30/17	$10,580	$12,429	$13,107
12/31/17	$10,540	$12,462	$13,238
1/31/18	$11,135	$13,084	$13,936
2/28/18	$11,029	$12,655	$13,423
3/31/18	$11,153	$12,759	$13,153
4/30/18	$11,110	$12,678	$13,203
5/31/18	$11,835	$13,352	$13,576
6/30/18	$12,101	$13,464	$13,665
7/31/18	$12,114	$13,716	$14,118
8/31/18	$13,433	$14,643	$14,614
9/30/18	$13,161	$14,429	$14,638
10/31/18	$11,643	$12,696	$13,560
11/30/18	$11,878	$12,936	$13,832
12/31/18	$10,553	$11,532	$12,544
1/31/19	$11,737	$12,905	$13,621
2/28/19	$12,475	$13,755	$14,100
3/31/19	$12,264	$13,721	$14,306
4/30/19	$12,649	$14,202	$14,877
5/31/19	$11,767	$13,258	$13,915
6/30/19	$12,536	$14,290	$14,892
7/31/19	$12,679	$14,513	$15,113
8/31/19	$12,272	$14,100	$14,805
9/30/19	$12,068	$13,835	$15,065
10/31/19	$12,242	$14,190	$15,389
11/30/19	$12,928	$15,157	$15,974
12/31/19	$13,072	$15,297	$16,436
1/31/20	$12,992	$15,314	$16,418
2/29/20	$12,160	$14,275	$15,074
3/31/20	$9,912	$11,746	$13,001
4/30/20	$11,497	$13,629	$14,722
5/31/20	$12,709	$15,052	$15,510
6/30/20	$13,258	$15,606	$15,864
7/31/20	$14,001	$16,460	$16,765
8/31/20	$14,523	$17,201	$17,980
9/30/20	$14,054	$17,069	$17,325
10/31/20	$14,346	$17,271	$16,951
11/30/20	$16,471	$19,786	$19,013
12/31/20	$18,105	$21,488	$19,869
1/31/21	$18,675	$22,089	$19,780
2/28/21	$19,852	$22,783	$20,399
3/31/21	$19,653	$22,023	$21,130
4/30/21	$20,403	$22,796	$22,219
5/31/21	$19,966	$22,163	$22,320
6/30/21	$20,840	$23,352	$22,871
7/31/21	$20,631	$22,847	$23,258
8/31/21	$21,258	$23,418	$23,921
9/30/21	$20,574	$22,527	$22,848
10/31/21	$21,619	$23,682	$24,393
11/30/21	$20,308	$22,462	$24,021
12/31/21	$20,643	$22,572	$24,967
1/31/22	$18,062	$19,594	$23,498
2/28/22	$17,810	$19,653	$22,906
3/31/22	$18,018	$19,795	$23,649
4/30/22	$16,194	$17,534	$21,527
5/31/22	$15,734	$17,109	$21,498
6/30/22	$14,607	$15,925	$19,700
7/31/22	$15,971	$17,742	$21,548
8/31/22	$15,779	$17,404	$20,744
9/30/22	$14,577	$15,905	$18,820
10/31/22	$15,734	$17,198	$20,364
11/30/22	$15,897	$17,710	$21,426
12/31/22	$15,141	$16,656	$20,172
1/31/23	$16,461	$18,323	$21,561
2/28/23	$16,342	$18,033	$21,057
3/31/23	$16,194	$17,746	$21,620
4/30/23	$15,838	$17,522	$21,851
5/31/23	$15,704	$17,502	$21,936
6/30/23	$16,980	$18,884	$23,433
7/31/23	$17,632	$19,515	$24,273
8/31/23	$16,891	$18,720	$23,805
9/30/23	$15,853	$17,593	$22,671
10/31/23	$14,563	$16,372	$22,070
11/30/23	$15,971	$17,823	$24,128
12/31/23	$17,514	$19,809	$25,408
1/31/24	$17,187	$19,361	$25,689
2/29/24	$18,403	$20,929	$27,080
3/31/24	$18,774	$21,494	$27,953
4/30/24	$17,262	$19,892	$26,723
5/31/24	$17,781	$20,699	$27,986
6/30/24	$17,543	$20,588	$28,852
7/31/24	$18,418	$21,842	$29,389
8/31/24	$18,567	$21,673	$30,029
9/30/24	$18,848	$22,027	$30,650
10/31/24	$18,626	$21,972	$30,425
11/30/24	$21,058	$24,586	$32,449
12/31/24	$19,600	$22,562	$31,457
1/31/25	$20,336	$23,424	$32,450
2/28/25	$18,756	$21,865	$31,828
3/31/25	$17,376	$20,125	$29,971
4/30/25	$17,161	$20,060	$29,770
5/31/25	$18,235	$21,374	$31,657
6/30/25	$18,802	$22,401	$33,266
7/31/25	$18,725	$22,927	$33,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	1.67%	5.99%	7.08%
Class A with Load	(3.90%)	4.80%	6.47%
Russell 2500 Growth Index	4.97%	6.85%	8.65%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 243,382,183
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 1,987,299
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$243,382,183
# of Portfolio Holdings	340
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$1,987,299

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.4%
Consumer Discretionary	13.4%
Information Technology	21.8%
Industrials	21.9%
Health Care	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	2.4%
Doximity, Inc., Class A	1.9
Five Below, Inc.	1.9
Kinsale Capital Group, Inc.	1.8
Grand Canyon Education, Inc.	1.6

Material Fund Change [Text Block]
C000008159
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$109	1.08%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most, followed by security selection in consumer discretionary.

• Being overweight information technology and underweight energy and materials contributed to relative performance.

• The biggest contributors from a stock selection perspective were Doximity, Paycor HCM, and Five Below.

What didn't work:

• Security selection in industrials, information technology, and consumer staples detracted.

• Being overweight health care and underweight utilities and financials were not rewarded.

• The biggest detractors from a stock selection perspective were SPS Commerce, Globant SA, and Freshpet. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,336	$9,299	$9,396
9/30/15	$8,729	$8,791	$9,122
10/31/15	$9,093	$9,250	$9,843
11/30/15	$9,280	$9,460	$9,898
12/31/15	$8,800	$9,126	$9,694
1/31/16	$7,818	$8,223	$9,147
2/29/16	$7,578	$8,248	$9,144
3/31/16	$8,168	$8,883	$9,788
4/30/16	$8,250	$8,968	$9,849
5/31/16	$8,508	$9,191	$10,025
6/30/16	$8,484	$9,123	$10,046
7/31/16	$8,894	$9,665	$10,444
8/31/16	$8,934	$9,732	$10,471
9/30/16	$9,034	$9,760	$10,488
10/31/16	$8,467	$9,250	$10,261
11/30/16	$9,122	$9,925	$10,720
12/31/16	$9,081	$10,013	$10,929
1/31/17	$9,338	$10,251	$11,135
2/28/17	$9,595	$10,562	$11,549
3/31/17	$9,812	$10,639	$11,557
4/30/17	$10,034	$10,826	$11,679
5/31/17	$10,215	$10,831	$11,799
6/30/17	$10,379	$11,078	$11,905
7/31/17	$10,420	$11,226	$12,130
8/31/17	$10,268	$11,248	$12,153
9/30/17	$10,618	$11,718	$12,449
10/31/17	$10,852	$12,032	$12,721
11/30/17	$11,227	$12,429	$13,107
12/31/17	$11,186	$12,462	$13,238
1/31/18	$11,816	$13,084	$13,936
2/28/18	$11,711	$12,655	$13,423
3/31/18	$11,840	$12,759	$13,153
4/30/18	$11,803	$12,678	$13,203
5/31/18	$12,568	$13,352	$13,576
6/30/18	$12,852	$13,464	$13,665
7/31/18	$12,864	$13,716	$14,118
8/31/18	$14,271	$14,643	$14,614
9/30/18	$13,987	$14,429	$14,638
10/31/18	$12,377	$12,696	$13,560
11/30/18	$12,624	$12,936	$13,832
12/31/18	$11,219	$11,532	$12,544
1/31/19	$12,478	$12,905	$13,621
2/28/19	$13,263	$13,755	$14,100
3/31/19	$13,041	$13,721	$14,306
4/30/19	$13,448	$14,202	$14,877
5/31/19	$12,515	$13,258	$13,915
6/30/19	$13,337	$14,290	$14,892
7/31/19	$13,485	$14,513	$15,113
8/31/19	$13,056	$14,100	$14,805
9/30/19	$12,841	$13,835	$15,065
10/31/19	$13,026	$14,190	$15,389
11/30/19	$13,767	$15,157	$15,974
12/31/19	$13,916	$15,297	$16,436
1/31/20	$13,839	$15,314	$16,418
2/29/20	$12,947	$14,275	$15,074
3/31/20	$10,553	$11,746	$13,001
4/30/20	$12,252	$13,629	$14,722
5/31/20	$13,539	$15,052	$15,510
6/30/20	$14,122	$15,606	$15,864
7/31/20	$14,920	$16,460	$16,765
8/31/20	$15,478	$17,201	$17,980
9/30/20	$14,980	$17,069	$17,325
10/31/20	$15,289	$17,271	$16,951
11/30/20	$17,563	$19,786	$19,013
12/31/20	$19,301	$21,488	$19,869
1/31/21	$19,914	$22,089	$19,780
2/28/21	$21,167	$22,783	$20,399
3/31/21	$20,957	$22,023	$21,130
4/30/21	$21,771	$22,796	$22,219
5/31/21	$21,304	$22,163	$22,320
6/30/21	$22,228	$23,352	$22,871
7/31/21	$22,018	$22,847	$23,258
8/31/21	$22,686	$23,418	$23,921
9/30/21	$21,972	$22,527	$22,848
10/31/21	$23,088	$23,682	$24,393
11/30/21	$21,689	$22,462	$24,021
12/31/21	$22,052	$22,572	$24,967
1/31/22	$19,290	$19,594	$23,498
2/28/22	$19,019	$19,653	$22,906
3/31/22	$19,249	$19,795	$23,649
4/30/22	$17,300	$17,534	$21,527
5/31/22	$16,813	$17,109	$21,498
6/30/22	$15,622	$15,925	$19,700
7/31/22	$17,070	$17,742	$21,548
8/31/22	$16,867	$17,404	$20,744
9/30/22	$15,581	$15,905	$18,820
10/31/22	$16,826	$17,198	$20,364
11/30/22	$17,002	$17,710	$21,426
12/31/22	$16,190	$16,656	$20,172
1/31/23	$17,611	$18,323	$21,561
2/28/23	$17,476	$18,033	$21,057
3/31/23	$17,327	$17,746	$21,620
4/30/23	$16,962	$17,522	$21,851
5/31/23	$16,813	$17,502	$21,936
6/30/23	$18,166	$18,884	$23,433
7/31/23	$18,884	$19,515	$24,273
8/31/23	$18,099	$18,720	$23,805
9/30/23	$16,989	$17,593	$22,671
10/31/23	$15,594	$16,372	$22,070
11/30/23	$17,111	$17,823	$24,128
12/31/23	$18,762	$19,809	$25,408
1/31/24	$18,410	$19,361	$25,689
2/29/24	$19,737	$20,929	$27,080
3/31/24	$20,129	$21,494	$27,953
4/30/24	$18,518	$19,892	$26,723
5/31/24	$19,073	$20,699	$27,986
6/30/24	$18,816	$20,588	$28,852
7/31/24	$19,764	$21,842	$29,389
8/31/24	$19,926	$21,673	$30,029
9/30/24	$20,224	$22,027	$30,650
10/31/24	$19,994	$21,972	$30,425
11/30/24	$22,607	$24,586	$32,449
12/31/24	$21,045	$22,562	$31,457
1/31/25	$21,839	$23,424	$32,450
2/28/25	$20,140	$21,865	$31,828
3/31/25	$18,678	$20,125	$29,971
4/30/25	$18,427	$20,060	$29,770
5/31/25	$19,597	$21,374	$31,657
6/30/25	$20,210	$22,401	$33,266
7/31/25	$20,140	$22,927	$33,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	1.90%	6.18%	7.25%
Russell 2500 Growth Index	4.97%	6.85%	8.65%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 243,382,183
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 1,987,299
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$243,382,183
# of Portfolio Holdings	340
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$1,987,299

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.4%
Consumer Discretionary	13.4%
Information Technology	21.8%
Industrials	21.9%
Health Care	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	2.4%
Doximity, Inc., Class A	1.9
Five Below, Inc.	1.9
Kinsale Capital Group, Inc.	1.8
Grand Canyon Education, Inc.	1.6

Material Fund Change [Text Block]
C000008165
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class A
Trading Symbol	PWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	MSCI EAFE Index (net)
7/31/15	$9,447	$10,000
8/31/15	$8,813	$9,264
9/30/15	$8,367	$8,794
10/31/15	$9,026	$9,481
11/30/15	$8,945	$9,334
12/31/15	$8,869	$9,208
1/31/16	$8,448	$8,542
2/29/16	$8,200	$8,386
3/31/16	$8,786	$8,931
4/30/16	$8,945	$9,190
5/31/16	$8,920	$9,106
6/30/16	$8,742	$8,801
7/31/16	$9,041	$9,247
8/31/16	$9,105	$9,253
9/30/16	$9,156	$9,367
10/31/16	$8,952	$9,175
11/30/16	$8,761	$8,993
12/31/16	$9,037	$9,300
1/31/17	$9,291	$9,570
2/28/17	$9,434	$9,707
3/31/17	$9,720	$9,974
4/30/17	$9,947	$10,228
5/31/17	$10,305	$10,603
6/30/17	$10,207	$10,584
7/31/17	$10,552	$10,890
8/31/17	$10,552	$10,886
9/30/17	$10,831	$11,157
10/31/17	$11,085	$11,326
11/30/17	$11,156	$11,445
12/31/17	$11,311	$11,628
1/31/18	$11,933	$12,212
2/28/18	$11,317	$11,661
3/31/18	$11,211	$11,450
4/30/18	$11,383	$11,712
5/31/18	$11,198	$11,449
6/30/18	$11,019	$11,309
7/31/18	$11,277	$11,587
8/31/18	$11,158	$11,363
9/30/18	$11,152	$11,462
10/31/18	$10,258	$10,550
11/30/18	$10,231	$10,536
12/31/18	$9,744	$10,025
1/31/19	$10,354	$10,684
2/28/19	$10,641	$10,956
3/31/19	$10,713	$11,025
4/30/19	$11,100	$11,335
5/31/19	$10,332	$10,791
6/30/19	$11,000	$11,431
7/31/19	$10,763	$11,286
8/31/19	$10,426	$10,993
9/30/19	$10,734	$11,308
10/31/19	$11,129	$11,715
11/30/19	$11,222	$11,847
12/31/19	$11,579	$12,232
1/31/20	$11,344	$11,976
2/29/20	$10,491	$10,894
3/31/20	$8,925	$9,440
4/30/20	$9,572	$10,050
5/31/20	$10,101	$10,487
6/30/20	$10,447	$10,844
7/31/20	$10,763	$11,097
8/31/20	$11,219	$11,668
9/30/20	$11,035	$11,364
10/31/20	$10,741	$10,911
11/30/20	$12,285	$12,602
12/31/20	$12,836	$13,188
1/31/21	$12,739	$13,047
2/28/21	$12,977	$13,340
3/31/21	$13,341	$13,647
4/30/21	$13,668	$14,057
5/31/21	$14,330	$14,516
6/30/21	$14,114	$14,352
7/31/21	$14,144	$14,460
8/31/21	$14,411	$14,715
9/30/21	$13,965	$14,288
10/31/21	$14,426	$14,640
11/30/21	$13,765	$13,958
12/31/21	$14,395	$14,673
1/31/22	$14,163	$13,964
2/28/22	$13,665	$13,717
3/31/22	$13,521	$13,805
4/30/22	$12,742	$12,912
5/31/22	$12,959	$13,009
6/30/22	$11,908	$11,802
7/31/22	$12,438	$12,390
8/31/22	$11,691	$11,802
9/30/22	$10,592	$10,698
10/31/22	$11,210	$11,273
11/30/22	$12,646	$12,543
12/31/22	$12,330	$12,553
1/31/23	$13,338	$13,569
2/28/23	$13,016	$13,286
3/31/23	$13,479	$13,615
4/30/23	$13,776	$14,000
5/31/23	$13,421	$13,407
6/30/23	$14,008	$14,017
7/31/23	$14,388	$14,471
8/31/23	$13,842	$13,917
9/30/23	$13,413	$13,441
10/31/23	$12,999	$12,896
11/30/23	$14,115	$14,093
12/31/23	$14,810	$14,842
1/31/24	$14,741	$14,927
2/29/24	$15,093	$15,201
3/31/24	$15,557	$15,701
4/30/24	$15,196	$15,299
5/31/24	$15,979	$15,891
6/30/24	$15,686	$15,635
7/31/24	$16,211	$16,093
8/31/24	$16,769	$16,617
9/30/24	$16,933	$16,770
10/31/24	$16,125	$15,858
11/30/24	$16,125	$15,768
12/31/24	$15,674	$15,409
1/31/25	$16,324	$16,219
2/28/25	$16,973	$16,534
3/31/25	$17,099	$16,467
4/30/25	$17,846	$17,221
5/31/25	$18,660	$18,009
6/30/25	$19,028	$18,406
7/31/25	$18,757	$18,148

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.71%	11.75%	7.10%
Class A with Load	9.33%	10.50%	6.49%
MSCI EAFE Index (net)	12.77%	10.34%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 716,523,449
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,681,401
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Material Fund Change [Text Block]
C000008164
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P
Trading Symbol	PCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (net)
7/31/15	$10,000	$10,000
8/31/15	$9,325	$9,264
9/30/15	$8,858	$8,794
10/31/15	$9,559	$9,481
11/30/15	$9,472	$9,334
12/31/15	$9,394	$9,208
1/31/16	$8,952	$8,542
2/29/16	$8,694	$8,386
3/31/16	$9,312	$8,931
4/30/16	$9,482	$9,190
5/31/16	$9,462	$9,106
6/30/16	$9,272	$8,801
7/31/16	$9,591	$9,247
8/31/16	$9,666	$9,253
9/30/16	$9,720	$9,367
10/31/16	$9,503	$9,175
11/30/16	$9,306	$8,993
12/31/16	$9,601	$9,300
1/31/17	$9,872	$9,570
2/28/17	$10,025	$9,707
3/31/17	$10,338	$9,974
4/30/17	$10,575	$10,228
5/31/17	$10,957	$10,603
6/30/17	$10,860	$10,584
7/31/17	$11,229	$10,890
8/31/17	$11,229	$10,886
9/30/17	$11,528	$11,157
10/31/17	$11,799	$11,326
11/30/17	$11,883	$11,445
12/31/17	$12,045	$11,628
1/31/18	$12,720	$12,212
2/28/18	$12,059	$11,661
3/31/18	$11,952	$11,450
4/30/18	$12,137	$11,712
5/31/18	$11,945	$11,449
6/30/18	$11,753	$11,309
7/31/18	$12,030	$11,587
8/31/18	$11,910	$11,363
9/30/18	$11,903	$11,462
10/31/18	$10,950	$10,550
11/30/18	$10,929	$10,536
12/31/18	$10,411	$10,025
1/31/19	$11,060	$10,684
2/28/19	$11,369	$10,956
3/31/19	$11,454	$11,025
4/30/19	$11,864	$11,335
5/31/19	$11,052	$10,791
6/30/19	$11,763	$11,431
7/31/19	$11,516	$11,286
8/31/19	$11,161	$10,993
9/30/19	$11,493	$11,308
10/31/19	$11,910	$11,715
11/30/19	$12,019	$11,847
12/31/19	$12,400	$12,232
1/31/20	$12,154	$11,976
2/29/20	$11,240	$10,894
3/31/20	$9,564	$9,440
4/30/20	$10,263	$10,050
5/31/20	$10,835	$10,487
6/30/20	$11,201	$10,844
7/31/20	$11,550	$11,097
8/31/20	$12,043	$11,668
9/30/20	$11,844	$11,364
10/31/20	$11,526	$10,911
11/30/20	$13,195	$12,602
12/31/20	$13,784	$13,188
1/31/21	$13,687	$13,047
2/28/21	$13,945	$13,340
3/31/21	$14,339	$13,647
4/30/21	$14,693	$14,057
5/31/21	$15,402	$14,516
6/30/21	$15,177	$14,352
7/31/21	$15,217	$14,460
8/31/21	$15,507	$14,715
9/30/21	$15,032	$14,288
10/31/21	$15,531	$14,640
11/30/21	$14,814	$13,958
12/31/21	$15,499	$14,673
1/31/22	$15,255	$13,964
2/28/22	$14,723	$13,717
3/31/22	$14,566	$13,805
4/30/22	$13,737	$12,912
5/31/22	$13,973	$13,009
6/30/22	$12,839	$11,802
7/31/22	$13,414	$12,390
8/31/22	$12,612	$11,802
9/30/22	$11,426	$10,698
10/31/22	$12,097	$11,273
11/30/22	$13,650	$12,543
12/31/22	$13,308	$12,553
1/31/23	$14,407	$13,569
2/28/23	$14,065	$13,286
3/31/23	$14,569	$13,615
4/30/23	$14,885	$14,000
5/31/23	$14,497	$13,407
6/30/23	$15,137	$14,017
7/31/23	$15,552	$14,471
8/31/23	$14,966	$13,917
9/30/23	$14,506	$13,441
10/31/23	$14,065	$12,896
11/30/23	$15,272	$14,093
12/31/23	$16,025	$14,842
1/31/24	$15,959	$14,927
2/29/24	$16,344	$15,201
3/31/24	$16,852	$15,701
4/30/24	$16,466	$15,299
5/31/24	$17,312	$15,891
6/30/24	$17,002	$15,635
7/31/24	$17,566	$16,093
8/31/24	$18,186	$16,617
9/30/24	$18,365	$16,770
10/31/24	$17,481	$15,858
11/30/24	$17,491	$15,768
12/31/24	$17,006	$15,409
1/31/25	$17,708	$16,219
2/28/25	$18,421	$16,534
3/31/25	$18,570	$16,467
4/30/25	$19,379	$17,221
5/31/25	$20,273	$18,009
6/30/25	$20,677	$18,406
7/31/25	$20,379	$18,148

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	16.02%	12.03%	7.38%
MSCI EAFE Index (net)	12.77%	10.34%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 716,523,449
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,681,401
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Material Fund Change [Text Block]
C000228111
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P2
Trading Symbol	PWITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI EAFE Index (net)
3/31/23	$10,254	$10,265
4/30/23	$10,470	$10,554
5/31/23	$10,203	$10,108
6/30/23	$10,654	$10,568
7/31/23	$10,958	$10,910
8/31/23	$10,546	$10,492
9/30/23	$10,228	$10,133
10/31/23	$9,918	$9,722
11/30/23	$10,780	$10,625
12/31/23	$11,317	$11,189
1/31/24	$11,270	$11,254
2/29/24	$11,554	$11,460
3/31/24	$11,911	$11,837
4/30/24	$11,647	$11,534
5/31/24	$12,254	$11,980
6/30/24	$12,036	$11,787
7/31/24	$12,446	$12,133
8/31/24	$12,888	$12,527
9/30/24	$13,027	$12,643
10/31/24	$12,406	$11,955
11/30/24	$12,413	$11,887
12/31/24	$12,083	$11,617
1/31/25	$12,589	$12,228
2/28/25	$13,095	$12,465
3/31/25	$13,206	$12,414
4/30/25	$13,787	$12,983
5/31/25	$14,434	$13,577
6/30/25	$14,724	$13,876
7/31/25	$14,523	$13,681

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/28/23
Class P2	16.69%	17.27%
MSCI EAFE Index (net)	12.77%	14.32%

Performance Inception Date	Mar. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 716,523,449
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,681,401
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Material Fund Change [Text Block]
C000008170
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class A
Trading Symbol	PWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.45%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	MSCI Emerging Markets Index (net)
7/31/15	$9,448	$10,000
8/31/15	$8,624	$9,096
9/30/15	$8,384	$8,822
10/31/15	$8,888	$9,451
11/30/15	$8,600	$9,083
12/31/15	$8,379	$8,880
1/31/16	$7,921	$8,304
2/29/16	$7,801	$8,290
3/31/16	$8,708	$9,387
4/30/16	$8,724	$9,438
5/31/16	$8,459	$9,086
6/30/16	$8,812	$9,450
7/31/16	$9,157	$9,925
8/31/16	$9,278	$10,172
9/30/16	$9,358	$10,303
10/31/16	$9,358	$10,327
11/30/16	$8,868	$9,852
12/31/16	$8,863	$9,873
1/31/17	$9,292	$10,414
2/28/17	$9,575	$10,733
3/31/17	$9,843	$11,003
4/30/17	$10,053	$11,244
5/31/17	$10,336	$11,577
6/30/17	$10,458	$11,693
7/31/17	$10,984	$12,390
8/31/17	$11,178	$12,667
9/30/17	$11,146	$12,616
10/31/17	$11,380	$13,059
11/30/17	$11,397	$13,085
12/31/17	$11,857	$13,555
1/31/18	$12,699	$14,684
2/28/18	$12,127	$14,007
3/31/18	$11,988	$13,747
4/30/18	$11,841	$13,686
5/31/18	$11,465	$13,201
6/30/18	$10,967	$12,652
7/31/18	$11,122	$12,930
8/31/18	$10,844	$12,581
9/30/18	$10,705	$12,514
10/31/18	$9,798	$11,424
11/30/18	$10,199	$11,895
12/31/18	$9,885	$11,580
1/31/19	$10,724	$12,594
2/28/19	$10,766	$12,622
3/31/19	$10,899	$12,728
4/30/19	$11,106	$12,996
5/31/19	$10,408	$12,053
6/30/19	$10,990	$12,805
7/31/19	$10,799	$12,649
8/31/19	$10,433	$12,032
9/30/19	$10,566	$12,262
10/31/19	$11,031	$12,779
11/30/19	$11,031	$12,761
12/31/19	$11,736	$13,713
1/31/20	$11,175	$13,074
2/29/20	$10,647	$12,384
3/31/20	$8,670	$10,477
4/30/20	$9,600	$11,436
5/31/20	$9,776	$11,524
6/30/20	$10,530	$12,371
7/31/20	$11,552	$13,477
8/31/20	$11,845	$13,775
9/30/20	$11,594	$13,554
10/31/20	$11,870	$13,833
11/30/20	$12,993	$15,113
12/31/20	$14,058	$16,223
1/31/21	$14,269	$16,721
2/28/21	$14,709	$16,849
3/31/21	$14,506	$16,594
4/30/21	$14,836	$17,007
5/31/21	$15,157	$17,402
6/30/21	$15,216	$17,432
7/31/21	$14,261	$16,259
8/31/21	$14,726	$16,684
9/30/21	$14,016	$16,021
10/31/21	$14,227	$16,179
11/30/21	$13,492	$15,520
12/31/21	$13,784	$15,811
1/31/22	$13,680	$15,512
2/28/22	$13,085	$15,048
3/31/22	$12,821	$14,708
4/30/22	$11,820	$13,890
5/31/22	$11,961	$13,951
6/30/22	$11,357	$13,024
7/31/22	$11,338	$12,992
8/31/22	$11,291	$13,046
9/30/22	$10,139	$11,517
10/31/22	$9,847	$11,159
11/30/22	$11,433	$12,815
12/31/22	$11,135	$12,634
1/31/23	$12,293	$13,632
2/28/23	$11,424	$12,748
3/31/23	$11,781	$13,134
4/30/23	$11,511	$12,985
5/31/23	$11,366	$12,767
6/30/23	$11,974	$13,252
7/31/23	$12,601	$14,077
8/31/23	$11,887	$13,210
9/30/23	$11,444	$12,864
10/31/23	$10,923	$12,365
11/30/23	$11,868	$13,354
12/31/23	$12,254	$13,876
1/31/24	$11,649	$13,232
2/29/24	$12,147	$13,861
3/31/24	$12,333	$14,205
4/30/24	$12,323	$14,268
5/31/24	$12,577	$14,349
6/30/24	$12,733	$14,915
7/31/24	$12,645	$14,959
8/31/24	$12,879	$15,201
9/30/24	$13,934	$16,216
10/31/24	$13,319	$15,495
11/30/24	$12,889	$14,938
12/31/24	$12,743	$14,917
1/31/25	$12,969	$15,184
2/28/25	$12,979	$15,258
3/31/25	$13,206	$15,354
4/30/25	$13,275	$15,556
5/31/25	$13,984	$16,220
6/30/25	$14,743	$17,195
7/31/25	$14,940	$17,530

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.15%	5.28%	4.69%
Class A with Load	11.68%	4.10%	4.10%
MSCI Emerging Markets Index (net)	17.18%	5.40%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 460,170,773
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 2,951,271
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

Material Fund Change [Text Block]
C000008169
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P
Trading Symbol	PCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (net)
7/31/15	$10,000	$10,000
8/31/15	$9,135	$9,096
9/30/15	$8,883	$8,822
10/31/15	$9,421	$9,451
11/30/15	$9,110	$9,083
12/31/15	$8,878	$8,880
1/31/16	$8,402	$8,304
2/29/16	$8,275	$8,290
3/31/16	$9,234	$9,387
4/30/16	$9,259	$9,438
5/31/16	$8,971	$9,086
6/30/16	$9,344	$9,450
7/31/16	$9,718	$9,925
8/31/16	$9,845	$10,172
9/30/16	$9,930	$10,303
10/31/16	$9,930	$10,327
11/30/16	$9,421	$9,852
12/31/16	$9,413	$9,873
1/31/17	$9,868	$10,414
2/28/17	$10,177	$10,733
3/31/17	$10,460	$11,003
4/30/17	$10,684	$11,244
5/31/17	$10,984	$11,577
6/30/17	$11,121	$11,693
7/31/17	$11,679	$12,390
8/31/17	$11,893	$12,667
9/30/17	$11,859	$12,616
10/31/17	$12,117	$13,059
11/30/17	$12,134	$13,085
12/31/17	$12,626	$13,555
1/31/18	$13,520	$14,684
2/28/18	$12,913	$14,007
3/31/18	$12,774	$13,747
4/30/18	$12,617	$13,686
5/31/18	$12,227	$13,201
6/30/18	$11,688	$12,652
7/31/18	$11,862	$12,930
8/31/18	$11,558	$12,581
9/30/18	$11,419	$12,514
10/31/18	$10,446	$11,424
11/30/18	$10,881	$11,895
12/31/18	$10,551	$11,580
1/31/19	$11,453	$12,594
2/28/19	$11,489	$12,622
3/31/19	$11,639	$12,728
4/30/19	$11,860	$12,996
5/31/19	$11,126	$12,053
6/30/19	$11,745	$12,805
7/31/19	$11,542	$12,649
8/31/19	$11,153	$12,032
9/30/19	$11,294	$12,262
10/31/19	$11,798	$12,779
11/30/19	$11,798	$12,761
12/31/19	$12,557	$13,713
1/31/20	$11,958	$13,074
2/29/20	$11,395	$12,384
3/31/20	$9,277	$10,477
4/30/20	$10,278	$11,436
5/31/20	$10,466	$11,524
6/30/20	$11,279	$12,371
7/31/20	$12,378	$13,477
8/31/20	$12,691	$13,775
9/30/20	$12,432	$13,554
10/31/20	$12,727	$13,833
11/30/20	$13,933	$15,113
12/31/20	$15,084	$16,223
1/31/21	$15,310	$16,721
2/28/21	$15,789	$16,849
3/31/21	$15,563	$16,594
4/30/21	$15,933	$17,007
5/31/21	$16,268	$17,402
6/30/21	$16,340	$17,432
7/31/21	$15,319	$16,259
8/31/21	$15,816	$16,684
9/30/21	$15,066	$16,021
10/31/21	$15,300	$16,179
11/30/21	$14,505	$15,520
12/31/21	$14,822	$15,811
1/31/22	$14,721	$15,512
2/28/22	$14,073	$15,048
3/31/22	$13,790	$14,708
4/30/22	$12,718	$13,890
5/31/22	$12,880	$13,951
6/30/22	$12,222	$13,024
7/31/22	$12,212	$12,992
8/31/22	$12,161	$13,046
9/30/22	$10,927	$11,517
10/31/22	$10,613	$11,159
11/30/22	$12,323	$12,815
12/31/22	$12,010	$12,634
1/31/23	$13,255	$13,632
2/28/23	$12,321	$12,748
3/31/23	$12,705	$13,134
4/30/23	$12,415	$12,985
5/31/23	$12,270	$12,767
6/30/23	$12,923	$13,252
7/31/23	$13,608	$14,077
8/31/23	$12,840	$13,210
9/30/23	$12,363	$12,864
10/31/23	$11,793	$12,365
11/30/23	$12,830	$13,354
12/31/23	$13,249	$13,876
1/31/24	$12,586	$13,232
2/29/24	$13,134	$13,861
3/31/24	$13,334	$14,205
4/30/24	$13,334	$14,268
5/31/24	$13,607	$14,349
6/30/24	$13,776	$14,915
7/31/24	$13,681	$14,959
8/31/24	$13,944	$15,201
9/30/24	$15,091	$16,216
10/31/24	$14,428	$15,495
11/30/24	$13,965	$14,938
12/31/24	$13,801	$14,917
1/31/25	$14,057	$15,184
2/28/25	$14,067	$15,258
3/31/25	$14,323	$15,354
4/30/25	$14,397	$15,556
5/31/25	$15,164	$16,220
6/30/25	$15,995	$17,195
7/31/25	$16,218	$17,530

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	18.55%	5.55%	4.95%
MSCI Emerging Markets Index (net)	17.18%	5.40%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 460,170,773
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 2,951,271
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

Material Fund Change [Text Block]
C000228112
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P2
Trading Symbol	PWETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI Emerging Markets Index (net)
3/17/23	$10,000	$10,000
3/31/23	$10,506	$10,422
4/30/23	$10,283	$10,304
5/31/23	$10,154	$10,130
6/30/23	$10,703	$10,515
7/31/23	$11,269	$11,170
8/31/23	$10,635	$10,482
9/30/23	$10,249	$10,208
10/31/23	$9,777	$9,811
11/30/23	$10,635	$10,596
12/31/23	$10,987	$11,010
1/31/24	$10,449	$10,499
2/29/24	$10,892	$10,999
3/31/24	$11,066	$11,271
4/30/24	$11,066	$11,322
5/31/24	$11,291	$11,385
6/30/24	$11,439	$11,835
7/31/24	$11,370	$11,870
8/31/24	$11,587	$12,061
9/30/24	$12,542	$12,867
10/31/24	$11,995	$12,295
11/30/24	$11,604	$11,853
12/31/24	$11,483	$11,837
1/31/25	$11,693	$12,048
2/28/25	$11,710	$12,106
3/31/25	$11,920	$12,183
4/30/25	$11,990	$12,343
5/31/25	$12,628	$12,870
6/30/25	$13,327	$13,644
7/31/25	$13,510	$13,910

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/17/23
Class P2	18.83%	13.52%
MSCI Emerging Markets Index (net)	17.18%	14.92%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 460,170,773
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 2,951,271
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

The annual operating expenses for Class P2 of the Fund declined from 0.93% for the fiscal year ended July 31, 2024 to 0.89 % for the fiscal year ended July 31, 2025. The notable increase in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 diluted the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

Material Fund Change Expenses [Text Block]

The annual operating expenses for Class P2 of the Fund declined from 0.93% for the fiscal year ended July 31, 2024 to 0.89 % for the fiscal year ended July 31, 2025. The notable increase in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 diluted the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.
C000016586
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class A
Trading Symbol	PREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.45%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within residential real estate investment trusts (REITs) contributed the most to performance.

• An overweight to ex-ante beta from the Barra Risk Model was beneficial during the period.

• Individually, overweighting Charter Hall Group and Ventas Inc. and not owning Public Storage contributed to relative performance.

What didn't work:

• Stock selection in real estate management & development detracted the most from performance, followed by industrial REITs and retail REITs.

• An underweight allocation to real estate management & development and health care REITS detracted from performance.

• On an individual security basis, not owning Welltower Inc., being underweight Simon Property Group Inc., and being overweight Rexford Industrial Realty detracted. The Fund continued to hold Simon Property Group Inc. and Rexford Industrial Realty subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/15	$9,447	$10,000	$10,000
8/31/15	$8,881	$9,411	$9,338
9/30/15	$8,868	$9,527	$8,994
10/31/15	$9,421	$10,073	$9,707
11/30/15	$9,107	$9,855	$9,658
12/31/15	$9,150	$9,947	$9,488
1/31/16	$8,594	$9,523	$8,921
2/29/16	$8,569	$9,570	$8,854
3/31/16	$9,460	$10,487	$9,455
4/30/16	$9,525	$10,483	$9,605
5/31/16	$9,473	$10,486	$9,659
6/30/16	$9,835	$10,880	$9,551
7/31/16	$10,378	$11,430	$9,954
8/31/16	$10,313	$11,138	$9,962
9/30/16	$10,184	$11,038	$10,015
10/31/16	$9,615	$10,414	$9,821
11/30/16	$9,447	$10,133	$9,963
12/31/16	$9,702	$10,442	$10,201
1/31/17	$9,823	$10,502	$10,447
2/28/17	$10,052	$10,836	$10,737
3/31/17	$9,971	$10,682	$10,852
4/30/17	$10,173	$10,805	$11,012
5/31/17	$10,146	$10,907	$11,245
6/30/17	$10,227	$11,003	$11,288
7/31/17	$10,362	$11,209	$11,559
8/31/17	$10,335	$11,231	$11,575
9/30/17	$10,321	$11,206	$11,835
10/31/17	$10,294	$11,156	$12,058
11/30/17	$10,483	$11,472	$12,320
12/31/17	$10,711	$11,635	$12,486
1/31/18	$10,697	$11,638	$13,145
2/28/18	$9,856	$10,865	$12,601
3/31/18	$10,206	$11,134	$12,326
4/30/18	$10,445	$11,360	$12,468
5/31/18	$10,515	$11,559	$12,546
6/30/18	$10,711	$11,741	$12,540
7/31/18	$10,725	$11,845	$12,932
8/31/18	$10,739	$11,966	$13,092
9/30/18	$10,487	$11,723	$13,165
10/31/18	$10,080	$11,293	$12,198
11/30/18	$10,431	$11,719	$12,336
12/31/18	$9,806	$11,083	$11,398
1/31/19	$10,878	$12,292	$12,285
2/28/19	$10,921	$12,281	$12,655
3/31/19	$11,298	$12,730	$12,821
4/30/19	$11,139	$12,568	$13,276
5/31/19	$11,095	$12,542	$12,510
6/30/19	$11,269	$12,756	$13,334
7/31/19	$11,211	$12,807	$13,400
8/31/19	$11,443	$13,055	$13,126
9/30/19	$11,674	$13,377	$13,405
10/31/19	$11,950	$13,715	$13,746
11/30/19	$11,761	$13,555	$14,129
12/31/19	$11,810	$13,639	$14,552
1/31/20	$11,764	$13,759	$14,464
2/29/20	$10,762	$12,631	$13,241
3/31/20	$8,425	$9,775	$11,489
4/30/20	$8,911	$10,471	$12,744
5/31/20	$8,986	$10,501	$13,360
6/30/20	$9,123	$10,784	$13,713
7/31/20	$9,305	$11,092	$14,369
8/31/20	$9,563	$11,378	$15,329
9/30/20	$9,199	$11,035	$14,800
10/31/20	$8,880	$10,672	$14,346
11/30/20	$10,140	$12,084	$16,181
12/31/20	$10,483	$12,523	$16,867
1/31/21	$10,358	$12,426	$16,699
2/28/21	$11,136	$12,905	$17,127
3/31/21	$11,509	$13,289	$17,697
4/30/21	$12,256	$14,151	$18,520
5/31/21	$12,520	$14,411	$18,787
6/30/21	$12,598	$14,541	$19,067
7/31/21	$13,095	$15,104	$19,409
8/31/21	$13,158	$15,308	$19,892
9/30/21	$12,411	$14,435	$19,066
10/31/21	$13,080	$15,301	$20,146
11/30/21	$12,955	$14,967	$19,704
12/31/21	$13,906	$15,932	$20,546
1/31/22	$12,817	$15,020	$19,459
2/28/22	$12,449	$14,655	$18,967
3/31/22	$12,865	$15,331	$19,488
4/30/22	$12,353	$14,497	$17,869
5/31/22	$11,809	$13,877	$17,882
6/30/22	$10,753	$12,689	$16,333
7/31/22	$11,617	$13,703	$17,630
8/31/22	$10,785	$12,821	$16,893
9/30/22	$9,361	$11,244	$15,323
10/31/22	$9,649	$11,584	$16,423
11/30/22	$10,433	$12,369	$17,565
12/31/22	$10,035	$12,043	$16,819
1/31/23	$11,001	$13,129	$18,009
2/28/23	$10,437	$12,555	$17,576
3/31/23	$10,260	$12,168	$18,119
4/30/23	$10,437	$12,404	$18,437
5/31/23	$9,954	$11,857	$18,253
6/30/23	$10,308	$12,234	$19,357
7/31/23	$10,614	$12,701	$20,007
8/31/23	$10,276	$12,282	$19,529
9/30/23	$9,568	$11,550	$18,687
10/31/23	$9,100	$11,001	$18,144
11/30/23	$10,196	$12,176	$19,845
12/31/23	$11,133	$13,350	$20,820
1/31/24	$10,644	$12,818	$21,070
2/29/24	$10,726	$12,748	$21,963
3/31/24	$11,084	$13,210	$22,669
4/30/24	$10,220	$12,428	$21,827
5/31/24	$10,644	$12,860	$22,801
6/30/24	$10,644	$12,927	$23,265
7/31/24	$11,247	$13,713	$23,675
8/31/24	$11,752	$14,579	$24,301
9/30/24	$12,078	$15,038	$24,746
10/31/24	$11,443	$14,283	$24,255
11/30/24	$11,671	$14,630	$25,368
12/31/24	$10,782	$13,617	$24,707
1/31/25	$10,848	$13,859	$25,579
2/28/25	$11,014	$14,174	$25,395
3/31/25	$10,682	$13,869	$24,264
4/30/25	$10,732	$14,008	$24,480
5/31/25	$11,030	$14,373	$25,929
6/30/25	$11,097	$14,524	$27,048
7/31/25	$10,815	$14,360	$27,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(3.84%)	3.05%	1.36%
Class A with Load	(9.11%)	1.88%	0.79%
FTSE EPRA/NAREIT Developed Index	4.72%	5.30%	3.68%
MSCI World Index (net)	15.72%	13.78%	10.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 53,004,486
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 89,181
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$53,004,486
# of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$89,181

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
Hong Kong	2.7%
United Kingdom	7.5%
Japan	7.6%
Australia	8.8%
United States	70.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	6.7%
Equinix, Inc.	5.0
Goodman Group	4.4
Digital Realty Trust, Inc.	4.2
Ventas, Inc.	3.4

Material Fund Change [Text Block]
C000016590
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class P
Trading Symbol	PREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within residential real estate investment trusts (REITs) contributed the most to performance.

• An overweight to ex-ante beta from the Barra Risk Model was beneficial during the period.

• Individually, overweighting Charter Hall Group and Ventas Inc. and not owning Public Storage contributed to relative performance.

What didn't work:

• Stock selection in real estate management & development detracted the most from performance, followed by industrial REITs and retail REITs.

• An underweight allocation to real estate management & development and health care REITS detracted from performance.

• On an individual security basis, not owning Welltower Inc., being underweight Simon Property Group Inc., and being overweight Rexford Industrial Realty detracted. The Fund continued to hold Simon Property Group Inc. and Rexford Industrial Realty subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,409	$9,411	$9,338
9/30/15	$9,396	$9,527	$8,994
10/31/15	$9,986	$10,073	$9,707
11/30/15	$9,657	$9,855	$9,658
12/31/15	$9,693	$9,947	$9,488
1/31/16	$9,112	$9,523	$8,921
2/29/16	$9,083	$9,570	$8,854
3/31/16	$10,034	$10,487	$9,455
4/30/16	$10,105	$10,483	$9,605
5/31/16	$10,048	$10,486	$9,659
6/30/16	$10,446	$10,880	$9,551
7/31/16	$11,013	$11,430	$9,954
8/31/16	$10,942	$11,138	$9,962
9/30/16	$10,800	$11,038	$10,015
10/31/16	$10,219	$10,414	$9,821
11/30/16	$10,034	$10,133	$9,963
12/31/16	$10,306	$10,442	$10,201
1/31/17	$10,440	$10,502	$10,447
2/28/17	$10,692	$10,836	$10,737
3/31/17	$10,603	$10,682	$10,852
4/30/17	$10,826	$10,805	$11,012
5/31/17	$10,781	$10,907	$11,245
6/30/17	$10,885	$11,003	$11,288
7/31/17	$11,034	$11,209	$11,559
8/31/17	$11,004	$11,231	$11,575
9/30/17	$10,974	$11,206	$11,835
10/31/17	$10,960	$11,156	$12,058
11/30/17	$11,153	$11,472	$12,320
12/31/17	$11,409	$11,635	$12,486
1/31/18	$11,393	$11,638	$13,145
2/28/18	$10,509	$10,865	$12,601
3/31/18	$10,881	$11,134	$12,326
4/30/18	$11,130	$11,360	$12,468
5/31/18	$11,223	$11,559	$12,546
6/30/18	$11,425	$11,741	$12,540
7/31/18	$11,440	$11,845	$12,932
8/31/18	$11,456	$11,966	$13,092
9/30/18	$11,176	$11,723	$13,165
10/31/18	$10,757	$11,293	$12,198
11/30/18	$11,130	$11,719	$12,336
12/31/18	$10,474	$11,083	$11,398
1/31/19	$11,616	$12,292	$12,285
2/28/19	$11,665	$12,281	$12,655
3/31/19	$12,067	$12,730	$12,821
4/30/19	$11,906	$12,568	$13,276
5/31/19	$11,858	$12,542	$12,510
6/30/19	$12,051	$12,756	$13,334
7/31/19	$12,003	$12,807	$13,400
8/31/19	$12,244	$13,055	$13,126
9/30/19	$12,485	$13,377	$13,405
10/31/19	$12,791	$13,715	$13,746
11/30/19	$12,582	$13,555	$14,129
12/31/19	$12,640	$13,639	$14,552
1/31/20	$12,589	$13,759	$14,464
2/29/20	$11,539	$12,631	$13,241
3/31/20	$9,014	$9,775	$11,489
4/30/20	$9,539	$10,471	$12,744
5/31/20	$9,641	$10,501	$13,360
6/30/20	$9,777	$10,784	$13,713
7/31/20	$9,980	$11,092	$14,369
8/31/20	$10,268	$11,378	$15,329
9/30/20	$9,861	$11,035	$14,800
10/31/20	$9,539	$10,672	$14,346
11/30/20	$10,878	$12,084	$16,181
12/31/20	$11,255	$12,523	$16,867
1/31/21	$11,133	$12,426	$16,699
2/28/21	$11,951	$12,905	$17,127
3/31/21	$12,370	$13,289	$17,697
4/30/21	$13,171	$14,151	$18,520
5/31/21	$13,467	$14,411	$18,787
6/30/21	$13,537	$14,541	$19,067
7/31/21	$14,077	$15,104	$19,409
8/31/21	$14,147	$15,308	$19,892
9/30/21	$13,345	$14,435	$19,066
10/31/21	$14,077	$15,301	$20,146
11/30/21	$13,937	$14,967	$19,704
12/31/21	$14,969	$15,932	$20,546
1/31/22	$13,800	$15,020	$19,459
2/28/22	$13,404	$14,655	$18,967
3/31/22	$13,854	$15,331	$19,488
4/30/22	$13,296	$14,497	$17,869
5/31/22	$12,720	$13,877	$17,882
6/30/22	$11,587	$12,689	$16,333
7/31/22	$12,523	$13,703	$17,630
8/31/22	$11,623	$12,821	$16,893
9/30/22	$10,094	$11,244	$15,323
10/31/22	$10,399	$11,584	$16,423
11/30/22	$11,245	$12,369	$17,565
12/31/22	$10,846	$12,043	$16,819
1/31/23	$11,884	$13,129	$18,009
2/28/23	$11,283	$12,555	$17,576
3/31/23	$11,065	$12,168	$18,119
4/30/23	$11,265	$12,404	$18,437
5/31/23	$10,737	$11,857	$18,253
6/30/23	$11,119	$12,234	$19,357
7/31/23	$11,465	$12,701	$20,007
8/31/23	$11,083	$12,282	$19,529
9/30/23	$10,337	$11,550	$18,687
10/31/23	$9,827	$11,001	$18,144
11/30/23	$11,010	$12,176	$19,845
12/31/23	$12,032	$13,350	$20,820
1/31/24	$11,515	$12,818	$21,070
2/29/24	$11,589	$12,748	$21,963
3/31/24	$11,977	$13,210	$22,669
4/30/24	$11,053	$12,428	$21,827
5/31/24	$11,515	$12,860	$22,801
6/30/24	$11,515	$12,927	$23,265
7/31/24	$12,180	$13,713	$23,675
8/31/24	$12,735	$14,579	$24,301
9/30/24	$13,086	$15,038	$24,746
10/31/24	$12,384	$14,283	$24,255
11/30/24	$12,642	$14,630	$25,368
12/31/24	$11,684	$13,617	$24,707
1/31/25	$11,759	$13,859	$25,579
2/28/25	$11,948	$14,174	$25,395
3/31/25	$11,571	$13,869	$24,264
4/30/25	$11,627	$14,008	$24,480
5/31/25	$11,966	$14,373	$25,929
6/30/25	$12,042	$14,524	$27,048
7/31/25	$11,740	$14,360	$27,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	(3.61%)	3.30%	1.62%
FTSE EPRA/NAREIT Developed Index	4.72%	5.30%	3.68%
MSCI World Index (net)	15.72%	13.78%	10.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 53,004,486
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 89,181
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$53,004,486
# of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$89,181

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Value	Value
Hong Kong	2.7%
United Kingdom	7.5%
Japan	7.6%
Australia	8.8%
United States	70.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	6.7%
Equinix, Inc.	5.0
Goodman Group	4.4
Digital Realty Trust, Inc.	4.2
Ventas, Inc.	3.4

Material Fund Change [Text Block]
C000016591
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class A
Trading Symbol	PASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.83%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/15	$9,447	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,302	$9,338	$10,000	$9,800	$10,012
9/30/15	$9,243	$8,994	$10,001	$9,622	$10,063
10/31/15	$9,328	$9,707	$10,001	$9,704	$10,084
11/30/15	$9,336	$9,658	$10,001	$9,733	$9,917
12/31/15	$9,232	$9,488	$10,002	$9,692	$9,970
1/31/16	$9,127	$8,921	$10,003	$9,434	$10,056
2/29/16	$9,093	$8,854	$10,005	$9,321	$10,280
3/31/16	$9,119	$9,455	$10,007	$9,389	$10,558
4/30/16	$9,075	$9,605	$10,010	$9,438	$10,698
5/31/16	$9,093	$9,659	$10,012	$9,486	$10,555
6/30/16	$9,032	$9,551	$10,014	$9,442	$10,863
7/31/16	$9,119	$9,954	$10,016	$9,584	$10,945
8/31/16	$9,093	$9,962	$10,018	$9,626	$10,892
9/30/16	$9,066	$10,015	$10,021	$9,658	$10,952
10/31/16	$9,040	$9,821	$10,023	$9,631	$10,648
11/30/16	$9,032	$9,963	$10,026	$9,655	$10,225
12/31/16	$9,145	$10,201	$10,029	$9,741	$10,178
1/31/17	$9,171	$10,447	$10,033	$9,840	$10,292
2/28/17	$9,301	$10,737	$10,037	$9,929	$10,341
3/31/17	$9,292	$10,852	$10,041	$9,974	$10,357
4/30/17	$9,319	$11,012	$10,046	$10,024	$10,474
5/31/17	$9,319	$11,245	$10,052	$10,057	$10,636
6/30/17	$9,284	$11,288	$10,059	$10,054	$10,626
7/31/17	$9,319	$11,559	$10,067	$10,157	$10,805
8/31/17	$9,292	$11,575	$10,076	$10,241	$10,912
9/30/17	$9,353	$11,835	$10,085	$10,286	$10,814
10/31/17	$9,440	$12,058	$10,094	$10,405	$10,773
11/30/17	$9,501	$12,320	$10,103	$10,403	$10,892
12/31/17	$9,484	$12,486	$10,113	$10,499	$10,930
1/31/18	$9,684	$13,145	$10,124	$10,744	$11,060
2/28/18	$9,518	$12,601	$10,135	$10,579	$10,962
3/31/18	$9,423	$12,326	$10,148	$10,527	$11,079
4/30/18	$9,458	$12,468	$10,162	$10,548	$10,902
5/31/18	$9,371	$12,546	$10,177	$10,624	$10,819
6/30/18	$9,319	$12,540	$10,193	$10,575	$10,771
7/31/18	$9,432	$12,932	$10,209	$10,597	$10,753
8/31/18	$9,432	$13,092	$10,226	$10,621	$10,764
9/30/18	$9,414	$13,165	$10,244	$10,600	$10,671
10/31/18	$9,197	$12,198	$10,262	$10,291	$10,552
11/30/18	$9,232	$12,336	$10,281	$10,245	$10,585
12/31/18	$8,970	$11,398	$10,302	$10,077	$10,799
1/31/19	$9,248	$12,285	$10,323	$10,335	$10,963
2/28/19	$9,283	$12,655	$10,342	$10,445	$10,900
3/31/19	$9,310	$12,821	$10,363	$10,540	$11,037
4/30/19	$9,400	$13,276	$10,384	$10,635	$11,004
5/31/19	$9,283	$12,510	$10,406	$10,533	$11,153
6/30/19	$9,427	$13,334	$10,427	$10,697	$11,400
7/31/19	$9,480	$13,400	$10,448	$10,726	$11,369
8/31/19	$9,489	$13,126	$10,467	$10,643	$11,600
9/30/19	$9,489	$13,405	$10,485	$10,595	$11,482
10/31/19	$9,507	$13,746	$10,503	$10,649	$11,558
11/30/19	$9,480	$14,129	$10,519	$10,747	$11,471
12/31/19	$9,516	$14,552	$10,534	$10,922	$11,538
1/31/20	$9,596	$14,464	$10,548	$10,953	$11,685
2/29/20	$9,427	$13,241	$10,561	$10,785	$11,764
3/31/20	$9,122	$11,489	$10,575	$9,962	$11,500
4/30/20	$9,382	$12,744	$10,583	$10,301	$11,726
5/31/20	$9,534	$13,360	$10,588	$10,537	$11,777
6/30/20	$9,588	$13,713	$10,589	$10,744	$11,882
7/31/20	$9,883	$14,369	$10,590	$10,986	$12,261
8/31/20	$9,999	$15,329	$10,591	$11,221	$12,242
9/30/20	$9,954	$14,800	$10,592	$11,202	$12,198
10/31/20	$9,945	$14,346	$10,593	$11,237	$12,210
11/30/20	$10,249	$16,181	$10,594	$11,677	$12,432
12/31/20	$10,417	$16,867	$10,595	$12,110	$12,599
1/31/21	$10,323	$16,699	$10,596	$12,030	$12,488
2/28/21	$10,483	$17,127	$10,596	$12,370	$12,273
3/31/21	$10,520	$17,697	$10,597	$12,355	$12,037
4/30/21	$10,708	$18,520	$10,597	$12,619	$12,189
5/31/21	$10,736	$18,787	$10,597	$12,640	$12,303
6/30/21	$10,642	$19,067	$10,598	$12,710	$12,195
7/31/21	$10,595	$19,409	$10,598	$12,629	$12,357
8/31/21	$10,642	$19,892	$10,598	$12,786	$12,306
9/30/21	$10,548	$19,066	$10,598	$12,804	$12,087
10/31/21	$10,586	$20,146	$10,599	$13,005	$12,058
11/30/21	$10,445	$19,704	$10,599	$12,814	$12,022
12/31/21	$10,691	$20,546	$10,600	$12,858	$12,006
1/31/22	$10,541	$19,459	$10,600	$12,530	$11,760
2/28/22	$10,441	$18,967	$10,601	$12,456	$11,620
3/31/22	$10,521	$19,488	$10,603	$12,504	$11,266
4/30/22	$10,551	$17,869	$10,606	$12,353	$10,649
5/31/22	$10,591	$17,882	$10,611	$12,172	$10,678
6/30/22	$10,371	$16,333	$10,618	$12,011	$10,335
7/31/22	$10,471	$17,630	$10,629	$12,102	$10,555
8/31/22	$10,471	$16,893	$10,645	$12,168	$10,138
9/30/22	$10,321	$15,323	$10,666	$11,969	$9,618
10/31/22	$10,561	$16,423	$10,692	$12,020	$9,551
11/30/22	$10,681	$17,565	$10,723	$12,133	$10,001
12/31/22	$10,715	$16,819	$10,759	$12,175	$10,055
1/31/23	$10,807	$18,009	$10,799	$12,420	$10,385
2/28/23	$10,766	$17,576	$10,836	$12,352	$10,040
3/31/23	$10,653	$18,119	$10,880	$12,267	$10,357
4/30/23	$10,653	$18,437	$10,923	$12,301	$10,403
5/31/23	$10,551	$18,253	$10,969	$12,309	$10,200
6/30/23	$10,694	$19,357	$11,016	$12,454	$10,199
7/31/23	$10,786	$20,007	$11,066	$12,592	$10,269
8/31/23	$10,786	$19,529	$11,117	$12,574	$10,129
9/30/23	$10,786	$18,687	$11,168	$12,521	$9,833
10/31/23	$10,705	$18,144	$11,220	$12,385	$9,716
11/30/23	$10,960	$19,845	$11,272	$12,648	$10,205
12/31/23	$11,248	$20,820	$11,325	$12,915	$10,630
1/31/24	$11,248	$21,070	$11,377	$13,009	$10,483
2/29/24	$11,470	$21,963	$11,427	$13,236	$10,351
3/31/24	$11,703	$22,669	$11,480	$13,455	$10,408
4/30/24	$11,566	$21,827	$11,531	$13,395	$10,146
5/31/24	$11,703	$22,801	$11,585	$13,502	$10,278
6/30/24	$11,650	$23,265	$11,637	$13,542	$10,293
7/31/24	$11,778	$23,675	$11,691	$13,608	$10,577
8/31/24	$11,852	$24,301	$11,745	$13,667	$10,828
9/30/24	$11,979	$24,746	$11,797	$13,811	$11,012
10/31/24	$11,894	$24,255	$11,848	$13,835	$10,643
11/30/24	$12,159	$25,368	$11,895	$14,087	$10,679
12/31/24	$11,987	$24,707	$11,941	$14,097	$10,450
1/31/25	$12,102	$25,579	$11,987	$14,286	$10,510
2/28/25	$12,182	$25,395	$12,028	$14,210	$10,660
3/31/25	$12,090	$24,264	$12,073	$14,044	$10,725
4/30/25	$12,170	$24,480	$12,116	$14,067	$11,041
5/31/25	$12,296	$25,929	$12,161	$14,259	$11,001
6/30/25	$12,422	$27,048	$12,205	$14,493	$11,210
7/31/25	$12,491	$27,396	$12,250	$14,605	$11,043

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.05%	4.80%	2.83%
Class A with Load	0.19%	3.62%	2.25%
MSCI World Index (net)	15.72%	13.78%	10.60%
FTSE Three-Month US Treasury Bill Index	4.78%	2.96%	2.05%
HFRI Fund of Funds Composite Index	7.33%	5.86%	3.86%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 277,843,211
Holdings Count | Holding	2,369
Advisory Fees Paid, Amount	$ 2,128,101
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.
C000016595
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P
Trading Symbol	PASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,847	$9,338	$10,000	$9,800	$10,012
9/30/15	$9,793	$8,994	$10,001	$9,622	$10,063
10/31/15	$9,883	$9,707	$10,001	$9,704	$10,084
11/30/15	$9,892	$9,658	$10,001	$9,733	$9,917
12/31/15	$9,790	$9,488	$10,002	$9,692	$9,970
1/31/16	$9,678	$8,921	$10,003	$9,434	$10,056
2/29/16	$9,640	$8,854	$10,005	$9,321	$10,280
3/31/16	$9,678	$9,455	$10,007	$9,389	$10,558
4/30/16	$9,631	$9,605	$10,010	$9,438	$10,698
5/31/16	$9,650	$9,659	$10,012	$9,486	$10,555
6/30/16	$9,584	$9,551	$10,014	$9,442	$10,863
7/31/16	$9,687	$9,954	$10,016	$9,584	$10,945
8/31/16	$9,659	$9,962	$10,018	$9,626	$10,892
9/30/16	$9,631	$10,015	$10,021	$9,658	$10,952
10/31/16	$9,603	$9,821	$10,023	$9,631	$10,648
11/30/16	$9,594	$9,963	$10,026	$9,655	$10,225
12/31/16	$9,715	$10,201	$10,029	$9,741	$10,178
1/31/17	$9,752	$10,447	$10,033	$9,840	$10,292
2/28/17	$9,883	$10,737	$10,037	$9,929	$10,341
3/31/17	$9,874	$10,852	$10,041	$9,974	$10,357
4/30/17	$9,911	$11,012	$10,046	$10,024	$10,474
5/31/17	$9,911	$11,245	$10,052	$10,057	$10,636
6/30/17	$9,874	$11,288	$10,059	$10,054	$10,626
7/31/17	$9,920	$11,559	$10,067	$10,157	$10,805
8/31/17	$9,892	$11,575	$10,076	$10,241	$10,912
9/30/17	$9,958	$11,835	$10,085	$10,286	$10,814
10/31/17	$10,051	$12,058	$10,094	$10,405	$10,773
11/30/17	$10,116	$12,320	$10,103	$10,403	$10,892
12/31/17	$10,107	$12,486	$10,113	$10,499	$10,930
1/31/18	$10,321	$13,145	$10,124	$10,744	$11,060
2/28/18	$10,144	$12,601	$10,135	$10,579	$10,962
3/31/18	$10,042	$12,326	$10,148	$10,527	$11,079
4/30/18	$10,079	$12,468	$10,162	$10,548	$10,902
5/31/18	$9,995	$12,546	$10,177	$10,624	$10,819
6/30/18	$9,939	$12,540	$10,193	$10,575	$10,771
7/31/18	$10,051	$12,932	$10,209	$10,597	$10,753
8/31/18	$10,060	$13,092	$10,226	$10,621	$10,764
9/30/18	$10,042	$13,165	$10,244	$10,600	$10,671
10/31/18	$9,818	$12,198	$10,262	$10,291	$10,552
11/30/18	$9,855	$12,336	$10,281	$10,245	$10,585
12/31/18	$9,574	$11,398	$10,302	$10,077	$10,799
1/31/19	$9,882	$12,285	$10,323	$10,335	$10,963
2/28/19	$9,911	$12,655	$10,342	$10,445	$10,900
3/31/19	$9,949	$12,821	$10,363	$10,540	$11,037
4/30/19	$10,045	$13,276	$10,384	$10,635	$11,004
5/31/19	$9,920	$12,510	$10,406	$10,533	$11,153
6/30/19	$10,074	$13,334	$10,427	$10,697	$11,400
7/31/19	$10,141	$13,400	$10,448	$10,726	$11,369
8/31/19	$10,151	$13,126	$10,467	$10,643	$11,600
9/30/19	$10,151	$13,405	$10,485	$10,595	$11,482
10/31/19	$10,170	$13,746	$10,503	$10,649	$11,558
11/30/19	$10,141	$14,129	$10,519	$10,747	$11,471
12/31/19	$10,189	$14,552	$10,534	$10,922	$11,538
1/31/20	$10,276	$14,464	$10,548	$10,953	$11,685
2/29/20	$10,093	$13,241	$10,561	$10,785	$11,764
3/31/20	$9,775	$11,489	$10,575	$9,962	$11,500
4/30/20	$10,045	$12,744	$10,583	$10,301	$11,726
5/31/20	$10,218	$13,360	$10,588	$10,537	$11,777
6/30/20	$10,276	$13,713	$10,589	$10,744	$11,882
7/31/20	$10,593	$14,369	$10,590	$10,986	$12,261
8/31/20	$10,718	$15,329	$10,591	$11,221	$12,242
9/30/20	$10,680	$14,800	$10,592	$11,202	$12,198
10/31/20	$10,670	$14,346	$10,593	$11,237	$12,210
11/30/20	$10,997	$16,181	$10,594	$11,677	$12,432
12/31/20	$11,178	$16,867	$10,595	$12,110	$12,599
1/31/21	$11,077	$16,699	$10,596	$12,030	$12,488
2/28/21	$11,249	$17,127	$10,596	$12,370	$12,273
3/31/21	$11,299	$17,697	$10,597	$12,355	$12,037
4/30/21	$11,501	$18,520	$10,597	$12,619	$12,189
5/31/21	$11,532	$18,787	$10,597	$12,640	$12,303
6/30/21	$11,431	$19,067	$10,598	$12,710	$12,195
7/31/21	$11,390	$19,409	$10,598	$12,629	$12,357
8/31/21	$11,431	$19,892	$10,598	$12,786	$12,306
9/30/21	$11,340	$19,066	$10,598	$12,804	$12,087
10/31/21	$11,390	$20,146	$10,599	$13,005	$12,058
11/30/21	$11,228	$19,704	$10,599	$12,814	$12,022
12/31/21	$11,504	$20,546	$10,600	$12,858	$12,006
1/31/22	$11,342	$19,459	$10,600	$12,530	$11,760
2/28/22	$11,245	$18,967	$10,601	$12,456	$11,620
3/31/22	$11,321	$19,488	$10,603	$12,504	$11,266
4/30/22	$11,353	$17,869	$10,606	$12,353	$10,649
5/31/22	$11,407	$17,882	$10,611	$12,172	$10,678
6/30/22	$11,170	$16,333	$10,618	$12,011	$10,335
7/31/22	$11,288	$17,630	$10,629	$12,102	$10,555
8/31/22	$11,288	$16,893	$10,645	$12,168	$10,138
9/30/22	$11,116	$15,323	$10,666	$11,969	$9,618
10/31/22	$11,385	$16,423	$10,692	$12,020	$9,551
11/30/22	$11,515	$17,565	$10,723	$12,133	$10,001
12/31/22	$11,562	$16,819	$10,759	$12,175	$10,055
1/31/23	$11,651	$18,009	$10,799	$12,420	$10,385
2/28/23	$11,617	$17,576	$10,836	$12,352	$10,040
3/31/23	$11,496	$18,119	$10,880	$12,267	$10,357
4/30/23	$11,496	$18,437	$10,923	$12,301	$10,403
5/31/23	$11,397	$18,253	$10,969	$12,309	$10,200
6/30/23	$11,551	$19,357	$11,016	$12,454	$10,199
7/31/23	$11,651	$20,007	$11,066	$12,592	$10,269
8/31/23	$11,651	$19,529	$11,117	$12,574	$10,129
9/30/23	$11,662	$18,687	$11,168	$12,521	$9,833
10/31/23	$11,562	$18,144	$11,220	$12,385	$9,716
11/30/23	$11,849	$19,845	$11,272	$12,648	$10,205
12/31/23	$12,158	$20,820	$11,325	$12,915	$10,630
1/31/24	$12,158	$21,070	$11,377	$13,009	$10,483
2/29/24	$12,410	$21,963	$11,427	$13,236	$10,351
3/31/24	$12,662	$22,669	$11,480	$13,455	$10,408
4/30/24	$12,513	$21,827	$11,531	$13,395	$10,146
5/31/24	$12,674	$22,801	$11,585	$13,502	$10,278
6/30/24	$12,605	$23,265	$11,637	$13,542	$10,293
7/31/24	$12,743	$23,675	$11,691	$13,608	$10,577
8/31/24	$12,846	$24,301	$11,745	$13,667	$10,828
9/30/24	$12,972	$24,746	$11,797	$13,811	$11,012
10/31/24	$12,892	$24,255	$11,848	$13,835	$10,643
11/30/24	$13,178	$25,368	$11,895	$14,087	$10,679
12/31/24	$12,990	$24,707	$11,941	$14,097	$10,450
1/31/25	$13,127	$25,579	$11,987	$14,286	$10,510
2/28/25	$13,201	$25,395	$12,028	$14,210	$10,660
3/31/25	$13,114	$24,264	$12,073	$14,044	$10,725
4/30/25	$13,213	$24,480	$12,116	$14,067	$11,041
5/31/25	$13,337	$25,929	$12,161	$14,259	$11,001
6/30/25	$13,486	$27,048	$12,205	$14,493	$11,210
7/31/25	$13,561	$27,396	$12,250	$14,605	$11,043

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	6.42%	5.06%	3.09%
MSCI World Index (net)	15.72%	13.78%	10.60%
FTSE Three-Month US Treasury Bill Index	4.78%	2.96%	2.05%
HFRI Fund of Funds Composite Index	7.33%	5.86%	3.86%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 277,843,211
Holdings Count | Holding	2,369
Advisory Fees Paid, Amount	$ 2,128,101
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.
C000228115
Shareholder Report [Line Items]
Fund Name	PACE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P2
Trading Symbol	PAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
11/14/22	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/22	$10,095	$10,261	$10,015	$10,000	$10,129
12/31/22	$10,117	$9,825	$10,049	$10,035	$10,184
1/31/23	$10,185	$10,520	$10,086	$10,237	$10,518
2/28/23	$10,156	$10,267	$10,121	$10,181	$10,168
3/31/23	$10,030	$10,585	$10,162	$10,110	$10,490
4/30/23	$10,030	$10,770	$10,202	$10,139	$10,536
5/31/23	$9,923	$10,663	$10,245	$10,145	$10,330
6/30/23	$10,049	$11,307	$10,289	$10,265	$10,330
7/31/23	$10,146	$11,687	$10,336	$10,378	$10,401
8/31/23	$10,146	$11,408	$10,384	$10,364	$10,259
9/30/23	$10,156	$10,916	$10,431	$10,320	$9,959
10/31/23	$10,078	$10,599	$10,480	$10,208	$9,840
11/30/23	$10,330	$11,593	$10,528	$10,424	$10,336
12/31/23	$10,595	$12,162	$10,577	$10,645	$10,766
1/31/24	$10,605	$12,308	$10,627	$10,722	$10,617
2/29/24	$10,825	$12,830	$10,673	$10,909	$10,484
3/31/24	$11,056	$13,242	$10,722	$11,089	$10,542
4/30/24	$10,936	$12,750	$10,771	$11,041	$10,276
5/31/24	$11,066	$13,320	$10,821	$11,128	$10,410
6/30/24	$11,026	$13,591	$10,869	$11,161	$10,425
7/31/24	$11,146	$13,830	$10,920	$11,216	$10,713
8/31/24	$11,236	$14,196	$10,970	$11,265	$10,966
9/30/24	$11,356	$14,456	$11,018	$11,383	$11,153
10/31/24	$11,286	$14,169	$11,066	$11,403	$10,779
11/30/24	$11,546	$14,819	$11,110	$11,610	$10,816
12/31/24	$11,380	$14,433	$11,154	$11,619	$10,584
1/31/25	$11,498	$14,942	$11,197	$11,774	$10,644
2/28/25	$11,573	$14,835	$11,235	$11,712	$10,796
3/31/25	$11,498	$14,174	$11,276	$11,575	$10,863
4/30/25	$11,573	$14,300	$11,317	$11,594	$11,182
5/31/25	$11,681	$15,147	$11,359	$11,753	$11,142
6/30/25	$11,799	$15,800	$11,400	$11,943	$11,354
7/31/25	$11,852	$16,004	$11,442	$12,053	$11,184

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 11/14/22
Class P2	6.34%	6.47%
MSCI World Index (net)	15.72%	18.95%
FTSE Three-Month US Treasury Bill Index	4.78%	5.10%
HFRI Fund of Funds Composite Index	7.33%	7.35%
Bloomberg Global Aggregate Index	4.41%	4.22%

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2024
AssetsNet	$ 277,843,211
Holdings Count | Holding	2,369
Advisory Fees Paid, Amount	$ 2,128,101
InvestmentCompanyPortfolioTurnover	497.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

The annual operating expenses for Class P2 of the Fund increased from 1.12% for the fiscal year ended July 31, 2024 to 1.41 % for the fiscal year ended July 31, 2025. The notable decrease in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 increased the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Material Fund Change Expenses [Text Block]

The annual operating expenses for Class P2 of the Fund increased from 1.12% for the fiscal year ended July 31, 2024 to 1.41 % for the fiscal year ended July 31, 2025. The notable decrease in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 increased the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.